         AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 6, 1999

                                                       REGISTRATION NOS. 33-2081
                                                                       811-04490

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [_]
PRE-EFFECTIVE AMENDMENT NO.                                          [_]

POST-EFFECTIVE AMENDMENT NO. 23                                      [X]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [_]
AMENDMENT NO. 23                                                     [X]

                      JOHN HANCOCK VARIABLE SERIES TRUST I
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               JOHN HANCOCK PLACE
                                  P.O. BOX 111
                          BOSTON, MASSACHUSETTS 02117
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (617) 572-5060
                        (REGISTRANT'S TELEPHONE NUMBER)

                           RONALD J. BOCAGE, ESQUIRE
                               JOHN HANCOCK PLACE
                                  P.O. BOX 111
                          BOSTON, MASSACHUSETTS 02117
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:

                          THOMAS C. LAUERMAN, ESQUIRE
                        FREEDMAN, LEVY, KROLL & SIMONDS
                         1050 CONNECTICUT AVENUE, N.W.
                             WASHINGTON, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)

  [_] Immediately upon filing pursuant to paragraph (b)

  [_] On (Date) pursuant to paragraph (b)

  [_] 60 days after filing pursuant to paragraph (a)(1)

  [X] On August 9, 1999 pursuant to paragraph (a)(1)

  [_] 75 days after filing pursuant to paragraph (a)(2)

  [_] On (date) pursuant to paragraph (a)(2) of Rule 485.

  If appropriate check the following box:

  [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                   JOHN HANCOCK
                                   VARIABLE SERIES TRUST I

                                   PROSPECTUS

                                   ___________, 1999

As with all mutual funds, the      AGGRESSIVE BALANCED FUND
Securities and Exchange            EQUITY INDEX FUND
Commission has not judged          LARGE CAP VALUE CORE FUND
whether these funds are good       LARGE CAP AGGRESSIVE GROWTH FUND
investments or whether the         LARGE/MID CAP VALUE FUND
information in this                MID CAP BLEND FUND
prospectus is                      FUNDAMENTAL MID CAP GROWTH FUND
adequate and accurate. Anyone      SMALL/MID CAP CORE FUND
who tells you otherwise is         SMALL/MID CAP VALUE FUND
committing a federal crime.        SMALL/MID CAP GROWTH FUND
                                   SMALL CAP GROWTH FUND
                                   INTERNATIONAL BALANCED FUND
                                   INTERNATIONAL EQUITY FUND
                                   SHORT-TERM BOND FUND
                                   BOND INDEX FUND
                                   HIGH YIELD BOND FUND


             MANAGED BY JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY
                              JOHN HANCOCK PLACE
                              BOSTON, MA 02117

CONTENTS

--------------------------------------------------------------------------------


John Hancock Variable Series   OVERVIEW                                  2
Trust I ("Trust")
                               YOUR INVESTMENT CHOICES                   3
A fund-by-fund summary of      Aggressive Balanced Fund                  6
goals, strategies and risks.   Equity Index Fund                         8
                               Large Cap Value CORE Fund                10
                               Large Cap Aggressive Growth Fund         12
                               Large/Mid Cap Value Fund                 14
                               Mid Cap Blend Fund                       16
                               Fundamental Mid Cap Growth Fund          18
                               Small/Mid Cap CORE Fund                  20
                               Small/Mid Cap Value Fund                 22
                               Small/Mid Cap Growth Fund                24
                               Small Cap Growth Fund                    26
                               International Balanced Fund              28
                               International Equity Fund                30
                               Short-Term Bond Fund                     32
                               Bond Index Fund                          34
                               High Yield Bond Fund                     36

Policies and instructions for  YOUR ACCOUNT                             38
opening, maintaining and       Investments in shares of the funds       38
closing an account in any      Share price                              38
fund.                          Valuation                                38
                               Conflicts                                38

Further information on the     FUNDS' EXPENSES, DIVIDENDS AND TAXES     39
Funds                          Expenses                                 39
                               Dividends                                39
                               Taxes                                    39

Further information on the     TRUST DETAILS                            40
Trust.                         Business structure                       40
                               Year 2000 Compliance                     40

Additional performance         APPENDIX                                 41
information

                               FOR MORE INFORMATION             back cover

OVERVIEW

--------------------------------------------------------------------------------

FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on page 6. Each description provides the following information:

GOAL AND STRATEGY The fund's particular investment goals and the principal strategies it intends to use in pursuing those goals.

SUBADVISER/MANAGER The firm and individual(s) providing investment management services to the fund.

PAST PERFORMANCE The fund's total return, measured year-by-year and over time.

MAIN RISKS The major risk factors and other significant risk factors associated with the fund.

FINANCIAL HIGHLIGHTS The fund's operating performance per share, measured year-by-year.

THE FUNDS
The Trust offers investment choices, or funds, for the variable annuity and variable life insurance contracts ("variable contracts") of:

 . John Hancock Mutual Life Insurance Company ("John Hancock"),

 . John Hancock Variable Life Insurance Company ("JHVLICO"), and

 . Investors Partner Life Insurance Company and its subsidiaries ("IPL").

In some variable contract forms, the Trust is referred to as the "Fund" or "Series Fund" and the investment choices are referred to as "Portfolios."

RISKS OF FUNDS
These funds, like all mutual funds, are not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in these funds. So, be sure to read all risk disclosure carefully before investing.

MANAGEMENT
John Hancock is the investment adviser of each fund. John Hancock, chartered in 1862, is a Massachusetts mutual life insurance company. It managed, at the end of 1998, approximately $127 billion, of which John Hancock owned over $67 billion. All of the funds shown in this prospectus have subadvisers.

YOUR INVESTMENT CHOICES

--------------------------------------------------------------------------------


The Trust offers a number of investment choices, or funds, to suit a variety of objectives under variable contracts. There are 16 of these funds available under your variable contract. Each fund has its own strategy and its own risk/reward profile. The funds can be broadly categorized as equity funds, balanced funds, bond funds, and international/global funds. Within these broad categories, the funds can be further categorized as follows:

EQUITY FUNDS
Equity funds can be categorized in two ways--by capitalization and by investment style.

CAPITALIZATION          Equity funds can be categorized by market
                        capitalization, which is defined as the market value of all shares of a company's stock. The following definitions for large, mid and small cap are based upon statistics at year-end 1998, but are adjusted quarterly with broad equity market movements as represented by the Russell 3000 Index.


                        LARGE CAP FUNDS:
 . Aggressive Balanced   These funds invest in large, well-established companies
  Fund                  that typically are very actively traded and provide
                        more stable investment returns over time. Large cap
 . Equity Index Fund     companies represent the 300 largest stocks in the
                        Russell 3000 Index. Each of those companies has a . Large Cap Value CORE market capitalization greater than $6.6 billion as of
  Fund the end of 1998. Large cap funds are appropriate for investors who want the least volatile investment
 . Large Cap Aggressive  returns within the overall equity markets.
  Growth Fund

                        LARGE / MID CAP FUNDS:
 . Large/Mid Cap Value   These funds invest in large cap and mid cap companies.
  Fund The capitalization of these funds can shift over time from primarily large cap to primarily mid cap or vice versa depending on where the manager identifies investment opportunities. These funds are generally more volatile than pure large cap funds, but generally less volatile than pure mid cap funds.


                        MID CAP FUNDS:
 . Mid Cap Blend Fund    These funds invest in medium-sized, less established
                        companies that are less actively traded and provide
 . Fundamental Mid Cap   more share price volatility over time than large cap
  Growth Fund           stocks. Mid cap companies represent the 250th to 1000th
                        largest stocks in the Russell 3000 Index. Each of those companies has a market capitalization between $1.3 billion and $8.1 billion as of the end of 1998. Mid cap funds are appropriate for investors who are willing to accept more volatile investment returns within the overall equity markets with the potential reward of higher long-term returns.


                        SMALL / MID CAP FUNDS:
 . Small/Mid Cap CORE    These funds invest in mid cap and small cap companies.
  Fund The capitalization of these funds can shift over time from primarily mid cap to primarily small cap or vice
 . Small/Mid Cap Value   versa depending on where the manager identifies
  Fund investment opportunities. These funds are generally more volatile than pure mid cap funds, but generally
 . Small/Mid Cap Growth  less volatile than pure small cap funds.
  Fund

                        SMALL CAP FUNDS:
 . Small Cap Value Fund  These funds invest in small newly established companies that are less actively traded and have a high level of share price volatility over time. Small cap companies
 . Small Cap Growth Fund represent the 2000 smallest stocks in the Russell 3000
                        Index. Each of those companies has a market capitalization of less than $1.3 billion as of the end of 1998. Small cap funds are appropriate for investors who are willing to accept the most volatile investment returns within the overall equity markets for the potential reward of higher long-term returns.

INVESTMENT STYLE

                        VALUE FUNDS:
 . Large Cap Value CORE  Value funds invest in companies that are attractively
  Fund                  priced, considering their asset and earnings history.
                        These stocks typically pay above average dividends and
 . Large/Mid Cap Value   have low stock prices relative to measures of earnings
  Fund                  and book value. Value funds are appropriate for
                        investors who want some dividend income and the
 . Small/Mid Cap Value   potential for capital gains, but are less tolerant of
  Fund                  share-price fluctuations.

                        GROWTH FUNDS:
 . Large Cap Aggressive  Growth funds invest in companies believed to have
  Growth Fund           above-average prospects for capital growth due to their
                        strong earnings and revenue potential. Growth stocks
 . Fundamental Mid Cap   typically have high stock prices relative to measures
  Growth Fund           of earnings and book value. Growth funds are
                        appropriate for investors who are willing to accept
 . Small Mid/Cap Growth  more share-price volatility for the potential reward of
  Fund                  higher long-term returns.


 . Small Cap Growth Fund
                        BLEND FUNDS:
 . Equity Index Fund     Blend funds invest in both value and growth companies.
                        Blend funds are appropriate for investors who seek both
 . Mid Cap Blend Fund    dividend and capital appreciation characteristics.

 . Small/Mid Cap CORE
  Fund


BALANCED FUNDS
Balanced funds invest in a combination of stocks and bonds and actively manage the mix of stock and bonds within a target range. Domestic balanced funds invest in U.S. stocks and bonds. International balanced funds invest in foreign stocks and bonds.

 . Aggressive Balanced Fund

 . International Balanced Fund


BOND FUNDS
Bond funds can be categorized in two ways--by average maturity and by credit quality:


AVERAGE MATURITY        Bond maturity is a key measure of interest rate risk. A
                        bond's maturity measures the time remaining until the bond matures, or until the repayment of the bond's principal comes due. The longer a bond's maturity, the more sensitive the bond's price is to changes in interest rates.


                        SHORT:
 . Short Term Bond Fund  These funds invest primarily in bonds with short maturities, typically less than four years. These funds have less interest risk than intermediate-term bond funds.


                        INTERMEDIATE:
 . Bond Index Fund       These funds invest in bonds of all maturities and
                        maintain an average maturity which is typically between . High Yield Bond Fund four and ten years. These funds have more interest rate risk than short-term bond funds.

CREDIT QUALITY          Credit quality is a measure of the ability of a bond
                        issuer to meet its financial obligations and repay principal and interest. High quality bonds have less credit risk than lower quality bonds. Investment grade bonds typically have "high" or "medium" credit quality ratings (as defined below), while high-yield bonds have "low" credit quality ratings.

                        HIGH:
 . Bond Index Fund       These funds focus on the highest-rated, most
                        creditworthy bonds and typically maintain an average credit quality rating of AAA/Aaa or AA/Aa.

                        MEDIUM:
 . Short Term Bond Fund  These funds invest in bonds of all credit quality levels with a focus on high-rated investment grade bonds. These funds typically maintain an average credit quality rating of A or BBB/Baa.

                        LOW:
 . High Yield Bond Fund  These funds invest primarily in lower rated bonds--known as high yield or "junk" bonds. These funds typically maintain a below investment-grade average credit quality rating of BB/Ba or B.

INTERNATIONAL/GLOBAL FUNDS
International funds invest primarily in securities markets outside the United States. Global funds invest both in the United States and abroad. These funds can be categorized by the types of markets they invest in.

                        DEVELOPED MARKETS:
 .International          These funds invest primarily in the larger,
 Balanced Fund          well-established developed or industralized markets
                        around the world. These funds have less foreign
 .International Equity   securities risk than emerging market funds.
 Fund


                        EMERGING MARKETS:
                        These funds invest primarily in developing or emerging markets and have more foreign securities risk than funds that invest primarily in well-established, developed markets.



                        -----------------


In the following pages, any fund investment strategy that is stated as a percentage of a fund's assets applies at all times, not just at the time the fund buys or sells an investment security. The trustees of the Trust can change the investment goals and strategy of any fund without shareholder (i.e., contractowner) approval.

The financial highlights tables on the following pages detail the historical performance of each fund that was in operation prior to December 31, 1998, including total return information showing the increase or decrease of an investment in the fund each year (assuming reinvestment of all dividends and distributions). The "total investment return" shown for each fund does not reflect the expenses and charges of the applicable separate accounts and variable contracts. Those expenses and charges vary considerably from contract to contract and are described in the variable contract prospectus to which this prospectus is attached. If the earliest period shown in the financial highlights table is less than a full calendar year, the two "Ratios" shown for that period have been annualized (i.e., projected as if the fund had been in effect for a full year). However, the "total investment return" and "turnover rate" for that period have not been annualized.

In this prospectus, the term "stock" is used as a shorthand reference for equity investments generally and the term "bond" is used as a shorthand reference for debt obligations generally.

AGGRESSIVE BALANCED FUND

GOAL AND STRATEGY

This is a balanced stock and bond fund that seeks long-term growth in income and capital.

The Fund invests primarily in a diversified mix of:

 . common stocks of large established U.S. companies; and

 . bonds with maturities generally greater than 12 months.

The manager makes ongoing decisions about the mix among stocks and bonds. The manager has a target mix of 75% in equities and 25% in bonds, but actively manages the mix within +/-10% of the target mix.

The manager selects stocks and bonds using a combination of proprietary research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. Bonds are purchased that are attractively priced and have cheap, predictable cash flows. The Fund is managed using risk control techniques that maintain risk and industry characteristics similar to the overall market.

The Fund normally invests its equity portion in 80 to 150 stocks, with at least 65% (usually higher) of its equity assets in large cap companies. The Fund may invest up to 30% of its bond assets in developed foreign countries and up to 15% of its bond assets in high yield bonds. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Depository Receipts (ADRs) and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures - such as holding unusually large amounts of cash and cash equivalents - that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.


--------------------------------------------------------------------------------

SUBADVISER              PAST PERFORMANCE

INDEPENDENCE            This is a new Fund.  It was not in operation prior to
INVESTMENT              the date of this prospectus.
ASSOCIATES, INC.
53 State Street
Boston, Massachusetts
02109

Owned by John Hancock
Managing since 1982
Managed approximately
$31  billion in assets
at end of 1998

FUND MANAGERS
Management by investment
team overseen by:

JOHN C. FORELLI (EQUITY)
------------------------

Senior Vice President
of subadviser
Joined team in 1996
Joined subadviser in
1990


JEFFERY B. SAEF (FIXED
----------------------
INCOME)
-------

Senior Vice President
of subadviser
Joined team in 1994
Joined subadviser in
1994

MAIN RISKS

The following risks are major factors in the Fund's performance:
                        -----
Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that is certain markets large cap stocks will underperform mid cap and small cap stocks.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will generally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Market Allocation Risk: The allocation of the Fund's assets among major asset classes (i.e., stocks, bonds, and short-term debt securities) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's holdings in a class just prior to its experiencing a loss of value.

                                    -------

The following risks are considered significant because of the nature of the investments involved. They are not considered a major factor in the Fund's
                                                 -----
performance because the Fund would not normally commit a large portion of its assets to such investments. However, the risks are of such a nature that they could significantly affect the Fund's performance, even if the investments involved are held in relatively small amounts:

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB-/Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment / Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

                                    -------

The following risk is considered significant because of its potential impact on the Fund's performance:

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS -- This is a new Fund. It was not in operation prior to the date of this prospectus.

EQUITY INDEX FUND

GOAL AND STRATEGY

This is a stock fund that seeks to track the performance of the S&P 500 Index, which emphasizes the stocks of large U.S. companies.

The manager employs a passive management strategy by normally investing in all 500 stocks included in the Index. The manager invests in each stock in roughly the same proportion as represented in the Index.

The manager seeks to replicate as closely as possible the aggregate risk characteristics and industry diversification of the Index.

The Fund normally invests in all 500 stocks in the Index, but has no predetermined number of stocks that it must hold. S&P may change the composition of the Index from time to time. The manager will reflect those changes as soon as practical.

The Fund is normally fully invested. The manager may buy and sell stock index futures, and buy options on stock indexes and on stock index futures to maintain market exposure and manage cash flow.

The Fund may purchase other types of securities, for example: Standard & Poor's Depository Receipts (SPDRs), American Depository Receipts (ADRs), high quality short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

Note: "S&P 500 Index" means the Standard & Poor's 500 Composite Stock Price Index. "Standard & Poor's", "S&P" and "S&P 500" are trademarks of McGraw Hill, Inc. and have been licensed for use by the Trust.

--------------------------------------------------------------------------------


SUBADVISER              PAST PERFORMANCE

STATE STREET BANK AND TRUST COMPANY      The graph shows how the fund's total return has varied from year to year, while the table
State Street Global Advisors Division    shows performance over time (along with a broad-based market index for reference). This
Two International Place                  information may also help provide an indication of the fund's risks and potential rewards.
Boston, Massachusetts 02110              All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges
Managing since 1978                      payable under the variable contracts. Such fees and charges would cause the investment
Managed approximately $492 billion       returns under the contracts to be less than that shown below.
of assets, at end of 1998

FUND MANAGERS

JOHN A. TUCKER
--------------
Principal of subadviser
Joined subadviser in 1988

JAMES B. MAY
------------
Principal of subadviser
Joined subadviser in 1989


--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                              1997        1998

                            INSERT CHART



--------------------------------------------------------------------------------


BEST QUARTER: up 21.27%, fourth quarter 1998 WORST QUARTER: down 9.99%, third quarter 1998

--------------------------------------------------------------------------------
Average annual total return -- for periods ending 12/31/98/(1)/
--------------------------------------------------------------------------------

                                                       1997               1998
1 year                                                 FUND               INDEX
Life of fund                                           28.45%             28.58%
                                                       28.40%             29.02%
INDEX: S&P 500 Index

(1) Began operations on May 1, 1996.

MAIN RISKS

The following risks are major factors in the Fund's performance:

Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:

 . The securities selected by the manager may not be fully representative of the Index.

 . Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.

 . The size and timing of the Fund's cash flows may result in the Fund's performance being different than that of the Index.

Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform mid cap and small cap stocks.


                                     -------

The following risk is not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risk is of such a nature that it could significantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

--------------------------------------------------------------------------------
 Period ended December 31:                  1996**        1997          1998
--------------------------------------------------------------------------------
 Net asset value, beginning of period    $ 10.00      $  11.10      $  14.21
 Income from investment operations:
 Net investment income (loss)                .15           .24          0.25
 Net realized and unrealized gain
(loss) on investments*                      1.26          3.41          3.76
 Total from investment operations           1.41          3.65          4.01
 Less distributions:
 Distributions from net investment
income and capital paid in                  (.15)         (.24)        (0.24)
 Distributions from net realized gain
on investments sold                         (.10)         (.25)        (0.28)
 Total distributions                       ($.31)        ($.54)       ($0.52)
 Net asset value, end of period          $ 11.10      $  14.21      $  17.70
 Total investment return***                14.23%        32.79%        28.45%
 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (000s
omitted)($)                              $14,650      $101,390      $232,578
 Ratio of expenses to average net
assets (%)****                              0.00%         0.00%         0.00%
 Ratio of net investment income (loss)
to average net assets (%)                   2.74%         1.97%         1.59%
 Turnover rate (%)                         15.72%        64.56%        43.31%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on May 1, 1996.
*** Includes the effect of a voluntary capital contribution from John Hancock of $0.06 per share for the period ended 1996 and $0.04 per share for year ended 1997. The Total Investment Return without the capital contribution would have been 13.59% for the year ended 1996 and 32.47% for the year ended 1997.
**** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61%, .65% and .34% for the years ended December 31, 1996, 1997, and 1998, respectively.

LARGE CAP VALUE CORE FUND

GOAL AND STRATEGY

This is a large cap stock fund with a value emphasis that seeks long-term growth in capital and dividend income.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager selects stocks using a combination of quantitative techniques and fundamental equity research. The manager employs an investment process known as CORE, "Computer Optimized, Research-Enhanced," that employs a proprietary quantitative model. The manager identifies stocks that have strong expected earnings growth and momentum and better valuation and risk characteristics than the Russell 1000 Value Index.

Stocks are purchased that have:

 .    Low to modest valuation characteristics relative to general market measures, such as price/earnings ratio, book

 .    value and other fundamental accounting measures; and

 .    favorable prospects for capital appreciation and/or dividend paying ability.

The Fund is managed using risk control techniques to maintain risk, style, capitalization and industry characteristics similar to the Russell 1000 Value Index. The Fund is broadly diversified by industry.

The Fund normally invests in 100 to 250 stocks, with at least 65% (usually higher) of the Fund's assets in large cap companies. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Depository Receipts (ADRs), Standard & Poor's Depository Receipts (SPDRs), high quality short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures - such as holding unusually large amounts of cash and cash equivalents - that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.


--------------------------------------------------------------------------------



SUBADVISER                         PAST PERFORMANCE
GOLDMAN SACHS ASSET MANAGEMENT,    This is a new Fund.  It was not in operation prior to the date of this prospectus.
A SEPARATE OPERATING DIVISION OF
GOLDMAN, SACHS & CO.
One New York Plaza
New York, New York 10004

Managing since 1988
Managed over $195 billion of
assets at end of 1998

FUND MANAGERS

KENT A. CLARK
-------------
Managing Director of subadviser
Joined subadviser in 1992

ROBERT C. JONES
---------------
Managing Director of subadviser
Joined subadviser in 1989

VICTOR H. PINTER
----------------
Vice President of subadviser
Joined subadviser in 1990

MAIN RISKS

The following risks are major factors in the Fund's performance:
                        -----

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform small and mid cap stocks.

                                     -------

The following risk is considered significant because of the nature of the investment involved. It is not considered a major factor in the Fund's
                                             -----
performance because the Fund would not normally commit a large portion of its assets to such investments. However, the risk is of such a nature that it could significantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.


--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS -- This is a new Fund. It was not in operation prior to the date of this prospectus.

LARGE CAP AGGRESSIVE GROWTH FUND

GOAL AND STRATEGY

This is a non-diversified large cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of large established U.S. companies that are believed to offer above-average potential for long-term growth in revenues and earnings.

The manager selects stocks using proprietary company-specific research that focuses on firms:

 . Offering superior earnings growth that is not fully reflected in current market valuations.

 . Having prospective earnings growth rates substantially above that of the S&P
  500.

 . Exhibiting strong management and superior industry positions and excellent balance sheets.

The Fund employs aggressive investment strategies and invests most of its asset in a relatively small number of companies, the 25 most highly regarded stocks representing at least 65% of the Fund's assets. The manager selects stocks without regard to any predefined industry or sector selection criteria.

The manager actively trades and adjusts the Fund's holdings to capitalize on market fluctuations. The manager typically:

 . increases investment in favored securities and reduces the number of holdings in declining markets, and

 . decreases investment in favored securities and increases the number of holdings in rising markets.

The Fund is a non-diversified fund, which means it can take larger positions in a smaller number of issuers. The Fund normally invests in 35 to 55 stocks, with at least 65% (usually higher) of its assets in large cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Depository Receipts (ADRs), high quality short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures - such as holding unusually large amounts of cash and cash equivalents - that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.


--------------------------------------------------------------------------------



SUBADVISER                           PAST PERFORMANCE
ALLIANCE CAPITAL MANAGEMENT L.P.     This is a new Fund.  It was not in operation prior to the date of
1345 Avenue of the Americas          this prospectus.
New York, NY 10105

Managing since 1971
Managed approximately $X BILLION
in assets at end of 1998

FUND MANAGERS
Management by investment team
  overseen by:

JOHN H. FOGARTY
---------------
Vice president of subadviser
Joined subadviser in 1988
Began career in 1988

ALFRED HARRISON
---------------
Vice chairman and Director of
  subadviser
Joined subadviser in 1978
Began career in 1962

MAIN RISKS

The following risks are major factors in the Fund's performance:
                        -----

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers and in a smaller number of issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "large cap" approach carries the risk that large cap stocks will underperform small cap and mid cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

                                     -------

The following risk is considered significant because of the nature of the investment involved. It is not considered a major factor in the Fund's
                                             -----
performance because the Fund would not normally commit a large portion of its assets to such investments. However, the risk is of such a volatile nature that it could significantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

                                     -------

The following risk is considered significant because of its potential impact on the Fund's performance:

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS   --  This is a new Fund.  It was not in operation prior
to the date of this prospectus.

LARGE/MID CAP VALUE FUND

GOAL AND STRATEGY

This is a large/mid cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of common stocks of large- and mid-sized U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager employs a value approach in selecting stocks, using proprietary equity research to identify stocks having distinct value characteristics based on industry-specific valuation criteria.

The manager screens the investable universe for stocks with:

 . dividend yields greater than the Russell 1000 Value Index, and

 . price/book ratios lower than  the Russell 1000 Value Index.

The Fund's assets are allocated to industry-specific sub-portfolios that are managed by each industry analyst. The manager oversees the Fund to maintain capitalization and industry weights similar to the Russell 1000 Value Index.

The Fund normally invests in 100 to 120 stocks, with at least 65% (usually higher) of its assets in large and mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Depository Receipts (ADRs), high quality short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures - such as holding unusually large amounts of cash and cash equivalents - that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.


--------------------------------------------------------------------------------



SUBADVISER                              PAST PERFORMANCE
WELLINGTON MANAGEMENT COMPANY, LLP      This is a new Fund.  It was not in operation prior to the date of this
75 State Street                         prospectus.
Boston, Massachusetts 02109

Managing, with predecessors,
  since 1928
Managed approximately $211 billion
of assets at the end of 1998

FUND MANAGERS

DORIS DWYER CHU
---------------
Vice President of subadviser
Managed fund since 1999
Joined subadviser in 1998
Partner and portfolio manager at
  Grantham,
Mayo, Van Otterloo & Co. (1985 - 1998)

LAURIE A. GABRIEL
-----------------
Managing Partner of subadviser
Managed fund since 1999
Joined subadviser in 1976

MAIN RISKS

The following risks are major factors in the Fund's performance:
                        -----

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large /mid cap" approach carries the risk that large /mid cap stocks will underperform small cap stocks.

                                     -------

The following risk is considered significant because of the nature of the investment involved. It is not considered a major factor in the Fund's
                                             -----
performance because the Fund would not normally commit a large portion of its assets to such investments. However, the risk is of such a volatile nature that it could significantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS -- This is a new Fund. It was not in operation prior to the date of this prospectus.

MID CAP BLEND FUND

GOAL AND STRATEGY

This is a mid cap stock fund that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of common stocks of mid-sized U.S. companies that are believed to offer:

 . favorable prospects for increasing dividends and capital appreciation (i.e., "value" companies); and

 . above-average potential for growth in revenues and earnings (i.e. "growth" companies).

The manager selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. The Fund is managed using risk control techniques that maintain risk and industry characteristics similar to the Russell Mid Cap Index.

The Fund normally invests in 100 to 150 stocks, with at least 65% (usually higher) of its assets in mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Depository Receipts (ADRs), high quality short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures - such as holding unusually large amounts of cash and cash equivalents - that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.


--------------------------------------------------------------------------------


SUBADVISER                                     PAST PERFORMANCE

INDEPENDENCE INVESTMENT ASSOCIATES, INC.       This is a new Fund.  It was not in operation prior to the date of this prospectus.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $31 billion
in assets at end of 1998

FUND MANAGERS
Management by investment team overseen by:

COREEN S. KRAYSLER, CFA
-----------------------
Senior Vice President of subadviser
Joined subadviser in 1985

MAIN RISKS

The following risks are major factors in the Fund's performance:
                        -----

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "mid cap" approach carries the risk that in certain markets "mid cap" stocks will underperform "large cap" and "small cap" stocks. Also, the Fund's "blend" style carries the risk that in certain markets, "blend" styles will underperform "growth" and "value" styles.


                                    -------

The following risk is considered significant because of the nature of the investment involved. It is not considered a major factor in the Fund's
                                             -----
performance because the Fund would not normally commit a large portion of its assets to such investments. However, the risk is of such a volatile nature that it could significantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- This is a new Fund. It was not in operation prior to the date of this prospectus.

FUNDAMENTAL MID CAP GROWTH FUND

GOAL AND STRATEGY

This is a mid cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of mid-sized U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using both proprietary equity research and external consensus earnings forecasts. Stocks are purchased that are believed to offer:

 .    High rate of sustainable earnings growth of 15% plus;

 .    revenue growth generated by operating results (unit volume); and

 .    sustainable revenue growth of 10% plus.

The manager looks for companies with:

 .    innovative management and strong leadership positions in unique market niches;

 .    undiscovered and undervalued emerging growth companies; and,

 .    new products and services.

The Fund's industry exposures are a result of stock selection as opposed to predetermined allocations.

The Fund normally invests in 60 to 80 stocks, with at least 65% (usually higher) of its assets in mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Depository Receipts (ADRs), high quality short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures - such as holding unusually large amounts of cash and cash equivalents - that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------


SUBADVISER                        PAST PERFORMANCE

IOPPENHEIMER FUNDS, INC.          This is a new Fund.  It was not in operation prior to the date of this prospectus.
Two World Trade Center
New York, New York, 10048

Managing since 1959
Managed approximately $95 billion
of assets at end of 1998

FUND MANAGERS

BRUCE BARTLETT
--------------
Senior Vice President of subadviser
Joined subadviser in 1995
Vice President of First of America
Investment Corp. (1986 - 1995)

JAMES FULLERTON TURNER II
----------------------
Assistant Vice President of subadviser
Joined subadviser in 1996
Equity Analyst at First of America
Investment Corp. (1994 - 1996)

MAIN RISKS

The following risks are major factors in the Fund's performance:
                        -----
Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "mid cap" approach carries the risk that mid cap stocks will underperform large cap and small cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

                                    -------

The following risk is considered significant because of the nature of the investment involved. It is not considered a major factor in the Fund's
                                             -----
performance because the Fund would not normally commit a large portion of its assets to such investments. However, the risk is of such a volatile nature that it could significantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

                                     -------

The following risk is considered significant because of its potential impact on the Fund's performance:

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS -- This is a new Fund. It was not in operation prior to the date of this prospectus.

SMALL/MID CAP CORE FUND

GOAL AND STRATEGY

This is a small/mid cap stock fund that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small and mid-sized U.S. companies that are believed to offer:

 . favorable prospects for increasing dividends and capital appreciation (i.e., "value" companies); and

 . above-average potential for growth in revenues and earnings (i.e. "growth" companies).

The manager selects stocks using a combination of quantitative techniques and equity research.

The manager employs an investment process known as CORE, "Computer Optimized, Research-Enhanced," that employs a proprietary quantitative model. Stocks are purchased that have strong expected earnings growth and momentum and better valuation and risk characteristics than the Russell 2500 Index. The Fund is managed using risk control techniques to maintain risk, style, capitalization and industry characteristics similar to the Russell 2500 Index.

The Fund normally invests in 200 to 600 stocks, with at least 65% (usually higher) of the Fund's assets in small cap and mid cap companies. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Depository Receipts (ADRs), Standard & Poor's Depository Receipts (SPDRs), high quality short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.


--------------------------------------------------------------------------------



SUBADVISER                          PAST PERFORMANCE

GOLDMAN SACHS ASSET MANAGEMENT,     Because this Fund did not have a full year of operations as of December
A SEPARATE OPERATING DIVISION OF    31, 1998, no year-by-year total returns or average annual total returns
GOLDMAN SACHS AND CO.               can be shown for this Fund. However, the Appendix to this prospectus
One New York Plaza                  contains certain performance information that is relevant to this Fund.
New York, New York 10004            The Appendix starts on page 55.

Managing since 1988
Managed over $195 billion of
assets at end of 1998

FUND MANAGERS

KENT A. CLARK
Managing Director of subadviser
Joined subadviser in 1992

ROBERT C. JONES
Managing Director of subadviser
Joined subadviser in 1989

VICTOR H. PINTER
Vice President of subadviser
Joined subadviser in 1990

MAIN RISKS

The following risks are major factors in the Fund's performance:

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "small/mid cap" approach carries the risk that in certain markets small/mid cap stocks will underperform large cap stocks.
                                    -------

The following risk is not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risk is of such a nature that it could significantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

--------------------------------------------------------------------------------
 Period ended December 31:                                            1998**
--------------------------------------------------------------------------------
 Net asset value, beginning of period                               $10.00

 Income from investment operations:

   Net investment income (loss)                                         --

   Net realized and unrealized gain (loss) on investments*           (0.98)

   Total from investment operations                                  (0.98)

 Less distributions:

   Distributions from net investment income and capital paid in         --

   Distributions from net realized gain on investments sold             --

   Total distributions                                                  --

 Net asset value, end of period                                     $ 9.02

 Total investment return                                             (9.81)%

 RATIOS AND SUPPLEMENTAL DATA

 Net assets, end of period (000s omitted)($)                        $5,015

 Ratio of expenses to average net assets (%)***                       1.05%

 Ratio of net investment income (loss) to average net assets (%)     (0.01)%

 Turnover rate (%)                                                   60.51%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 4.55% for the year ended December 31,

SMALL/MID CAP VALUE FUND

GOAL AND STRATEGY

This is a small/mid cap stock fund with a value emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small and mid-sized U.S. companies that are believed to offer favorable prospects for capital appreciation.

The manager selects stocks using a combination of proprietary quantitative screening tools and fundamental equity research. The manager selects stocks that have:

 . attractive valuation characteristics, using measures such as low price/earnings and price/book ratios;

 . strong business health, as measured by overall efficiency and profitability
  (return on assets and/or equity); and,

 . business momentum, defined as a catalyst that the manager believes will
                                                -------------------------
  trigger a near-term price increase.

The Fund is broadly diversified by sector. The Fund normally invests in 70 to 150 stocks, with at least 65% (usually higher) of its assets in small and mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Depository Receipts (ADRs), high quality short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures - such as holding unusually large amounts of cash and cash equivalents - that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.


--------------------------------------------------------------------------------


SUBADVISER                                   PAST PERFORMANCE
THE BOSTON COMPANY ASSET MANAGEMENT, LLC     This is a new Fund.  It was not in operation prior to the date of this prospectus.
One Boston Place
Boston, Massachusetts 02108

Managing since 1970
Managed approximately $22 billion
of assets at end of 1998

FUND MANAGERS
Management by investment team overseen by:

PETER I. HIGGINS, CFA
---------------------
Senior Vice President of subadviser
Managed fund since 1999 (its inception)
Joined subadviser in 1988

MAIN RISKS

The following risks are major factors in the Fund's performance:
                        -----

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "small/mid cap" approach carries the risk that in certain markets small/mid cap stocks will underperform large cap stocks.

                                    -------

The following risk is considered significant because of the nature of the investment involved. It is not considered a major factor in the Fund's
                                             -----
performance because the Fund would not normally commit a large portion of its assets to such investments. However, the risk is of such a nature that it could significantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

                                     -------

The following risk is considered significant because of its potential impact on the Fund's performance:

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS   --  This is a new Fund.  It was not in operation prior
to the date of this prospectus.

SMALL/MID CAP GROWTH FUND
(Formerly Diversified Mid Cap Growth Fund)

GOAL AND STRATEGY

This is a small/mid cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in the common stocks of small and mid-sized U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using a combination of proprietary quantitative and qualitative equity research. Quantitative screening seeks to identify a group of companies with at least three years of operating history that have above-average growth, financial quality and profitability relative to industry peers. Equity research seeks to identify individual companies from that group with a higher potential for long term earnings growth and capital appreciation.

The manager buys companies that seem attractive based on the following criteria, among others:

 .    Superior historical earnings growth,

 .    Prospects for continued above-average growth,

 .    Attractive valuations,

 .    Strong market positions,

 .    Favorable new products, and

 .    Superior management.

The Fund is broadly diversified by industry sector. The Fund normally invests in 50 to 70 stocks, with at least 65% (usually higher) of its assets in small and mid cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Depository Receipts (ADRs), and high quality short-term debt securities.

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------

SUBADVISER                              PAST PERFORMANCE
WELLINGTON MANAGEMENT COMPANY, LLP      The graph shows how the fund's total return has varied from year to year, while the table
75 State Street                         shows performance over time (along with a broad-based market index for reference). This
Boston, Massachusetts 02109             information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The
Managing with predecessors, since 1928  performance figures below do not reflect the deduction of fees and charges payable under
Managed approximately $211 billion of   the variable contracts. Such fees and charges would cause the investment returns under the
assets at end of 1998                   contracts to be less than that shown below.

FUND MANAGER

FRANK V. WISNESKI
Senior Vice President of subadviser
Joined subadviser in 1968

ASSOCIATE FUND MANAGER

JOHN J. HARRINGTON, CFA
Vice President of subadviser
Joined subadviser in 1995
Portfolio Manager at Munder Capital
Management (1991-1994)

--------------------------------------------------------------------------------
  Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                          1995       1996      1997      1998



                                 INSERT CHART




--------------------------------------------------------------------------------



BEST QUARTER: up 21.59%, fourth quarter 1998 WORST QUARTER: down 21.48%, third quarter 1998

--------------------------------------------------------------------------------
  Average annual total returns -- for periods ending 12/31/98/(1)/
--------------------------------------------------------------------------------
                                                             Fund        Index

  1 year                                                    5.61%       17.86%

  Life of fund                                             15.37%       19.55%

INDEX:  Russell Midcap(TM) Growth Index

(1) Began operations on May 1, 1994.

NOTE: See the Appendix to this prospectus for further performance information relevant to this Fund.

MAIN RISKS

The following risks are major factors in the Fund's performance:

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "small/mid cap" approach carries the risk that in certain markets small/mid cap stocks will underperform large cap stocks.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

                                     -------

The following risk is considered significant because of its potential impact on the Fund's performance:

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. The Fund had a high turnover rate in 1998. However, the Fund has undergone a change in management as of May 1, 1999. The Fund expects to have an unusually high turnover rate in 1999 because of the change in management and a change in the Funds investment strategy. These changes will require a restructuring of the Fund's investments in 1999. Normally, the Fund's turnover rate will be less than 100%.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

------------------------------------------------------------------------------------------------------------------------------------

Small/Mid Cap Growth Fund (formerly Diversified Mid Cap Growth Portfolio)
 Period ended December 31:                                                     1994**     1995        1996       1997        1998
------------------------------------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period                                        $ 10.00    $   9.94   $   13.18   $  16.52    $   5.39

 Income from investment operations:

   Net investment income (loss)                                                  0.11      (0.01)       0.02       0.01       (0.02)

   Net realized and unrealized gain (loss) on investments*                      (0.06)      3.58        3.99       0.56        0.88

   Total from investment operations                                              0.05       3.57        4.01       0.57        0.86

 Less distributions:

   Distributions from net investment income and capital paid in                    --      (0.01)      (0.02)     (0.01)         --

   Distributions from net realized gain on investments sold                     (0.11)     (0.32)      (0.65)     (1.69)      (0.31)

   Total distributions                                                       $  (0.11)   $ (0.33)   $  (0.67)  $  (1.70)   $  (0.31)

 Net asset value, end of period                                              $   9.94    $ 13.18    $  16.52   $  15.39    $  15.94

 Total investment return                                                         0.56%     35.96%      30.33%      3.44%       5.61%


 RATIOS AND SUPPLEMENTAL DATA

 Net assets, end of period (000s omitted)($)                                 $  7,181    $54,486    $194,108   $213,612    $193,332

 Ratio of expenses to average net assets (%)***                                  1.00%      1.00%       0.84%      0.85%       0.89%

 Ratio of net investment income (loss) to average net assets (%)                 1.51%     (0.11)%      0.18%      0.09%     (0.11)%


 Turnover rate (%)                                                              26.54%     139.31%    217.84%    331.19%     162.21%




* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations May 1, 1994.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 6.05% and 1.91% for the years ended December 31, 1994, and 1995, respectively.

SMALL CAP GROWTH FUND

GOAL AND STRATEGY

This is a small cap stock fund with a growth emphasis that seeks long-term growth in capital.

The Fund invests primarily in a diversified mix of the common stocks of small U.S. companies that are believed to offer above-average potential for growth in revenues and earnings.

The manager selects stocks using proprietary equity research. Stocks are purchased that are expected to have rapid earnings growth that is not yet widely recognized by the investment community.

The manager looks for companies with:

 . demonstrated 20% annual earnings growth over 3 years and similar future growth expectations;

 . dominant market niche or poised to become market leaders; and

 . high quality senior management with coherent business strategies.

The Fund is highly diversified by sector and number of individual stocks. The Fund's sector weightings normally reflect those of the Russell 2000 Growth Index. The Fund normally invests in 150 to 220 stocks, with at least 65% (usually higher) of its assets in small cap companies. The Fund normally has 5% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Depository Receipts (ADRs), high quality short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------



SUBADVISER                    PAST PERFORMANCE
JOHN HANCOCK ADVISERS, INC.   The graph shows how the fund's total return has varied from year to year, while the table shows
101 Huntington Avenue         performance over time (along with a broad-based market index for reference). This information may
Boston, Massachusetts 02199   help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not
Owned by John Hancock         reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges
Managing since 1968           would cause the investment returns under the contracts to be less than that shown below.
Managed approximately
    $30 billion
of assets at end of 1998

FUND MANAGERS
Management by investment
team overseen by:

BERNICE S. BEHAR
Senior Vice President of
subadviser
Managed fund since 1996
(its inception)
Joined subadviser in 1991
Began career in 1986

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                     1997               1998



                              INSERT CHART




--------------------------------------------------------------------------------


BEST QUARTER: up 34.18%, fourth quarter 1998 WORST QUARTER: down 21.55%, third quarter 1998

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98/(1)/
--------------------------------------------------------------------------------

                                                       FUND              INDEX
  1 year                                               14.49%             1.23%
  Life of fund                                         10.39%             4.25%

INDEX: Russell 2000(R) Growth Index

(1) Began operations on May 1, 1996.

MAIN RISKS

The following risks are major factors in the Fund's performance:

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized companies may be subject to more erratic price movements than investment in large established companies.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks. Also, the Fund's "small cap" approach carries the risk that in certain markets small cap stocks will underperform mid cap and large cap stocks.

                                     -------

The following risk is not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risk is of such a nature that it could significantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

                                     -------

The following risk is considered significant because of its potential impact on the Fund's performance:

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on the fund's performance. Any turnover rate in excess of 100% is considered relatively high. Normally, the Fund's turnover rate will be greater than 100%.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

--------------------------------------------------------------------------------
 Period ended December 31:                      1996**     1997        1998
--------------------------------------------------------------------------------
 Net asset value, beginning of
period                                        $ 10.00    $  9.93     $ 11.34
Income from investment
operations:
 Net investment income (loss)                     .01       (.02)      (0.05)
Net realized and unrealized
gain (loss) on investments*                      (.06)      1.44        1.70
 Total from investment
operations                                       (0.5)      1.42        1.65
Less distributions:
 Distributions from net
investment income and capital
paid in                                          (.02)      (.01)         --
Distributions from net realized
gain on investments sold                           --         --          --
 Total distributions                          $  (.02)   $  (.01)         --
Net asset value, end of period                $  9.93    $ 11.34     $ 12.99
 Total investment return                         (.50)%    14.26%      14.49%
Ratios and supplemental data
 Net assets, end of period (000s
omitted)($)                                   $20,633    $48,761     $74,849
Ratio of expenses to average
net assets (%)***                                1.00%      1.00%       1.00%
 Ratio of net investment income
 (loss) to average net assets (%)                 .12%      (.28)%     (0.65)%
Turnover rate (%)                               50.93%     86.23%     101.16%


* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuations in market values of the fund.
**   Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 1.55%, 1.12% and 1.05% for the years ended December 31, 1996, 1997, and 1998, respectively.

INTERNATIONAL BALANCED FUND

GOAL AND STRATEGY

This is a non-diversified international balanced stock and bond fund that seeks long-term growth in income and capital.

The Fund invests primarily in a mix of:

 . common stocks of large foreign companies within developed markets; and

 . foreign bonds with maturities generally greater than 12 months.

The manager makes ongoing decisions about the mix between stocks and bonds. The Fund has a target mix of 65% stocks and 35% bonds.

The Fund normally invests at least 25% of its assets in bonds which are senior securities.

The Fund invests in at least 3 different countries, but normally invests in 10 to 20 countries.

The Fund invests its assets primarily in developed countries other than the U.S. and, to a lesser extent, in emerging markets countries.

The manager selects stocks and bonds using fundamental value analysis to identify fairly priced investments with long-term sustainable future cash flows. The manager determines fundamental value by focusing on:

 . current market prices relative to fundamental values;

 . broad-based indices for stocks, bonds, and markets; and

 . economic variables such as productivity, inflation and global competitiveness.

The Fund is non-diversified, which means that it can take larger positions in a smaller number of issuers. However, the Fund normally invests in 200 to 300 stocks within the stock portion. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Depository Receipts (ADRs), high quality short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------


SUBADVISER                         PAST PERFORMANCE
Brinson Partners, Inc.             The graph shows how the fund's total return has varied from year to year, while the table shows
209 South LaSalle Street           performance over time (along with a broad-based market index for reference). This information may
Chicago, Illinois 60604            help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do
Managing since 1974                not reflect the deduction of fees and charges payable under the variable contracts. Such fees and
Managed approximately              charges would cause the investment returns under the contracts to be less than that shown below.
$163 billion
of assets at end of 1998

FUND MANAGERS
Management by investment team
overseen by:

RICHARD C. CARR, CFA
Managing Director,
Global Equities,
of subadviser
Joined subadviser in 1989
Began career in 1964

Denis S. Karnosky, Ph.D.
Managing Director, Asset
Allocation/Currency,
of subadviser
Joined subadviser in 1989
Began career in 1967

NORMAN D. CUMMING
Managing Director,
Global Fixed Income,
of subadviser's
affiliate UBS Brinson,
Limited
Joined subadviser in 1989
Began career in 1977

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                       1997               1998



                                 INSERT CHART





--------------------------------------------------------------------------------


BEST QUARTER: up 13.06%, fourth quarter 1998 WORST QUARTER: down 4.49%, fourth quarter 1997

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98/(1)/
--------------------------------------------------------------------------------

                                                     FUND              INDEX
1 year                                               17.99%             18.98%
Life of fund                                         10.09%              7.87%

INDEX: 65% MSCI World Index (Ex US) (Net of Withholding Taxes from a U.S. Tax Perspective)/35% Salomon Brothers Non-US Government Bond Index

(1) Began operations on May 1, 1996.

MAIN RISKS

The following risks are major factors in the Fund's performance:

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Non-Diversified Fund Risk: The Fund's larger position in foreign government securities could produce more volatile performance relative to funds with smaller positions. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Market Risk: The value of the securities in the Fund may go down in response to over-all stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Market Allocation Risk: The allocation of the Fund's assets between the major asset classes (i.e., stocks and bonds) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's holdings in a class just prior to its experiencing a loss of value.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will generally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.


                                     -------

The following risk is not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risk is of such a nature that it could significantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

--------------------------------------------------------------------------------
 Period ended December 31:                  1996**       1997         1998
--------------------------------------------------------------------------------
Net asset value, beginning of period      $ 10.00      $ 10.39      $ 10.11
Income from investment operations:
 Net investment income (loss)                 .24          .33         0.34
Net realized and unrealized gain (loss)
on investments*                               .41         (.05)        1.44
 Total from investment operations             .65          .28         1.78
Less distributions:
 Distributions from net investment
  income and capital paid in                 (.24)        (.34)       (0.35)
Distributions from net realized gain on
 investments sold                            (.02)        (.22)       (0.42)
 Total distributions                      $  (.26)     $  (.56)     $ (0.77)
Net asset value, end of period            $ 10.39      $ 10.11      $ 11.12
 Total investment return                     6.73%        2.65%       17.99%
Ratios and supplemental data
 Net assets, end of period (000s
omitted)($)                               $24,098      $25,420      $30,416
Ratio of expenses to average net assets
(%)***                                       1.10%        1.10%        1.10%
 Ratio of net investment income (loss)
to average net assets (%)                    3.59%        3.18%        3.20%
Turnover rate (%)                           22.21%       81.04%      103.55%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on May 1, 1996.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.44%, 1.56% and 1.82% for the years ended December 31, 1996, 1997 and 1998, respectively.

INTERNATIONAL EQUITY FUND

GOAL AND STRATEGY

This is an international stock fund that seeks long-term growth in capital.

The Fund primarily invests in a diversified mix of common stocks of large established and medium-sized foreign companies located primarily in developed countries outside of the U.S..

The manager selects stocks using proprietary equity research that identifies companies having:

 .    strong market positions within their industry;

 .    management with a history of excellence focusing on core businesses;

 .    above average return on capital within their industry; and

 .    demonstrated ability to create long-term shareholder value.

The manager determines the allocation among regions and countries using a combination of qualitative and quantitative inputs, including:

 .    quantitative models to rank the relative attractiveness of each country region based on valuation, credit risk and momentum, and

 .    qualitative assessment of regional portfolio managers to adjust model results.

The Fund's industry exposures are largely the result of stock selection, although the Fund maintains broad industry representation. The Fund is managed using risk control techniques that maintain overall regional diversification. The Fund may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in foreign currency exchange rates.

The Fund invests in at least 3 different countries, but normally invests in 10 to 20 countries. The Fund will invest no more than 10% of its assets in emerging market stocks.

The Fund normally invests in 120 to 180 stocks and normally has 10 % or less of its assets in cash and cash equivalents.

The Fund also may purchase other types of securities, for example: American Depository Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), U.S. high quality short-term debt securities, and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures - such as holding unusually large amounts of cash and cash equivalents - that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------


SUBADVISER              PAST PERFORMANCE
GOLDMAN SACHS ASSET     This is a new Fund.  It was not in operation prior to the date of this
MANAGEMENT.             prospectus.
A SEPARATE OPERATING
DIVISION OF GOLDMAN,
SACHS & CO.
One New York Plaza
New York, New York
10004

Managing since 1988
Managed over $195
billion of assets
at end of 1998

FUND MANAGERS
Management by
investment team
overseen by:

SHOGO MAEDA
-----------
Managing Director of
subadviser
Joined subadviser in
1994
Senior Portfolio
Manager at Nomura
Investment
Management, Inc.
(1987 - 1994)

IVOR H. FARMAN
--------------
Executive Director of
subadviser
Joined subadviser in
1996
Research Analyst at
Exane (1995-1996)
Research Analyst at
Banque Nationale
de Paris (1993-1995)

SUSAN NOBLE
-----------
Executive Director of
subadviser
Joined subadviser in
1997
Portfolio Management
Director at
Fleming Investment
Management (1986-1997)

MAIN RISKS

The following risks are major factors in the Fund's performance:
                        -----

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

                                    -------

The following risk is considered significant because of the nature of the investment involved. It is not considered a major factor in the Fund's
                                             -----
performance because the Fund would not normally commit a large portion of its assets to such investments. However, the risk is of such a nature that it could significantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.



--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS -- This is a new Fund. It was not in operation prior to the date of this prospectus.

SHORT-TERM BOND FUND

GOAL AND STRATEGY

This is a short-term bond fund that seeks high income consistent with low share price fluctuation.

The Fund primarily invests in a diversified mix of short-term and intermediate-term investment grade debt securities including:

 . U.S. Treasury and Agency securities;

 . U.S. corporate bonds;

 . foreign corporate bonds of companies in developed countries (if dollar-denominated);

 . foreign government and agency securities of developed countries (if dollar denominated);

 . mortgage-and asset-backed securities; and

 . commercial paper and other short-term debt obligations.

The manager selects bonds using a combination of proprietary research and quantitative tools. Bonds are purchased that are attractively priced and that provide cheap, predictable cash flows.

The Fund normally invests:

 . mostly in corporate bonds;

 . no more than 15% of its assets in bonds that are below investment grade; and

 . no more than 25% of its assets in foreign debt securities.

The Fund normally has:

 . an average maturity between one and three and a half years;

 . an average credit quality rating of "A" or higher; and

 . 10% or less of its assets in cash and cash equivalents.

The Fund only invests in securities that are rated at least BB- or Ba3 at time of purchase.

The Fund may purchase other types of securities, for example: high-quality short-term debt securities and certain derivatives (investments whose value is based on indexes or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------



SUBADVISER              PAST PERFORMANCE
INDEPENDENCE            The graph shows how the fund's total return has varied from year to year, while the table shows performance
    INVESTMENT          over time (along with a broad-based market index for reference). This information may help provide an
    ASSOCIATES, INC.    indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past
53 State Street         performance does not indicate future results. The performance figures below do not reflect the deduction of
Boston, Massachusetts   fees and charges payable under the variable contracts. Such fees and charges would cause the investment
    02109               returns under the contracts to be less than that shown below.

Owned by John Hancock
Managing since 1982
Managed approximately
    $31 billion
in assets at end of
    1998

FUND MANAGER

JEFFREY B. SAEF
---------------------
Senior Vice President
of subadviser
Joined subadviser in
1994


---------------------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
---------------------------------------------------------------------------------------------
                                                  1995        1996         1997        1998


                                          INSERT CHART


---------------------------------------------------------------------------------------------


BEST QUARTER: up 3.87%, second quarter 1995 WORST QUARTER: down 0.39%, first quarter 1996

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98/(1)/
--------------------------------------------------------------------------------
                                                 FUND              INDEX
1 year                                           5.82%             6.95%
Life of fund                                     5.87%             6.88%


INDEX: Merrill Lynch 1-5 Year U.S. Government Bond Index (for periods prior to May 1, 1998) 65% Lehman Brothers 1-3 Year Corporate Bond Index/35% Lehman Brothers 1-3 Year Government Bond Index (for periods after May 1,
        1998)

/(1)/ Began operations on May 1, 1994.

MAIN RISKS

The following risks are major factors in the Fund's performance:

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will generally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has less interest rate risk than an intermediate-term or long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

                                     -------

The following risks are not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risks are of such a nature that they could significantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited govern ment regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB-/Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment / Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.


------------------------------------------------------------------------------------------------------------------
 Period ended December 31:                                        1994**     1995      1996      1997       1998
------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                           $10.00    $  9.66   $ 10.23   $ 10.05    $ 10.08
 Income from investment operations:
   Net investment income (loss)                                    .37        .50       .54       .59       0.61
   Net realized and unrealized gain (loss) on investments*        (.34)       .59      (.16)      .03      (0.03)
   Total from investment operations                                .03       1.09       .36       .62      (0.58)
 Less distributions:
   Distributions from net investment income and
     capital paid in                                              (.37)      (.50)     (.54)     (.59)     (0.61)
   Distributions from net realized gain on
     investments sold                                               --       (.02)     (.00)       --         --
   Total distributions                                          $ (.37)   $  (.52)  $  (.54)  $  (.59)   $ (0.61)
 Net asset value, end of period                                 $ 9.66    $ 10.23   $ 10.05   $ 10.08    $ 10.05
 Total investment return                                           .33%     11.49%     3.61%     6.41%      5.82%
 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (000s omitted)($)                    $1,718    $17,911   $58,676   $51,120    $77,194
 Ratio of expenses to average net assets (%)***                    .75%       .75%      .75%      .57%      0.53%
 Ratio of net investment income (loss) to average
   net assets (%)                                                 5.82%      5.52%     5.66%     5.67%      6.17%
 Turnover rate (%)                                               11.22%    109.77%    20.68%   108.29%    184.50%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on May 1, 1994.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made, the expense ratio would have been 13.60%, 1.83% and .79% for the years ended December 31, 1994, 1995 and 1996, respectively.

BOND INDEX FUND

GOAL AND STRATEGY

This is a bond fund that seeks to track the performance of the Lehman Brothers Government / Corporate Index.

The manager employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Index.

If the Fund reaches approximately $50 million in total assets, the manager will seek to match the performance of the Lehman Brothers Aggregate Bond Index, a broader market index that also includes mortgage-backed and asset-backed securities.

Both of these Indexes consist of investment grade securities with maturities greater than one year and outstanding par values of at least $100 million issued primarily by:

 . the U.S. Treasury and U.S. government agencies and instrumentalities;

 . foreign governments and agencies; and

 . U.S. and foreign corporations.

The manager selects securities to match, as closely as practical, the Index's duration, cash flow, sector, credit quality, callability, and other key performance characteristics. The Fund is normally fully invested.

The Index composition may change from time to time. The manager may keep securities that no longer meet the Index criteria as long as:

 . such "ineligible" securities plus cash and money market instruments are less than 20% of the Fund's assets; and

 . high yield securities are less than 5% of the Fund's assets.


--------------------------------------------------------------------------------


SUBADVISER                            PAST PERFORMANCE
MELLON BOND ASSOCIATES, LLP           Because this Fund did not have a full year of operations as of December 31, 1998,
Pittsburgh, Pennsylvania 15258        no year-by-year total returns or average annual total returns One Mellon Bank Center can be shown for this Fund. However, the Appendix to this prospectus contains certain
Managing since 1986                   performance information that is relevant to this Fund. The Appendix starts on page 55.
Managed approximately $49 billion
of assets at end of 1998

FUND MANAGERS

GREGORY D. CURRAN
----------------------------------
Senior Vice President of subadviser
Joined subadviser in 1995
Began career in 1986
Vice President of Salomon Brothers
(1986-1995)

D'ANN LOGANBILL
--------------------------------
Vice President of subadviser
Joined subadviser in 1997
Began career in 1987
Vice President of Smith Barney
(1994-1997)

MAIN RISKS

The following risks are major factors in the Fund's performance:

Index Management Risk: Certain factors such as the following may cause the Fund to track the Index less closely:

 .    The securities selected by the manager may not be fully representative of the Index.

 .    Transaction expenses of the Fund may result in the Fund's performance being different than that of the Index.

 .    The size and timing of the Fund's cash flows may result in the Fund's performance being different than that of the Index.

Also, index funds like this one will have more difficulty in taking defensive positions in abnormal market conditions.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will generally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

                                     -------

The following risk is not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risk is of such a nature that it could significantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

--------------------------------------------------------------------------------
 Period ended December 31:                                             1998**
--------------------------------------------------------------------------------
 Net asset value, beginning of period                               $ 10.00
 Income from investment operations:
   Net investment income (loss)                                        0.42
   Net realized and unrealized gain
   (loss) on investments*                                              0.29
   Total from investment operations                                    0.71
 Less distributions:
   Distributions from net investment
   income and capital paid in                                         (0.42)
   Distributions from net realized gain
   on investments sold                                                (0.10)
   Total distributions                                              $ (0.52)
 Net asset value, end of period                                     $ 10.19
 Total investment return                                               7.20%
 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (000s
 omitted)($)                                                        $28,001
 Ratio of expenses to average net
 assets (%)***                                                         0.40%
 Ratio of net investment income
 (loss) to average net assets (%)                                      6.17%
 Turnover rate (%)                                                    21.09%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .71% for the year ended December 31, 1998.

HIGH YIELD BOND FUND

GOAL AND STRATEGY
This is a high yield bond fund that seeks high current income and growth in capital.

The Fund invests primarily in a diversified mix of high yield debt securities, commonly referred to as "junk bonds" (rated BB+/Ba1 or lower and their unrated equivalents), including:

 .    corporate bonds, both U.S. and foreign (if dollar-denominated);

 .    foreign government and agency securities (if dollar-denominated);

 .    preferred stocks; and

 .    convertible securities (convertible into common stocks or other equity interests).

The manager will invest no more than 20% of the Fund's assets in emerging market countries (with below investment-grade sovereign debt). The Fund normally has 5% or less of its assets in cash and cash equivalents.

The manager seeks to purchase bonds with stable or improving credit quality before the market widely perceives the improvement. Purchase and sale decisions are primarily based upon the investment merits of the particular security.

The manager selects bonds using proprietary research, including:

 .    quantitative analysis of historical financial data;

 .    qualitative analysis of a company's future prospects; and

 .    economic and industry analysis.

The Fund's average maturity depends on security selection decisions rather than interest rate decisions.

The Fund may purchase other types of securities, for example: equity securities, high quality debt securities (short-term and otherwise), certain derivatives (investments whose value is based on indices or other securities), and debt securities denominated in foreign currencies.

In abnormal market conditions, the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.

--------------------------------------------------------------------------------



SUBADVISER                      PAST PERFORMANCE
WELLINGTON MANAGEMENT           Because this Fund did not have a full year of
COMPANY, LLP                    operations as of December 31, 1998, no year-by-
75 State Street                 year total returns or average annual total
Boston, Massachusetts 02109     returns can be shown for this Fund. However, the
                                Appendix to this prospectus contains certain
                                performance information that is relevant to this
                                Fund. The Appendix starts on page 55.

Managing, with predecessors,
since 1928
Managed approximately $211
billion of assets at end of 1998

FUND MANAGER

RICHARD T. CRAWFORD
-------------------------------
Vice President of subadviser
Joined subadviser in 1994
Began career in 1991

Manager draws upon the other
members fo the High Yield team,
including:

EARL E. MCEVOY
-------------------------------
Partner of subadviser
Joined subadviser in 1978
Began career in 1972

CATHERINE A. SMITH
-------------------------------
Partner of subadviser
Joined subadviser in 1985
Began career in 1983

MAIN RISKS

The following risks are major factors in the Fund's performance:

High Yield Bond Risk: High yield or junk bonds, defined as bond securities rated below BBB-/Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities may become harder to value or to sell at a fair price.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will generally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

                                     -------

The following risks are not considered a major factor in the Fund's performance because the Fund would not normally commit a large portion of its assets to the investments involved. However, the risks are of such a nature that they could significantly affect the Fund's performance, even if the investments are held in relatively small amounts:

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally considered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

--------------------------------------------------------------------------------
 Period ended December 31:                                          1998**
--------------------------------------------------------------------------------
 Net asset value, beginning of period                            $ 10.00
Income from investment operations:
  Net investment income (loss)                                      0.46
  Net realized and unrealized gain (loss) on investments*          (0.76)
  Total from investment operations                                 (0.30)
Less distributions:
  Distributions from net investment income and capital paid in     (0.46)
  Distributions from net realized gain on investments sold         (0.01)
  Total distributions                                            $ (0.47)
Net asset value, end of period                                   $  9.23
Total investment return                                            (2.98)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)($)                      $14,789
Ratio of expenses to average net assets (%)***                      0.90%
Ratio of net investment income (loss) to average net
assets (%)                                                          7.43%
Turnover rate (%)                                                  17.67%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.03% for the year ended December 31, 1998.

YOUR ACCOUNT


INVESTMENTS IN SHARES OF THE FUNDS
Each fund sells its shares directly to separate accounts of John Hancock, JHVLICO and IPL to fund variable contracts. Each fund also buys back its shares on redemption by the separate accounts.

Under the variable contracts, a separate account buys or redeems a fund's shares based on:

 .    instructions by you and other contractowners to invest or receive back monies under a contract (such as making a premium payment or surrendering a contract), and

 .    the operation of a contract (such as deduction of fees and charges).

The Trust, as law permits, may:

 .    refuse a buy order if the adviser believes it would disrupt management,

 .    suspend a fund's offer of shares, or

 .    suspend a fund's redemption obligation or postpone a fund's payment of redemption proceeds for more than seven days.

SHARE PRICE
Each fund sells and buys back its shares at the net asset value per share ("NAV") next computed after receipt by a separate account of a contractowner's instructions.

Each fund calculates its NAV:

 .    by dividing its net assets by the number of its outstanding shares,

 .    once daily as of the close of regular trading on the New York Stock
     Exchange (generally at 4 p.m. New York time) on each day the Exchange is open.

Certain funds may hold securities primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not calculate NAV. Consequently, NAV may change on days when contractowners will not be able to instruct a separate account to buy or redeem fund shares.

VALUATION
Each of the funds values securities based on:

 .    market quotations,

 .    amortized cost,

 .    valuations of independent pricing services, or

 .    fair value determined in accordance with procedures approved by the Trust's trustees.

A fund may value securities at fair value where, for example:

 .    market quotations are not readily available, or

 .    the value of securities has been materially affected after the closing of a foreign market.

CONFLICTS
The Trust's trustees monitor for possible material irreconcilable conflicts among separate accounts buying shares of the funds. The Trust's net asset value could decrease, if the Trust had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

FUNDS' EXPENSES, DIVIDENDS AND TAXES


EXPENSES

The advisory fee paid by each of the following funds to the adviser last year was:

--------------------------------------------------------------------------------
 Funds                                      % of net assets
--------------------------------------------------------------------------------
 Equity Index                                     0.14%
 Small/Mid Cap Growth*                            0.75%
 Small Cap Growth                                 0.75%
 International Balanced                           0.85%
 Short-Term Bond                                  0.30%

 * Formerly Diversified Mid Cap Growth

Funds that have not operated for a full year pay fees to the advisor (as a percentage of net assets) as follows:

 .    Aggressive Balanced: .675% of first $250 million; .625% of next $250 million; .60% above $500 million.

 .    Large Cap Value CORE: .75% of first $50 million; .65% of next $150 million;
     .60% above $200 million.

 .    Large Cap Aggressive Growth: 1.00% of first $10 million; .875% of next $10 million; .75% above $20 million.

 .    Large/Mid Cap Value: .95% of first $25 million; .85% of next $25 million;
     .75% of next $50 million; .65% above $100 million.

 .    Mid Cap Blend: .75% of first $250 million; .70% of next $250 million; .65%
     above $500 million.

 .    Fundamental Mid Cap Growth: .85% of first $50 million; .80% of next $50 million; .75% of next $50 million; .70% above $150 million.

 .    Small/Mid Cap CORE: .80% of first $50 million; .70% above $50 million.

 .    Small/Mid Cap Value: .95% of first $100 million; .90% of next $150 million;
     .85% above $250 million.

 .    International Equity: 1.00% of first $50 million; .95% of next $150 million; .90% above $200 million.

 .    Bond Index: .15% of first $100 million; .13% on next $150 million; .11%
     above $250 million.

 .    High Yield Bond: .65% of first $100 million; .60% on next $100 million;
     .50% above $200 million.

The adviser pays subadvisory fees out of its own assets. No fund pays a fee to its subadviser.The adviser has agreed to limit each fund's annual expenses (excluding advisory fees and certain other expenses such as brokerage and taxes) to not more than .10 percent of the fund's average daily net assets.

DIVIDENDS
Each fund automatically reinvests its dividends and distributions in additional shares of the fund at NAV.

Each fund declares and pays dividends monthly.

Funds generally declare capital gains distributions annually.

TAXES
Each fund must meet investment diversification and other requirements under the Internal Revenue Code, in order to:

 .    avoid federal income tax and excise tax, and

 .    assure the tax-deferred treatment of variable contracts under the Code.

You should read the prospectus for your variable contract for the federal income tax consequences for contractowners, including the consequences of a fund's failure to meet Code requirements.

TRUST DETAILS


BUSINESS STRUCTURE The diagram below shows the basic business structure of the Trust. The Trust's trustees oversee the Trust's investment and business activities and hire various service providers to carry out the Trust's operations.

YEAR 2000 COMPLIANCE The adviser and the funds' service providers are taking steps to address any year 2000-related computer problems. However, there is some risk that these problems could disrupt the funds' operations or financial markets generally.

                ----------------------------------------------
                                   VARIABLE
                                CONTRACTOWNERS
                ----------------------------------------------

                ----------------------------------------------
                                 JOHN HANCOCK,
                                JHVLICO AND IPL
                               SEPARATE ACCOUNTS
                ----------------------------------------------

                ----------------------------------------------
                                   THE TRUST
                             Trustees oversee the
                            Trust's investment and
                             business activities.
                ----------------------------------------------

------------------------------     ---------------------------------------------
      INVESTMENT ADVISER                            CUSTODIAN
   John Hancock Mutual Life                  State Street Bank and Trust
      Insurance Company                              Company

     Manages the Trust's             Holds the Trust's assets, settles all Trust
   investment and business            trades and collects most of the valuation
        activities.                   data required for calculating the Trust's
                                                       NAV.
------------------------------     ---------------------------------------------

--------------------------------------------------------------------------------
                                  SUBADVISERS

Alliance Capital Management, LLP              John Hancock Advisers, Inc.
The Boston Company Asset Management, LLC      Mellon Bond Associates, LLP
Brinson Partners, Inc.                        Oppenheimer Funds, Inc.
Goldman Sachs Asset Management.               State Street Global Advisers
Independence Investment Associates, Inc.      Wellington Management Company, LLP

                     Provide management to various funds.
--------------------------------------------------------------------------------

APPENDIX

ADDTIONAL PERFORMANCE INFORMATION
The ''Past Performance'' information shown earlier in this prospectus for certain of the Funds may not be sufficient for you to make a complete assessment of the risks and potential rewards of investing in those Funds. The Small/Mid Cap CORE Fund, the Bond Index Fund, and the High Yield Bond Fund only began operations on May 1, 1998, while the Small/Mid Cap Growth Fund implemented a significant change in strategy as of May 1, 1999.

Since each of these Funds has at best a very limited period of relevant performance history, we have set forth below information for certain similar accounts that are managed by the Funds' respective subadvisers. Each grouping of such accounts is referred to as a ''composite.'' In the case of each account included in a composite, the total management fees and other operating expenses of the Fund (based upon management fee schedules and allocation rules currently in effect) have been substituted for the actual fees and expenses (other than brokerage and other transaction expenses) of the account. Also, except as specifically noted below, each composite includes all of the investment company and other accounts of the subadviser that satisfy the following requirements:

 . they have been managed with investment objectives, policies, and strategies substantially similar to those used in managing the Fund, and

 . they are of sufficient size that their performance would be considered relevant to the owner of a variable contract investing in that Fund.

Some of the accounts in the composites were not registered investment companies and, therefore, were not subject to federal income tax and other legal requirements applicable to such companies. Had such accounts been subject to such requirements, their performance could have been adversely affected. The performance figures in this Appendix do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contacts to be less than that shown below.

The graphs below show how the composite's total return has varied from year to year, while the tables show performance over time (along with a broad-based index for reference). All figures assume dividend reinvestment. PAST PERFORMANCE DOES NOT INDICATE FUTURE RESULTS.

SMALL/MID CAP GROWTH COMPOSITE (Corresponding to Small/Mid Cap Growth Fund)
The Small/Mid Cap Growth Composite is an asset-weighted composite of all accounts managed using a substantially similar investment strategy. As of December 31, 1998, the composite included 25 accounts with total assets of $1.4 billion.


--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                             1994   1995   1996     1997   1998





--------------------------------------------------------------------------------

BEST QUARTER: up 22.52%, fourth quarter 1998 WORST QUARTER: down 15.80%, third quarter 1998

--------------------------------------------------------------------------------
 Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                         FUND            INDEX
 1 year                                                  14.01%          3.10%
 3 years                                                 19.94%          10.83%
 5 years                                                 18.66%          12.41%

INDEX: Russell 2500(TM) Growth Index

SMALL/MID CAP CORE COMPOSITE (Corresponding to Small/Mid Cap CORE Fund)
The Small/Mid Cap CORE Composite is an asset-weighted composite of all accounts managed using a substantially similar investment strategy. As of December 31, 1998, the composite included 3 accounts with total assets of $127 million.

--------------------------------------------------------------------------------
 Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                        1996*    1997   1998





--------------------------------------------------------------------------------

* Composite inception April, 1996. 1996 total return is not annualized.

BEST QUARTER: up 15.63%, third quarter 1997 WORST QUARTER: down 20.68%, third quarter 1998

--------------------------------------------------------------------------------
 Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                         FUND            INDEX
 1 year                                                  0.40%           0.38%
 Since inception                                         17.06%          13.12%

INDEX: Russell 2500(TM)  Index

GOVERNMENT/CORPORATE BOND INDEX COMPOSITE (Corresponding to Bond Index Fund) The Government/Corporate Bond Index Composite is an asset-weighted composite of all fully discretionary accounts (excluding mutual funds) managed using a substantially similar investment strategy. As of December 31, 1998, the composite included 6 accounts with total assets of $1.3 billion.


--------------------------------------------------------------------------------
 Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                              1994   1995   1996    1997   1998






--------------------------------------------------------------------------------

BEST QUARTER: up 6.45%, second quarter 1995 WORST QUARTER: down 3.25%%, third quarter 1994

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                          FUND           INDEX
 1 year                                                   9.54%          9.47%
 3 years                                                  7.25%          7.33%
 5 years                                                  7.16%          7.30%

INDEX: Lehman Brothers Government/Corporate Bond Index

HIGH YIELD BOND COMPOSITE (Corresponding to High Yield Bond Fund)
The High Yield Bond Composite is an asset-weighted composite of all fully discretionary accounts managed using a substantially similar investment strategy. As of December 31, 1998, the composite included 11 accounts with total assets of $909 million.

--------------------------------------------------------------------------------
 Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                            1994   1995   1996      1997   1998





--------------------------------------------------------------------------------

BEST QUARTER: up 6.19%, second quarter 1995 WORST QUARTER: down -7.90%, third quarter 1998

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                     FUND             INDEX
 1 year                                              (0.09)%          1.87%
 3 years                                              8.04%           8.55%
 5 years                                              8.58%           8.58%

INDEX: Lehman Brothers High Yield Bond Index.

FOR MORE INFORMATION




---------------------------------------------------------------------------------------------------------------------------
This prospectus should be used     Two documents are available that offer           To request a free copy of the current
only with a variable contract      further information on John                      annual/semiannual report or
prospectus.                        Hancock Variable Series Trust I:                 the SAI, please contact:

                                   ANNUAL/SEMIANNUAL                                BY MAIL:
                                   REPORT TO SHAREHOLDERS
                                                                                    John Hancock Variable Series Trust I
                                   Includes financial statements, a                 John Hancock Place
                                   discussion of the market conditions              Boston, MA 02117
                                   and investment strategies that
                                   significantly affected performance, and          BY PHONE:  1-800-732-5543
                                   the auditors' report (in the annual
                                   report only).                                    Or you may view or obtain these
                                                                                    documents from the SEC:
                                   STATEMENT OF ADDITIONAL
                                   INFORMATION (SAI)                                IN PERSON:  at the SEC's Public
                                                                                    Reference Room in Washington, DC
                                   The SAI contains more detailed
                                   information on all aspects of the                BY PHONE:  1-800-SEC-0330
                                   funds.
John Hancock Variable                                                               BY MAIL: Public Reference Section
Series Trust I                     A current SAI has been filed with                Securities and Exchange Commission
John Hancock Place                 the Securities and Exchange Com                  Washington, DC 20549-6009
Boston, Massachusetts              mission and is incorporated by refer             (duplicating fee required)
02117                              ence into (i.e., is legally a part of)
                                   this prospectus.                                 ON THE INTERNET: www.sec.gov

                                                                                    SEC FILE NUMBER:  811-4490
----------------------------------------------------------------------------------------------------------------------------

                                 JOHN HANCOCK

                            VARIABLE SERIES TRUST I

                      STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. It is intended that this Statement of Additional Information be read in conjunction with the Prospectus of John Hancock Variable Series Trust I, dated ______, 1999. A copy of the Prospectus may be obtained from John Hancock Variable Series Trust I, John Hancock Place, P.O. Box 111, Boston, Massachusetts, 02117, telephone number 1-800-REAL LIFE.

  This Statement of Additional Information relates to all thirty-one of the Trust's current Funds.

  This Statement of Additional Information is dated ______, 1999.

                               TABLE OF CONTENTS


RISK FACTORS ...................................................................
  Debt Securities ..............................................................
  Equity Securities ............................................................
  Real Estate ..................................................................
  Foreign Securities ...........................................................
  Conservative Option and Futures Transactions .................................
  More Aggressive Option, Futures, and Derivative Transactions
  Risks of Reallocation ........................................................
  Risks of Full Investment .....................................................
  Non-Diversified Funds ........................................................
CHANGING INVESTMENT OBJECTIVES AND STRATEGIES ..................................
INVESTMENT TECHNIQUES ..........................................................
  Temporary Defensive Strategies ...............................................
  Use of Options on Securities by the Aggressive Balanced, Equity Index,
    Large Cap Value, Large Cap Growth, Large Cap Aggressive Growth,
    Large/Mid Cap Value, Mid Cap Value, Fundamental Mid Cap Growth, Mid
    Cap Blend, Small Cap Value, and International Opportunities Funds ..........
  Other Hedging-Type Strategies by the Aggressive Balanced, Equity
    Index, Large Cap Value, Large Cap Growth, Large Cap Aggressive
    Growth, Large/Mid Cap Value, Mid Cap Value, Fundamental Mid Cap
    Growth, Mid Cap Blend, Small Cap Value, and International
    Opportunities Funds ........................................................
  Risks of Options and Futures Transactions ....................................
  Use of Options and Futures by the Managed, Large Cap Value CORE, Mid
    Cap Growth, Small/Mid Cap Growth, Small/MidCap CORE, Small Cap
    Growth, Global Equity, International Balanced, International Equity
    Index, International Equity, Emerging Markets Equity, Short-Term
    Bond, Sovereign Bond, Global Bond, and High Yield Bond Funds ...............
  Other Derivative Transactions ................................................
  Further Considerations as to Options and Futures Contracts
  Short-Term Trading ...........................................................
  Foreign Currency Management Strategies .......................................
  When Issued Securities and Forward Commitments ...............................
  Repurchase Agreements ........................................................
  Lending of Fund Securities ...................................................
  Mortgage Dollar Rolls and Reverse Repurchase Agreements ......................
TYPES OF INVESTMENT INSTRUMENTS AND RATINGS ....................................
  Foreign Securities ...........................................................
  Debt Securities Generally ....................................................
  High Yield Debt Securities ...................................................
  U.S. Government Obligations ..................................................
  Other Money Market Securities ................................................
  Commercial Paper Ratings .....................................................
  Corporate Bond Ratings .......................................................
  Rule 144A Securities .........................................................
  Standard and Poor's Depository Receipts ......................................
  Financial Futures Contracts ..................................................
  Options on Financial Futures Contracts .......................................
  Interest Rate Options ........................................................
  Margin Requirements for Futures and Options ..................................
  Stock Index Options ..........................................................
  Other Derivative Instruments .................................................
  Investment Companies .........................................................
INVESTMENT INDEXES .............................................................
  The S&P 500 ..................................................................
  The Lehman Brothers Government/Corporate and Aggregate Bond Indexes...........
  The MSCI EAFE GDP Index ......................................................
INVESTMENT RESTRICTIONS ........................................................
BOARD OF TRUSTEES AND OFFICERS OF THE TRUST ....................................
INVESTMENT ADVISORY AND OTHER SERVICES .........................................
  Investment Management and Operating Expenses .................................
  Underwriting and Indemnity Agreement .........................................
  Custodian Agreement ..........................................................
  Independent Auditors .........................................................
YEAR 2000 PROGRESS .............................................................
FUND TRANSACTIONS AND BROKERAGE ALLOCATION .....................................
THE TRUST'S ORGANIZATION AND SHARES ............................................
VOTING RIGHTS ..................................................................
PURCHASE AND REDEMPTION OF SHARES ..............................................
NET ASSET VALUE ................................................................
TAXES ..........................................................................
CALCULATION OF PERFORMANCE DATA ................................................
  Yield and Total Return Information for all Funds Other than the Money
    Market Fund ................................................................
  Calculation of Yield Quotations of the Money Market Fund .....................
  Charges Under Variable Life Insurance and Variable Annuity Policies
ADDITIONAL INFORMATION .........................................................
  Legal Matters ................................................................
  Reports ......................................................................
  Financial Statements .........................................................

                                BUSINESS HISTORY

  John Hancock Variable Series Trust I, (the "Trust") is an open-end management investment company which was incorporated on September 23, 1985, under the laws of the State of Maryland and was reorganized as a Massachusetts business trust effective April 29, 1988. See the heading "The Trust's Organization and Shares" below. The Trust has thirty-one separate Funds, each with a separate series of shares. Shares of the Trust are currently sold to John Hancock Variable Life Accounts U, V, and S to fund variable life insurance policies issued by John Hancock Variable Life Insurance Company ("JHVLICO"); John Hancock Variable Annuity Accounts U and V to fund variable annuity contracts issued by John Hancock Mutual Life Insurance Company ("John Hancock"); John Hancock Variable Annuity Account I to fund variable annuity contracts issued by JHVLICO and John Hancock Mutual Variable Life Insurance Account UV to fund variable life insurance policies issued by John Hancock. The Trust intends to sell shares to IPL-1 to fund variable life insurance policies issued by Investors Partner Life Insurance Company ("IPL"). It is anticipated that, in the future, Trust shares may be sold to other separate investment accounts of JHVLICO, John Hancock and IPL. Each of these separate accounts is hereinafter referred to as a "Separate Account."

  The Trust issues a separate series of shares of beneficial interest for each Fund. Each share issued with respect to a Fund has a pro rata interest in the net assets of that Fund. The assets of each Fund are charged with the liabilities of that Fund and a proportionate share of the general liabilities of the Trust. Because John Hancock Variable Annuity Accounts U, V, and I; John Hancock Variable Life Accounts U, V, and S; John Hancock Mutual Variable Life Insurance Account UV (and, as contemplated, Investors Partner Life Insurance Company) currently hold all of Trust's shares, those Separate Accounts may be deemed to control the Trust.

  With the exception of the Large Cap Aggressive Growth, Mid Cap Growth and International Balanced Funds, each of the Funds is a "diversified" Fund within the meaning of the Investment Company Act of 1940.

  The Trust is, in part, a successor to three separate investment accounts of JHVLICO as well as the six separate accounts of John Hancock described below. On March 28, 1986, all of the investment assets and related liabilities of the Variable Life Stock, Bond, and Money Market Accounts were transferred to the Stock, Bond, and Money Market Funds of the Trust, respectively, in exchange for shares of these Funds. These transactions were effected simultaneously pursuant to an Agreement and Plan of Reorganization dated November 5, 1985, entered into by JHVLICO, the Variable Life Stock, Bond, and Money Market Accounts, and the Trust.

  On February 20, 1987, all of the investment assets and related liabilities of six Variable Annuity Stock, Bond and Money Market Accounts were transferred to the Stock, Bond and Money Market Funds of the Trust, respectively, in exchange for shares of these Funds. These transactions were effected simultaneously pursuant to an Agreement and Plan of Reorganization dated June 10, 1986, entered into by John Hancock, the six Variable Annuity Stock, Bond and Money Market Accounts, and the Trust.

  In 1999, the Strategic Bond Fund was renamed the Global Bond Fund; and the Diversified Mid-Cap Growth Fund was renamed the Small/Mid Cap Growth Fund. In 1998, the Special Opportunities Fund was renamed the Diversified Mid-Cap Growth Fund; the International Equities Fund was renamed the International Equity Index Fund; and the Short-Term U.S. Government Fund was renamed the Short-Term Bond Fund. In 1996, the Stock Fund was renamed the Growth & Income Fund, and, in 1995, the Bond Fund was renamed the Sovereign Bond Fund; in 1995, the name of the current International Equity Index Fund was changed from the "International Fund" to the "International Equities Fund." In 1994, the name of that Fund had been changed from the "Global Fund."

                                 RISK FACTORS

  The difference in objectives, policies, and practices of the various Funds can be expected to affect each Fund's investment return as well as the degree of risk to which each Fund is subject. The greatest risks (but not all the risks) to which one or more of the Funds of the Trust may be subject are disclosed below.

DEBT SECURITIES

  The Money Market Fund invests exclusively in money market instruments; all the other Funds may invest in these instruments to some extent. Because of their nature, money market instruments generally do not carry significant risks of loss. The following Funds are primarily invested in non-money market debt securities: the Short-Term Bond, Bond Index, Sovereign Bond, Global Bond, and High Yield Bond. The Managed and International Balanced Funds can vary their holdings of these securities within a broad range. All the other Funds (except the Money Market Fund) may invest in these securities to some extent.

  At the time the Money Market Fund acquires its investments, they will be rated (or issued by an issuer that is rated with respect to a comparable class of short-term debt obligations) in one of the two highest rating categories for short-term debt obligations assigned by at least two nationally recognized rating organizations (or one rating organization if the obligation was rated by only one such organization). These high quality securities are divided into "first tier" and "second tier" securities. First tier securities have received the highest rating from at least two rating organizations while second tier securities have received ratings within the two highest categories from at least two rating agencies, but do not qualify as first tier securities. The Fund may also purchase obligations that are not rated, but are determined by John Hancock, based on procedures adopted by the Trust's Board of Trustees, to be of comparable quality to rated first or second tier securities. The Fund may not purchase any second tier security if, as a result of its purchase (a) more than 5% of its total assets would be invested in second tier securities or (b) more than 1% of its total assets or $1 million (whichever is greater) would be invested in the second tier securities of a single issuer.

  Interest Rate Risk: In general, debt securities having longer maturities than money market instruments have exposure to interest rate risk. Changes in generally prevailing market interest rates alter a debt security's market value and introduce volatility into the rate of return of a Fund that invests in such securities. When prevailing interest rates go up, the market value of debt securities tends to go down and vice versa. This sensitivity of the market value of a debt security to changes in interest rates is generally related to the duration of the instrument. The market value of a shorter-term fixed income security is generally less sensitive to interest rate moves than that of a longer-term security. For example, the interest rate risk of the Short-Term Bond Fund, although moderate, is below that of traditional intermediate or long-term bond portfolios.

  Credit Risk: The value of a fixed income security may also change as a result of market perceptions regarding its default or credit risk, defined as the ability of the borrower to repay its debts. The market value of a fixed income security can fall when the market perceives the borrower to be less credit worthy. Conversely, the market value of a fixed income security can increase due to its borrower being perceived as financially stronger. All Funds that invest in non-money market debt securities may have some exposure to credit risk.

  Risk of Lower-Quality Instruments: High-yield/high-risk bonds (or "junk" bonds) are debt securities rated below investment grade as defined below under "Sovereign Bond Fund Securities." The value of lower rated securities generally is more subject to credit risk than is the case for higher rated securities, and their values tend to respond more to changes in generally prevailing interest rates. Issuers of high yield/high risk securities are typically in weak financial health and their ability to pay back principal and interest on the bonds they issue is uncertain. Some of these issuers may be in default or bankruptcy. Compared with issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. Junk bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectations of adverse news. These debt securities may also have less liquid markets than higher rated securities.

  Investments in companies issuing high-yield securities are considered to be more speculative than higher quality instruments. As such, these securities typically pay a higher interest rate than investment grade securities. The High Yield Bond Fund intends to invest primarily in these securities. The other Funds most likely to invest a significant portion of their assets in high-yield securities are the Managed, Aggressive Balanced, Short-Term Bond, Sovereign Bond, and Global Bond Funds. In contrast, the Bond Index Fund will not invest in debt securities that are not at least investment grade at the time of purchase. However, all Funds (other than the Money Market Fund) that invest in debt securities may at times have some exposure to high yield securities.

   Although not customarily referred to as "high yield" securities or "junk bonds," debt securities that fall in the lowest rating within the investment grade category are considered medium grade securities that have some speculative characteristics. Accordingly, to a lesser degree, they may present the same risks discussed above with respect to high yield securities.

  Prepayment Risk: Prepayment risk is the risk that a borrower of a debt security repays the debt before it is due. Such prepayment is most likely to occur when interest rates have declined and a borrower can refinance the debt at a lower interest rate level. Most mortgage backed, asset backed, other public bond debt securities and 144A securities are exposed to this risk. U.S. Government securities have minimal exposure to this risk. Issuers of public debt securities may be required to pay a penalty in order to exercise this prepayment right. Generally, a Fund reinvests the proceeds resulting from prepayments in a lower yielding instrument. This results in a decrease in the Fund's current yield. The values of securities that are subject to prepayment risk also tend to increase less in response to declining interest rates and decrease more in response to increasing interest rates than would the value of otherwise similar securities that do not have prepayment features. The Funds most likely to invest a significant position of their assets in debt securities with prepayment features are Managed, Aggressive Balanced, Real Estate Equity, International Balanced, Short-Term Bond, Bond Index, Sovereign Bond, Global Bond, and High-Yield Bond Funds. However, all Funds that invest in debt securities (other than the Money Market Fund) may at times have some exposure to prepayment risk.

  Risks of "Zero Coupon" Instruments: All of the Funds may, in varying degrees, invest in debt instruments that provide for payment of interest at the maturity date of the instrument (or pay interest in the form of additional securities), rather than paying interest in cash periodically over the life of the instrument. The values of such instruments tend to respond more to changes in interest rates than do otherwise comparable debt obligations that provide for periodic interest payments. The Funds most likely to invest a significant amount of their assets in instruments that are subject to this volatility risk are the Managed, Aggressive Balanced, Real Estate Equity, International Balanced, Short-Term Bond, Bond Index, Sovereign Bond, Global Bond, and High-Yield Bond Funds. However, all Funds that invest in debt securities may at times have some exposure to this risk.

EQUITY SECURITIES

  All of the Funds intend to invest to some degree in common stock or other equity securities, except for the Short-Term Bond, Bond Index, Sovereign Bond, Strategic Bond, and Money Market Funds. All of the Funds that invest in equity securities expect to make such securities their primary investment (except for the Managed and International Balanced Funds), which may nevertheless do so in the discretion of its sub-investment manager). The Managed Fund, Aggressive Balanced and International Balanced Fund, though investing in equity securities, expect under normal conditions also to have a substantial amount of their assets invested in debt obligations.

  Equity Risk: Investments in common stock or other equity securities may offer a higher rate of return than those in money market instruments and longer term debt securities. However, the risks associated with investments in equity securities may also be higher, because the investment performance of equity securities depends upon factors which are difficult to predict. Such factors include overall market price trends for securities and operating results of particular issuers. The fundamental risk associated with any equity portfolio is the risk that the value of the investments it holds might decrease in value. Equity security values may fluctuate in response to the activities of an individual company or in response to general market, interest rate, and/or economic conditions. Historically, equity securities have provided greater long-term returns and have entailed greater short-term risks than other investment choices.

  Market Capitalization Risk: Another indication of the relative risk of a common stock investment is defined by the size of the company, which is typically referred to as its market capitalization. Market capitalization is computed by multiplying current market price of a share of the company's stock by the total number of its shares outstanding. Investing in larger capitalization companies generally involves a lesser degree of risk than investing in smaller capitalization companies.

  Three capitalization levels will be used by the Trust: large, medium ("mid"), and small. Each of these capitalization levels will be defined by reference to the Russell 3000 Index. The Russell 3000 Index is a broad market index and is representative of the U.S. stock markets with a total capitalization of $11.2 trillion at the end of 1998. The Russell 3000 Index is a service mark of Frank Russell Company, which does not sponsor and is not in any way affiliated with the Trust. Inclusion in the index in no way implies an opinion as to its attractiveness or appropriateness as an investment.

 . Large Cap: Companies having a capitalization within the range of the 300 largest companies in the Russell 3000 Index will be considered to be large capitalization ("large cap") companies. At the end of 1998, each of the largest 300 companies in the Russell 3000 Index had a capitalization greater than $6.6 billion.

 . Mid Cap: Companies having a capitalization within the range of the 250 to 1000 largest companies in the Russell 3000 Index will be considered to be "mid cap." At the end of 1998, such mid cap companies had capitalizations ranging from $1.3 billion to $8.1 billion.

 . Small Cap: Companies having a capitalization within the range of the remaining companies in the Russell 3000 Index will be considered to be small capitalization ("small cap") companies. At the end of 1998, none of these smallest companies in the Russell 3000 Index had a market capitalization of more than $1.3 billion.

The above definitions for large cap, mid cap and small cap are adjusted at the end of each calendar quarter to reflect changes in the market capitalization of the Russell 3000 Index.

  The equity securities of the Managed, Growth & Income, Aggressive Balanced, Equity Index, Large Cap Value, Large Cap CORE, Large Cap Growth, Large Cap Aggressive Growth, Global Equity, International Balanced, International Equity Index, and International Opportunities Funds are generally expected to represent primarily companies that qualify as large cap issuers. These Funds also may invest in the equity securities of companies that qualify as small and mid cap issuers.

  The equity securities of the Large/Mid Cap value and International Equity Funds are generally expected to represent primarily large and mid cap issuers. These Funds also may invest in the equity securities of companies that qualify as small cap issuers.

  The equity securities of the Mid Cap Value, Mid Cap Growth, Fundamental Mid Cap Growth, and Mid Cap Blend Funds are generally expected to represent primarily companies that qualify as mid cap issuers. These Funds also may invest in the equity securities of companies that qualify as small or large cap issuers.

  The equity securities of the Small/Mid Cap Value, Small/Mid Cap Growth, and Small/Mid Cap CORE Funds are generally expected to represent companies that are small cap and mid cap issuers. These Funds also may invest in the equity securities of companies that qualify as large cap issuers.

  Small Cap Risk: The very nature of investing in the equity securities of smaller companies involves greater risks and potential rewards than investing in larger, more established companies. Emerging growth companies, in particular, often have limited product lines, markets or financial resources, and they may depend upon a small group of inexperienced managers. Investments in such companies can be both more volatile and more speculative. These securities may have limited marketability and are subject to more abrupt or erratic market movements than securities of larger companies or the market in general.

  The Small Cap Value and Small Cap Growth Funds are generally expected to invest primarily in equity securities of companies that qualify as small cap issuers. Although these Funds also may invest significant amounts in the equity securities of companies that qualify as mid cap issuers, it is expected that they would only rarely invest in the equity securities of companies that qualify only as large cap issuers.

  The Emerging Markets Equity Fund has broad latitude to invest in companies of any size.

  The Real Estate Equity Fund invests in real estate equity securities that have historically been primarily mid cap, but may invest in small cap or large cap equity securities.

REAL ESTATE

  The Real Estate Equity Fund may invest in companies with activities related to the real estate industry, such as mortgage real estate investment trusts which make construction, development and long-term mortgage loans; financial institutions, including thrift institutions and mortgage banking companies, which originate or service mortgage loans; manufacturers and distributors of building supplies, manufactured housing and mobile homes; and hotel companies, entertainment companies, retailers, railroads and other companies engaged in non-real estate businesses but whose real estate holdings are significant in relation to the market value of their common stock.

  The securities purchased will be principally common stocks (and securities convertible into or with rights to purchase common stocks) but a portion of the Fund may be invested in preferred stock, in commercial mortgage securities (debt obligations secured by commercial property) and in collateralized mortgage obligations (mortgage pass-through securities secured by commercial mortgage pools) which will primarily be of investment grade quality as defined below under "Types of Investment Instruments and Ratings". The Fund may also invest in master limited partnerships from time to time.

  Investments in the Real Estate Equity Fund will be affected by risks related to the direct ownership of real estate, as well as by market risks due to changes in interest rates and by the overall volatility of the equities markets. The market value of shares in equity real estate investment trusts and commercial property companies in particular is heavily dependent upon the value of their underlying properties. Overbuilding, declines in local or regional economic conditions, financial difficulties on the part of major tenants and increases in real estate taxes and operating expenses all could decrease the value of the real estate investments. In addition to the Real Estate Fund, all of the other Funds (except for the Money Market Fund) may have some exposure to real estate risks through investments in companies engaged in real estate related businesses or investments in debt instruments secured by real estate.

FOREIGN SECURITIES

  The following Funds invest primarily in foreign securities: the International Balanced, International Equity Index, International Equity, International Opportunities, Global Equity, Emerging Markets Equity, and Global Bond Funds. The Managed, Short-Term Bond, Bond Index, Sovereign Bond, and High-Yield Bond Funds can vary their holdings of these securities within a broad range. All the other Funds can invest in these securities to some extent. The Emerging Markets Equity Fund invests primarily in developing countries commonly known as "emerging markets." To a lesser extent, the Global Equity, International Balanced, International Equity Index,

International Equity, International Opportunities, Bond Index, Global Bond, Sovereign Bond, and High-Yield Bond Funds may also invest in developing countries commonly known as "emerging markets".

  Currency Risk: Funds that invest in foreign securities typically buy the local currency when they acquire foreign securities and sell the local currency when they dispose of these securities. As long as Funds hold a security denominated or quoted in a foreign currency, the security's value will be affected by the value of the local currency relative to that of the U.S. dollar. In other words, when Funds sell a foreign security, the security's value may be worth more or less in U.S. dollars. Currency risk may be greater in emerging markets. Strategies that some Funds may use to manage their currency exposure also present certain risks.

  Currency Management Risk: These strategies include use of forward currency contracts, currency futures contracts and options thereon, options on currencies, and currency derivative contracts known in the trade as "swaps," "caps," "floors" or "collars." These instruments may be used to facilitate settlement of transactions in foreign securities and also to adjust a Trust's exposure to various currencies. Even where intended simply to reduce a Fund's risks of exposure to currencies other than U.S. dollars, there is no guarantee that a Fund will not suffer losses on or otherwise be disadvantaged by these transactions.

  In general, the more foreign securities a given Fund invests in, the greater its currency management activities are likely to be. Also, the Managed, Aggressive Balanced, Mid Cap Growth, Global Equity, International Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Global Bond, International Opportunities, Emerging Markets Equity, and Global Bond Funds may use certain of these same types of instruments in currency management strategies that expose those Funds to currencies other than the U.S. dollar. Although this would not be done for the purpose of "leveraging" the Fund's overall exposure to fluctuations in currency values, such strategies could expose those Funds to greater risks of loss and greater volatility than they otherwise would experience.

  Political and Economic Risk: Foreign securities are subject to heightened political and economic risks, particularly in underdeveloped or developing countries, which may have relatively unstable governments and economies based on only a few industries. Foreign governments may take over the assets or operations of a company, may impose additional taxes, or may place limits on the removal of the Fund's assets from that country. However, investments in foreign securities also offer the opportunity to diversify equity holdings and to invest in economies whose growth may outpace that of the United States.

  Regulatory Risk: Generally, there is less government supervision of foreign markets. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers. These risks may be greater in emerging markets.

  Market Risk: Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payments for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failures by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument. Administrative problems and delays may result from international action such as the creation of a unified "Euro" currency for several European nations.

  Transaction Costs: Transaction costs of buying and selling foreign securities, including brokerage, tax, and custody costs, are generally higher than those involved in domestic transactions.

CONSERVATIVE OPTION AND FUTURES TRANSACTIONS

  All of the Funds, except Growth & Income, Real Estate Equity, Bond Index and Money Market, can engage in certain relatively conservative strategies involving financial futures contracts, options on such futures contracts, and options on securities. However, if the Fund manager's judgments prove incorrect, even such relatively conservative transactions can negatively affect the Fund's performance.

MORE AGGRESSIVE OPTION, FUTURES, AND DERIVATIVE TRANSACTIONS

  Certain Funds can enter into options and futures transactions that are more speculative than, are not subject to the same limits as, or are otherwise more risky than the transactions mentioned in the immediately preceding paragraph. These are the Managed, Large Cap Value CORE, Mid Cap Growth, Small/Mid Cap CORE, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Sovereign Bond, Global Bond, and High Yield Bond Funds. Also, the Global Equity, International Balanced, International Equity Index, International Equity, Emerging Markets Equity, Global Bond, and High Yield Bond Funds may enter into transactions involving so-called "swaps," "caps," "floors" and "collars" based on interest rates, currencies, or financial indexes. Again, these "derivative" transactions expose these Funds to risks that the other Funds are not subject to.

RISKS OF REALLOCATION

  The continual reallocation of assets among the major asset classes (e.g., stocks, bonds, and cash) involves the risk that the investment manager may reduce the Fund's holdings in an asset class whose value increases unexpectedly, or may increase the Fund's holdings in an asset class just prior to it experiencing a loss of value. The Managed, Aggressive Balanced and International Balanced Funds tend to exercise broad discretion in reallocating assets across asset classes.

  The Global Bond and Global Equity Funds intend to exercise discretion to reallocate assets across domestic and international asset classes. All of the other Funds, with the exception of the Money Market Fund, generally allow the sub-investment manager some latitude to allocate across asset classes. Nevertheless, this latitude is expected to be exercised to a lesser degree than in the case of the Managed, Aggressive Balanced, and International Balanced Funds.

RISKS OF FULL INVESTMENT

  The Equity Index, International Equity Index, and Bond Index Funds expect to invest substantially all of their assets in equity or debt securities within their investment objectives and policies at all times. Accordingly, these Funds may carry more risk in times of declining markets than Funds that are more likely to adopt a defensive investment posture in such circumstances by reallocating their assets in a manner different from that contemplated by their primary investment objective and strategies. Except for the Money Market Fund, all of the Funds have authority to assume such a defensive position, and they may or may not do so, in the discretion of the sub-investment managers. However, the Equity Index, International Equity Index, and Bond Index Funds are less likely to assume such a defensive position than any of such other Funds. In any event, there can be no assurance that the transaction costs and lost investment opportunities will not outweigh any benefits to a Fund that attempts to adopt a defensive strategy.

NON-DIVERSIFIED FUNDS

  The Large Cap Aggressive Growth, Mid Cap Growth and International Balanced Funds are non-diversified Funds. A "non-diversified" Fund has the ability to take larger positions in a smaller number of issuers than "diversified" Funds. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified Fund, its share price can be expected to fluctuate more than a comparable diversified Fund. Non-diversified Funds are less restricted in the extent to which they may invest more than 5% of their assets in any issuer or purchase more than 10% of the voting securities of any issuer. Because a relatively high percentage of a non-diversified Fund's assets may be invested in the obligations of a limited number of issuers, the value of that Fund's shares may be more susceptible to any single economic, political, or regulatory event, and to credit and market risks associated with a single issuer, than would the shares of a diversified Fund. Non-diversified Funds, like the other Funds, are subject to certain federal income tax law requirements that limit the amounts invested in a single issuer or in a small group of issuers. See "Taxes" below.


                 CHANGING INVESTMENT OBJECTIVES AND STRATEGIES

  The Funds' investment objectives and strategies may in general be changed without the approval of shareholders.

                             INVESTMENT TECHNIQUES

TEMPORARY DEFENSIVE STRATEGIES

  All of the Funds, except the Money Market, may (but are not required to) adopt a defensive investment posture by reallocating some or all of their assets in a manner different from that contemplated by their primary investment objective and strategies.

  Most of the Funds are not limited as to the types of investments they could use temporarily for defensive purposes. Thus, for example, a small cap equity Fund might temporarily invest in stocks of larger cap companies or in high quality, short-term debt securities. A bond Fund might shorten maturities or tighten its investment quality parameters. An international Fund might, for example, limit the countries it would invest in or temporarily invest only in high quality, short-term debt securities in the United States. Several Funds are subject to more specific requirements, however.

  USE OF OPTIONS ON SECURITIES BY THE AGGRESSIVE BALANCED, EQUITY INDEX, LARGE CAP VALUE, LARGE CAP GROWTH, LARGE CAP AGGRESSIVE GROWTH, LARGE/MID CAP VALUE, MID CAP VALUE, FUNDAMENTAL MID CAP GROWTH, MID CAP BLEND, SMALL CAP VALUE, AND INTERNATIONAL OPPORTUNITIES FUNDS

  Writing Exchange-Traded Covered Call Options. These Funds may write "covered" call options on national securities exchanges. In such transactions the Fund receives an option "premium" in return for which it agrees to sell specific securities held in its portfolio for a specified "exercise" price at any time prior to the expiration period of the option. Although the premium represents income to the Fund, the Fund in effect foregoes the benefit of any appreciation in the price of the security in excess of the exercise price during the option period.

  Purchasing Exchange-Traded Protective Put Options. These Funds also may purchase "protective" put options on national securities exchanges. In such transactions, the Fund pays a "premium" for the right to sell particular securities held by it for a specified "exercise" price at any time prior to the expiration of the option period. If, over such period, the market value of such underlying securities remains above the exercise price, the Fund will, in effect, lose the premium it has paid. The Fund, however, avoids the risk of loss on the underlying securities, to the extent that the market value of the underlying security falls below the exercise price of the put option.

  Liquidity Risk. These Funds intend to write and purchase options only if adequate liquidity exists. If for any reason a Fund cannot, however, close out its open option position when deemed advisable, the Fund's investment performance could be adversely affected.

  OTHER HEDGING-TYPE STRATEGIES BY THE AGGRESSIVE BALANCED, EQUITY INDEX, LARGE CAP VALUE, LARGE CAP GROWTH, LARGE CAP AGGRESSIVE GROWTH, LARGE/MID CAP VALUE, MID CAP VALUE, FUNDAMENTAL MID CAP GROWTH, MID CAP BLEND, SMALL CAP VALUE, AND INTERNATIONAL OPPORTUNITIES FUNDS

  These Funds may use exchange-traded financial futures contracts thereon, and they also may purchase exchange-traded put or call options on stock indexes. All of these Funds (except the Equity Index Fund) may use these instruments as a hedge to protect against possible changes in interest rates and stock prices.
  For example, during a market decline, the selling of the appropriate futures contract or the purchase of the appropriate put option could enable a Fund to retain securities held in its portfolio, while avoiding part or all of any loss resulting from a decline in their value. Outright sales of such securities may not be advantageous at that time, for example, because (in the case of debt instruments) the proceeds would have to be invested in lower-yielding, shorter-term instruments. Also, with respect to both debt and equity securities held by a Fund, it may be difficult to liquidate positions quickly when a market decline is anticipated. Similarly, it may be difficult to re-establish such positions quickly when the decline is over or if the decline fails to materialize. These difficulties can be reduced by, for example, selling the appropriate futures contracts when a decline is anticipated and closing out the futures position when such anticipations changes.

  Similarly, purchasing futures contracts and call options would enable a Fund to take the approximate economic equivalent of a substantial position in bonds or equity securities more quickly or economically than may be possible through direct purchases of debt or equity instruments. Thus, the following Funds may purchase and sell stock index futures and may purchase options on such futures contracts or on stock indexes to maintain market exposure and manage cash flows:
Aggressive Balanced, Equity Index, Large Cap Aggressive Growth, Large/Mid Cap Value, Fundamental Mid Cap Growth, and Mid Cap Blend.

  Financial Futures Contracts. Financial futures contracts consist of interest rate futures contracts, stock index futures contracts, and currency futures contracts. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A stock index futures contract is similar in economic effect, except that rather than being based on specified debt securities, it is based on a specified index of stocks. A currency futures contract is a contract to buy or sell a specified currency at a future time for a fixed price.

  To hedge against the possibility that increases in interest rates may adversely affect the market values of debt securities held by them, these Funds (other than the Equity Index Fund) may enter into interest rate futures sale contracts. Similarly, to hedge against the possibility that interest rates or other factors may result in a general decline in prices of equity securities of a type owned by them, these Funds may sell stock index futures contracts. Assuming that any decline in the securities being hedged is accompanied by a decline in the stock index or debt instrument chosen, the futures sale contracts on that index or instrument may generate gains which can wholly or partially offset any decline in the value of the Fund securities which have been hedged.

  If they wish to hedge against the possibility of lower interest rates or increases in equity prices, these Funds (other than the Equity Index Fund) may purchase financial futures contracts. These Funds may purchase futures contracts only when (a) they intend to purchase securities or (in the case of the Aggressive Balanced, Equity Index, Large Cap Aggressive Growth, Large/Mid Cap Value, Fundamental Mid Cap Growth, and Mid Cap Blend Funds) wish to establish or maintain market exposure to securities that the Fund would be authorized to purchase and (b) the values of such securities are expected to change by approximately the same amount as the value of the futures contracts used to hedge them. When an increase in the price of the securities is matched by a similar increase in the value of the financial futures contracts, then the gains so generated will achieve the Fund's objective for the hedge transaction.

  Certain of these Funds may use foreign currency futures contracts to manage their exposure to foreign currencies. Foreign currency futures contracts could be used by a Fund for this purpose in any manner and to the extent that such Fund is authorized to use forward currency contracts as described under "Foreign Currency Management Strategies" below.

  Options on Futures Contracts and on Stock Indexes. These Funds also may purchase options on appropriate financial futures contracts and stock indexes for any purpose and to the extent that it is authorized to use the financial futures contracts described above. An option on a financial futures contract gives the purchaser the right to assume a position in the underlying futures contract, and therefore can serve the same hedging function as owning the futures contract directly. Purchase of an option on a stock index has a very similar economic effect.

  The purchase of a put or call option entails the payment by a Fund of a non-refundable option premium. The use of options for hedging purposes is in this sense more costly to the Fund than the purchase of futures contracts directly. Nevertheless, if a Fund purchases an option, the maximum loss it can suffer is the option premium plus commission costs. The potential loss on a futures contract transaction is not so limited, because the Fund would be obligated, as the case may be, to purchase or sell the full amount of the securities or index amount on which the futures contract is based.

  Limitations. None of the Equity Index, Large Cap Value, Large Cap Growth, Mid Cap Value, Small Cap Value, or International Opportunities Funds will enter into any financial futures contract or purchase any option thereon, if, immediately thereafter, the total amount of its assets required by commodities exchanges to be on deposit as margin to secure its obligations under futures contracts, plus the amount of premiums paid by the Fund for outstanding options to purchase futures contracts, exceeds 5% of the market value of the Fund's total assets. For more information about margin deposits, see "Financial Futures Contracts" below.

  None of the Aggressive Balanced, Large Cap Aggressive Growth, Large/Mid Cap Value, Fundamental Mid Cap Growth, Mid Cap Blend, or Small/Mid Cap Value Funds may purchase, sell or write futures contracts or options other than for "bonafide" hedging purposes (as defined by the U.S. Commodity Futures Trading Commission) if immediately thereafter the Fund's initial margin deposits on such outstanding non-hedging futures and options positions and the amount of premiums paid by the Fund for such outstanding non-hedging options on futures contracts exceeds 5% of the market value of the Fund's net assets. For the purpose of this calculation, any amount by which an option is "in the money" at the time of its purchase is excluded from the premium paid therefor.

  Nor will any of the Large Cap Value, Large Cap Growth, Mid Cap Value, or Small Cap Value Funds enter into any transaction in interest rate, stock index or currency futures, or options thereon, or stock index options, if the value of the securities being hedged by all of such instruments would immediately thereafter be more than one-third of the value of the Fund's total assets. Nor will any Fund consider as "hedging" any transaction that is intended to leverage the Fund's investment exposure to the type of security being hedged or to leverage the Fund's currency exposure. Additional limitations may occur as a result of the tax treatment of these hedging strategies.

RISKS OF OPTIONS AND FUTURES TRANSACTIONS

  Risks of Hedging. If, after a Fund establishes a hedge position, the value of the securities or currencies being hedged moves in the opposite direction from that anticipated, the Fund as a whole will perform less well than it would have had it not entered into the futures or options positions.

  The success of the Funds in using hedging techniques depends, among other things, on the sub-investment manager's ability to predict the direction and volatility of price movements in the futures or options markets, as well as the securities markets and, in some cases, currency markets, and on the sub-investment manager's ability to select the proper type, time and duration of hedges. Certain of the sub-investment managers have limited experience in utilizing these hedging techniques and there can be no assurance that these techniques will produce their intended result. Also, use of these techniques may complicate management of the Funds and make compliance with the Funds' tax and other restrictions more difficult.

  The prices of the futures and options contracts used for hedging may not vary as contemplated in relation to changes in the price of the securities or currencies being hedged. Accordingly, there is a risk that transactions in these instruments, if used by a Fund, may not in fact offset the impact of adverse market developments in the manner or to the extent contemplated or that such transactions may result in losses to the Fund which would not be offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund. Although the Funds intend to establish appropriate positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular futures or option position. Hedging transactions also may be more, rather than less, favorable to a Fund than originally anticipated.

  Other Risks for the Managed, Large Cap Value CORE, Mid Cap Growth, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International

Equity, Emerging Markets Equity, Short-Term Bond, Sovereign Bond, Global Bond, and High Yield Bond Funds. These Funds may engage in types of options and futures transactions not permitted to the other Funds, including over-the-counter options, writing covered put options, and more types of transactions that are not solely for hedging purposes or that otherwise are more speculative. Also, even as to options and futures transactions of a type that are permitted to other Funds, these Funds are, in certain cases, not as limited regarding the amount of their assets that may be so employed. To the extent that these Funds exercise their broader authority to enter into options and futures transactions, they may incur greater risks than the other Funds.

  USE OF OPTIONS AND FUTURES BY THE MANAGED, LARGE CAP VALUE CORE, MID CAP GROWTH, SMALL/MID CAP GROWTH, SMALL/MIDCAP CORE, SMALL CAP GROWTH, GLOBAL EQUITY, INTERNATIONAL BALANCED, INTERNATIONAL EQUITY INDEX, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY, SHORT-TERM BOND, SOVEREIGN BOND, GLOBAL BOND, AND HIGH YIELD BOND FUNDS

  Writing Exchange-Traded Covered Call Options and Purchasing Exchange-Traded Protective Put Options. These Funds (other than the Sovereign Bond Fund) may engage in the same transactions described above under "Writing Exchange-Traded Covered Call Options" and "Purchasing Exchange-Traded Protective Put Options."

  Writing Covered Put Options. These Funds (other than the Sovereign Bond Fund) may also write "covered" put options on securities. A put option written by a Fund will be deemed to be "covered" if the Fund maintains in a segregated account with its custodian cash, U.S. Government securities or other high-grade liquid debt securities with a value at all times at least equal to the exercise price of the put. Put and call options written by Funds will also be considered to be "covered" to the extent that the Fund's liabilities under these options are fully offset by its rights under put or call options purchased by the Fund. Although a Fund receives a "premium" for writing a covered put option, it incurs the risk that the put will be exercised and the Fund will be required to purchase the securities subject to the put for a price that is higher than the then-current market value of such securities.

  Purchasing Other Put and Call Options on Securities and Securities Indexes. These Funds (which for this purpose include the Sovereign Bond Fund) may also purchase put and call options in the same types of transactions described above under "Other Hedging-type Strategies by the Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Growth, Large Cap Aggressive Growth, Large/Mid Cap Value, Mid Cap Value, Fundamental Mid Cap Growth, Mid Cap Blend, Small Cap Value, and International Opportunities Funds."

  The Managed, Large Cap Value CORE, Mid Cap Growth, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Global Bond, and High Yield Bond Funds also may, for other purposes, purchase put and call options on indexes composed of securities in which those Funds may invest.

  The Managed, Large Cap Value CORE, Mid Cap Growth, Small/Mid Cap CORE, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Equity, Emerging Markets Equity, Global Bond, and High Yield Bond Funds may also purchase put and call options (in addition to those described above under "Purchasing Exchange-Traded Protective Put Options") on securities in which they may invest.

  In purchasing a put or call option, a Fund may lose up to the entire amount of the premium that it pays for the option, if the price of the securities or index subject to the option moves adversely to the Fund's position so that the option cannot be profitably exercised prior to its expiration. None of these Funds may invest more than 5% of its total assets, taken at market value at the time of investment, in call and put options on domestic and foreign securities and indexes (excluding protective put options purchased on securities and index options purchased as part of hedging strategies).

  Covered Put and Call Options Written on Securities Indexes by the Managed, Large Cap Value CORE, Mid Cap Growth, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Growth, Global Equity, International

Balanced, International Equity Index, International Equity, Short-Term Bond, Global Bond, and High Yield Bond Funds. These Funds (but not the Emerging Markets Equity or Sovereign Bond Funds) may also write covered put or call options on indexes composed of securities in which the Fund may invest, in any manner that such Fund would be permitted to write such options on specific securities.

  Using Options Traded Over-the-Counter or on Foreign Exchanges. These Funds (which for this purpose include the Emerging Markets Equity Fund but not the Sovereign Bond Fund) may also use options on securities and options on indexes that are traded "over-the-counter" and on foreign exchanges in any manner that they are otherwise permitted to use such options. These Funds will engage in over-the-counter options only with member banks of the Federal Reserve System and primary dealers in U.S. Government securities. These Funds will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. However, with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula price.

  Using Futures Contracts and Options on Futures Contracts. These Funds (which for this purpose include the Emerging Markets Equity and Sovereign Bond Funds) may use futures contracts on securities or on market indexes, and options on such futures contracts, to hedge against changes in securities prices, interest rates, and currency exchange rates (including the techniques described above under "Other Hedging-type Strategies by the Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Growth, Large Cap Aggressive Growth, Large/ Mid Cap Value, Mid Cap Value, Fundamental Mid Cap Growth, Mid Cap Blend, Small Cap Value, and International Opportunities Funds") or for other purposes that may be more speculative. Such futures and options contracts will in all cases be traded on U.S. commodity exchanges, boards of trade, or other recognized exchanges and may be based upon various securities, financial instruments or indexes thereof (except that the Large Cap Value CORE Fund will use only those futures contracts that are based on a representative index, and options thereon). None of these Funds may purchase, sell or write futures contracts or options other than for "bona-fide" hedging purposes (as defined by the U.S. Commodity Futures Trading Commission) if immediately thereafter the Fund's initial margin deposits on such outstanding non-hedging futures and options positions and the amount of premiums paid by the Fund for such outstanding non-hedging options on futures contracts exceeds 5% of the market value of the Fund's net assets. For the purpose of this calculation, any amount by which an option is "in the money" at the time of its purchase is excluded from the premium paid therefor.

  There is no specific overall limit on the amount of the assets of these Funds that may be exposed to the risks of financial futures contracts and options thereon that are used for non-hedging purposes. Nevertheless (except through the purchase of options, as discussed below) the Funds will not use these techniques for purpose of "leveraging" the Fund's exposure to the securities underlying any futures contract or option thereon or its exposure to foreign currencies. Although this limitation does not apply to options on futures contracts that are purchased by a Fund, the total amount of premiums paid by a Fund for such options that are not used for bona fide hedging is, as discussed above, limited to 5% of the Fund's net assets, and the Fund will have no liability in connection with such options beyond payment of the option premium and related commissions.

OTHER DERIVATIVE TRANSACTIONS

  The International Balanced, International Equity Index, Global Bond, and High Yield Bond Funds may engage in swap transactions, specifically interest rate, currency and index swaps and in the purchase or sale of related caps, floors and collars. The Emerging Markets Equity Fund may also engage in those transactions and, in addition, may engage in equity swap transactions. The International Equity Fund may invest up to 10% of its total assets (at the time the swap is entered into) in currency and equity swaps. In a typical interest rate swap agreement, one party agrees to make payments equal to a floating interest rate on a specified amount (the "notional amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.

  Currency, index, and equity swaps, caps, floors, and collars are similar to those described in the preceding paragraph, except that, rather than being determined by variations in specified interest rates, the obligations of the parties are determined by variations in a specified currency, interest rate index, or equity index.

  The amount of a Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on the Fund's potential loss if it sells a cap, floor or collar. If a Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid. Swaps, caps, floors and collars tend to be more volatile than many other types of investments. Nevertheless, a Fund will use these techniques only as a risk management tool and not for purposes of leveraging the Fund's market exposure or its exposure to changing interest rates, security values or currency values. Rather, a portfolio will use these transactions only to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. Nor will a Fund sell interest rate caps, floors or collars if it does not own securities providing the interest that the Fund may be required to pay.

  The use of swaps, caps, floors and collars involves investment techniques and risks different from those associated with other portfolio security transactions. If the sub-investment manager is incorrect in its forecasts of market values, interest rates, currency rates and other applicable factors, the investment performance of a Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to the Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its investment under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Fund. The sub-investment manager, however, will consider such risks and will enter into swap, cap, floor, and collar transactions only when it believes that the risks are not unreasonable.

FURTHER CONSIDERATIONS AS TO OPTIONS AND FUTURES CONTRACTS

  Restrictions. A Fund will maintain at all times in a segregated account with its custodian cash or high-grade liquid debt at least equal to the sum of the purchase prices of all of the Fund's open futures purchase positions, plus the current value of the securities underlying all of the Fund's open futures sales positions that are maintained for purposes other than bona fide hedgings, plus the exercise price of all outstanding put options on futures contracts written by the Fund, minus the amount of margin deposits with respect thereto as marked to market each day. Regarding such margin deposits, see "Margin Requirements for Futures and Options."

  Certain Risks. Financial futures, options thereon, and stock index options, if used by a Fund, will in most cases be based on securities or stock indexes the components of which are not identical to the portfolio securities owned or intended to be acquired by the Fund and in connection with which such instruments are used. Furthermore, due to supply and demand imbalances and other market factors, the price movements of financial futures, options thereon, and stock index options do not necessarily correspond exactly to the price movements of the securities, currencies, or stock index on which such instruments are based. These factors increase the difficulty of implementing a successful strategy using futures and options contracts.

  The Funds generally will not take delivery of debt instruments pursuant to purchasing an interest rate futures contract, nor make a delivery of debt instruments pursuant to selling an interest rate futures contract. Nor will the

Funds necessarily take delivery of or deliver currencies in connection with currency futures contracts. Instead, a Fund may close out such futures positions by entering into closing futures contract transactions. Trading in futures or options could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. The futures and options exchanges also may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. Although the sub-investment managers will seek to avoid situations where these factors would be likely to cause a problem for the Trust, in some cases they could adversely affect particular Trust transactions in these instruments.

  Custodial Aspects. In certain circumstances, brokers may have access to Fund assets posted as margin in connection with futures and options transactions.

  In such circumstances, the Trust will use only brokers in whose reliability and financial soundness it has full confidence, and the Trust will adopt certain other procedures and limitations to reduce the risk of loss to any Trust assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund may experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Trust could effect such recovery.

  If on any day a Fund experiences net realized or unrealized gains with respect to financial futures contracts held through a given broker, it will be entitled immediately to receive from the broker the net amount of such gains. The Trust will request payment of such amounts promptly after notification by the broker that such amounts are due. Thereupon, these assets will be deposited in the Trust's general or segregated account with the custodian, as appropriate.

SHORT-TERM TRADING

  All Funds can use short-term trading of securities as a means of managing their portfolios to achieve their investment objectives. As used herein, "short-term trading" means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time, in some instances for less than three months. A Fund may engage in short-term trading in such instances as the following if the investment manager, or sub-investment manager, believes the transactions, net of costs (including commissions, if any), will benefit the Fund:

  (a) To avoid potential depreciation in the value of a security held in the Fund where the Fund anticipates that it may decline in market value as a result of unfavorable earnings trends and/or an unfavorable investment environment.

  (b) To increase the return by taking advantage of yield disparities between various fixed-income securities in order to realize capital gains or improved income on the Fund.

  (c) To take advantage of movements in the price of a security that the sub-investment manager expects to be of relatively short duration.

  The investment manager, or sub-investment manager, in reaching a decision to sell one security and purchase another security at approximately the same time, will take into account a number of factors, including the quality ratings, interest rates, yields, maturity dates, call prices, and refunding and sinking trust provisions of the securities under consideration, as well as historical yield spreads and current economic information. The success of short-term trading will depend upon the ability of the investment manager, or sub-investment manager, to evaluate particular securities, to anticipate relevant market factors, including trends of interest rates and earnings and variations from such trends, to obtain relevant information, to evaluate it promptly, and to take advantage of its evaluations by completing transactions on a favorable basis. It is expected that the expenses involved in short-term trading, which would not be incurred by an investment company which does not use this Fund technique, will be taken into account.

FOREIGN CURRENCY MANAGEMENT STRATEGIES

  The extent to which the several Funds may invest in foreign securities is summarized above under "Risk Factors--Foreign Securities." Ways in which some of these Funds may use forward currency contracts, and some may use currency option contracts, to manage their currency exposure are discussed in the paragraphs that follow. Certain Funds also may use currency futures contracts and options thereon for these purposes, as discussed above under "Other Hedging-Type Strategies by Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Growth, Large Cap Aggressive Growth, Large/Mid Cap Value, Mid Cap Value, Fundamental Mid Cap Growth, Mid Cap Blend, Small Cap Value, and International Opportunities Funds." In addition to the Funds listed there, the Managed, Mid Cap Growth, Global Equity International Balanced, International Equity Index, and Global Bond Funds may use those same currency management techniques. Finally, currency swaps, caps, floors or collars may also be used for these purposes by the Global Equity, International Balanced, International Equity Index, International Equity, Emerging Markets Equity, Global Bond, and High Yield Bond Funds to the extent discussed above under "Other Derivative Transactions" (although the Global Equity Fund will not use these techniques for the other purposes described there).

  Transaction Hedging. When any Fund enters into a contract for purchase or sale of a security denominated in a foreign currency, it may be required to settle a purchase transaction in the relevant foreign currency or receive the proceeds of a sale in that currency. In either event, the Trust may be obliged to acquire or dispose of such foreign currency as is presented by the transaction by selling or buying an equivalent amount of United States dollars. Furthermore, the Fund may wish to "lock in" the United States dollar value of the transaction at or near the time of a purchase or sale of securities at the exchange rate or rates then prevailing between the United States dollar and the currency in which the foreign security is denominated. Therefore, certain of the Funds may, for a fixed amount of United States dollars, enter into a forward foreign exchange contract to implement a strategy known as "transaction hedging." The Funds that may enter into forward exchange contracts are the Managed, Aggressive Balanced, Large Cap Value, Mid Cap Growth, Global Equity, International Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Global Bond, and High Yield Bond Funds. To effect the translation of the amount of foreign currencies involved in the purchase and sale of foreign securities and to effect the "transaction hedging" described above, the Fund may purchase or sell such foreign currencies on a "spot" (i.e., cash) basis. Alternatively, the Funds listed in the preceding paragraph may enter into forward exchange purchase or sale contracts, whereby the Fund purchases or sells a specific amount of foreign currency, at a price set at the time of the contract, for receipt or delivery at a specified date which may be any fixed number of days in the future. Such spot and forward foreign exchange transactions may also be utilized to reduce the risk inherent in fluctuations in the exchange rate between the United States dollar and the relevant foreign currency when foreign securities are purchased or sold for settlement beyond customary settlement time. Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Fund's securities or prevent loss if the price of such securities should decline.

  Portfolio Hedging. Some portion of those Funds that can invest in foreign securities will be denominated or quoted in foreign currencies. As a result, the value of each Fund in United States dollars is subject to fluctuations in the exchange rate between such foreign currencies and the United States dollar. A sub-investment manager may believe that it is desirable to limit or reduce exposure in a foreign currency in order to moderate potential changes in the value, expressed in U.S. dollars, of a Fund's assets. In that case, certain Funds may enter into forward foreign currency contracts to exchange a fixed number of U.S. dollars for an amount of foreign currency equal to the Fund's carrying value for all or part of the underlying foreign portfolio securities. This technique is known as "portfolio hedging" and moderates or reduces the risk of change in the United States dollar value of the Fund's securities only during the period before the maturity of the forward contract (which will not be in excess of one year). The Funds that can engage in this technique are those listed above that are authorized to engage in "Transaction Hedging". Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of the Fund's securities or prevent losses if the prices of such securities decline.

  Except as described below as to the Managed, Aggressive Balanced, Mid Cap Growth, Global Equity, International Balanced, International Equity Index, International Equity, International Opportunities, and Global Bond Funds, the Funds may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of establishing the hedge) of the securities which the Fund holds denominated or quoted in that particular foreign country. The Funds may or may not attempt to hedge all of their foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the sub-investment managers. The Funds will not use forward foreign currency exchange contracts for the purpose of leveraging the Fund's currency exposure.

  Proxy Currencies. In implementing the above-described currency hedging techniques, the Managed, Aggressive Balanced, Mid Cap Growth, Global Equity, International Balanced, International Equity Index and International Equity Funds may use a forward contract on a "proxy" currency, instead of the currency being hedged. A proxy currency is one that the sub-investment manager believes will bear a close relationship to the currency being hedged and believes will approximately equal the performance of such currency relative to the U.S. dollar.

  Nevertheless, changes in the value of the currency being hedged may not correspond to changes in the value of the proxy currency as expected, which could result in the currency hedge being more favorable or less favorable to the Fund.

  Other Techniques for Managing Currency Exposure. The Managed, Aggressive Balanced, Mid Cap Growth, Global Equity, International Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, and Global Bond Funds may use additional techniques when the sub-investment manager for one of these Funds believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency. In that case, the Fund may enter into a currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The currency contract may call for the Fund to receive a currency other than U.S. dollars, for example, if such other currency is believed to be undervalued or necessary to bring the Fund's overall exposure to various currencies into a more desirable balance. For similar purposes, the Managed, Aggressive Balanced, International Balanced, International Opportunities, International Equity, and Strategic Bond Funds may also enter into contracts to purchase, for a fixed amount of U.S. dollars, or other appropriate currency, an amount of foreign currency corresponding to the value of some of the Fund's securities.

  If a Fund is to receive a currency other than U.S. dollars pursuant to a forward currency sales contract, or if the Fund enters into a forward currency purchase contract, a risk exists that the value of the currency to be received by the Fund could vary differently in relation to the U.S. dollar than does the currency in which the related securities are denominated. This could result in gains or losses to the Fund.

  Other Information About Foreign Currencies Exchange Transactions. If a Fund enters into a portfolio hedging transaction, the Fund may cover outstanding forward currency sale contracts by maintaining portfolio securities denominated in the currency of such contracts or of an appropriate proxy currency. To the extent a Fund does not thus cover all of its forward currency sales positions with its portfolio securities, or if it has outstanding any forward currency purchase contracts, its custodian bank will segregate cash or liquid assets in a separate account of the Fund in an amount at all times at least equal to the value of the Fund's net obligation with respect to forward contracts in a particular currency or, in the case of the International Balanced Fund only, the Fund's net "out of the money" obligation (if any) with respect to all of the Fund's outstanding forward currency contracts. If the value of the portfolio securities used to cover a position or the value of the assets in the separate account declines, the Fund will find additional cover or additional cash or liquid assets will be placed in the account so that the value of the account will equal the amount of the Fund's net obligation with respect to such contracts as described in the preceding sentence.

  At the maturity of a forward currency sale contract, a Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency. Similarly, at the maturity of a foreign currency purchase contract, a Fund may take delivery of the currency, if needed to purchase a portfolio security, or may enter into an offsetting transaction to close out its position. The Fund may realize a gain or loss from currency transactions.

   Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Funds to hedge against a devaluation that is so generally anticipated that the Funds are not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Funds of engaging in foreign currency exchange transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange are usually conducted on a principal basis, no fees or commissions are involved.

  Options on Currencies. The Managed, Mid Cap Growth, Global Equity, International Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Global Bond, and High Yield Bond Funds may also purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Funds' exposure to changes in currency exchange rates or currency exchange volatility. Call options on foreign currencies written by a Fund will be "covered," which means that the Fund will own at all times an equal amount of, or an offsetting position in, the underlying foreign currency. With respect to put options on foreign currencies written by a Fund, the Fund will establish a segregated account with its custodian bank consisting of cash, U.S. Government securities or other high grade liquid debt securities in an amount equal at all times to the amount the Fund would be required to deliver upon exercise of the put. The characteristics and risks of these currency option transactions are similar to those with respect to put and call options on securities. See "Writing Exchange-Traded Covered Call Options," "Purchasing Exchange-Traded Protective Put Options," "Risks of Options and Futures Transactions," and "Use of Options and Futures by the Managed, Large Cap Value CORE, Mid Cap Growth, Small/Mid Cap Growth, Small/ Mid Cap CORE, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Sovereign Bond, Global Bond, and High Yield Bond Funds" above.

WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS

  All Funds (other than the Growth & Income and Money Market Funds) may purchase securities on a when-issued or delayed delivery basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuations, and no interest rate accrues to the purchaser during this period.

  In addition, these Funds may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") because new issues of securities are typically offered to investors on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund's other assets. Although the Fund will enter into such contracts with the intention of acquiring the securities, the Fund may dispose of a commitment prior to settlement if the sub-investment managers deem it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments.

  Each Fund will maintain in a segregated account with its custodian cash or liquid high grade debt securities that at all times equal the amount of its when-issued and forward commitments.

REPURCHASE AGREEMENTS

  A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period, e.g. 7 days, subject to the seller's obligation to repurchase the security at a fixed time and price (representing the Fund's cost plus interest). Repurchase agreements will be entered into only with member banks of the Federal Reserve System and with "primary dealers" in United States government securities. The Managed, Growth & Income, Large Cap Growth, Real Estate Equity, Sovereign Bond and Money Market Funds may not invest in repurchase agreements maturing in more than 7 days. No more than 15% of the net assets of any other Fund will be invested in repurchase agreements maturing in more than 7 days. All of the Funds may enter into repurchase agreements.

  The Small/Mid Cap Growth, Sovereign Bond, and Small Cap Growth Funds, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. ("Advisers"), an indirect wholly-owned subsidiary of John Hancock and sub-investment manager of the Small/Mid Cap Growth and Small Cap Growth Funds, may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission ("SEC"). Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/or its agencies. Advisers is responsible for ensuring that the agreement is fully collateralized at all times.

  In addition, the Managed, Growth & Income, Large Cap Growth, Real Estate Equity, Small Cap Value, International Equity Index, and Money Market Funds have entered into a joint trading account pursuant to an SEC exemptive order. Under this arrangement, John Hancock is responsible for investing the aggregate cash balances into one or more repurchase agreements, as described above, or in other money market instruments. In the case of repurchase agreements acquired pursuant to this arrangement, John Hancock is responsible for ensuring that the agreement is fully collateralized at all times. The other Funds also may participate in this joint trading account advised by John Hancock or any similar joint trading account established pursuant to an SEC exemptive order for investment companies advised by their respective sub-investment managers.

  Furthermore, Goldman Sachs Asset Management ("GSAM") has also received a similar SEC exemptive order which permits GSAM to invest the aggregate cash balances of the Large Cap Value CORE, Small/Mid Cap CORE, and International Equity Funds in one or more repurchase agreements with other GSAM-advised mutual funds. Janus Capital Corporation ("Janus") has also received a similar SEC exemptive order which permits Janus to invest the aggregate cash balances of the Mid Cap Growth Fund in one or more repurchase agreements with other Janus-advised mutual funds.

  Each such Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian or sub-custodian either physically or in book-entry form and that the collateral must be marked-to-market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of a bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto, possible subnormal levels of income and lack of access to income during this period, and expenses of enforcing its rights.

LENDING OF FUND SECURITIES

  In order to generate additional income, all Funds may from time to time lend securities from their portfolios to brokers, dealers and financial institutions such as banks and trust companies. Such loans will be secured by collateral consisting of cash or U.S. Government securities, which will be maintained in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Fund receives the income on the loaned securities and the compensation for making the loan and thereby increases its return. Cash collateral may be invested in short-term securities, which will increase the current income of the Fund. Such loans will not be for more than 60 days and will be terminable by the Fund at any time. The Fund will have the right to regain record ownership of loaned securities in order to exercise rights of a holder thereof including receiving interest or other distributions or exercising voting rights. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans. Lending of portfolio securities involves a risk of failure by the borrower to return the loaned securities, in which event the Fund may incur a loss. It is a fundamental restriction of the Fund not to lend portfolio securities having a total value in excess of33 1/3% of the total assets of the Fund from which the securities have been lent.

MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

  The Short-Term Bond and Money Market Funds may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions (discussed below). In a reverse repurchase agreement, the Fund sells a security and enters into an agreement to repurchase the security at a specified future date and price. The Fund generally retains the right to interest and principal payments on the security. Since the Fund receives cash upon entering into a reverse repurchase agreement, it could be considered a borrowing. For this reason, the Fund will set aside permissible liquid assets in a segregated account to secure its obligation to repurchase the security.

   The Managed, Short-Term Bond, Bond Index, Sovereign Bond, and Global Bond Funds may also enter into mortgage dollar rolls, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While the Fund foregoes principal and interest paid on the mortgage-backed securities during the roll period, the Fund is compensated by the difference between the current sale price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. Mortgage dollar roll transactions could also be considered a borrowing by the Fund. Therefore, the Fund will set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities.

   The mortgage dollar rolls and reverse repurchase agreements entered into by a Fund may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment-grade debt obligations or repurchase agreements that mature on or before the settlement date of the related mortgage dollar roll or reverse repurchase agreement. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the sub-investment manager believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.


                  TYPES OF INVESTMENT INSTRUMENTS AND RATINGS

FOREIGN SECURITIES

   As discussed above under "Risks Factors--Foreign Securities," all of the Funds may invest at least some of their assets in foreign securities. The purchase of foreign securities could involve risks not associated with domestic securities. Among others, there may be risks of political and economic instability, foreign taxes, liquidity, predictability of international trade patterns, and fluctuations in rates of currency exchange. Less information with respect to a foreign issuer may be publicly available, the accounting, auditing, and financial standards may be lower, the issuer may be subjected to less regulation or to a greater risk of expropriation or confiscatory taxation and, in the event of default, a judgment against the issuer may be difficult to obtain or enforce.

  The securities markets of many countries have in the past moved relatively independent of one another, due to differing economic, financial, political and social factors. When markets move in different directions, there may be a corresponding reduction in risk for those Funds that can invest in foreign securities as a whole. This lack of correlation among the movements in the world's securities markets may also affect unrealized gains these Funds may derive from movements in any one market. If the securities of markets moving in different directions are combined in any of these Funds, total volatility of the Fund is reduced.

  Because the Funds may invest in securities denominated or quoted in currencies other than United States dollars, changes in foreign currency exchange rates will affect the value of the securities. Exchange rates may not move in the same direction as the securities markets in a particular country. As a result, the gain realized on a foreign investment may be offset by an unfavorable exchange rate.

  The Global Equity, International Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Sovereign Bond, and High Yield Bond Funds may invest in companies located in emerging countries which, compared to the U.S. and other developed countries, may have relatively unstable governments, economies and currencies, based on only a few industries, and securities markets which trade only a small number of securities. Prices on exchanges located in developing countries tend to be volatile and, in the past, securities traded on those exchanges have offered a greater potential for gain (and loss) than securities traded on exchanges in the U.S. and more developed countries.

  The Funds that are authorized to purchase foreign securities may also do so in the form of American Depositary Receipts (ADRs), European Depositary Receipts
(EDRs) or other securities representing underlying shares of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets.

  The Funds that are authorized to purchase foreign securities may invest in U.S. dollar denominated debt securities issued by foreign corporations and publicly traded in the United States (Yankees) or Europe (Euros). Because Yankees and Euros are U.S. dollar denominated, the risks associated with foreign currency conversions are not present.

DEBT SECURITIES GENERALLY

  The value of the debt securities in any Fund can be expected to vary inversely to changes in prevailing interest rates, with the amount of such variation depending primarily on the remaining duration of the security. Long-term obligations usually fluctuate more in value than short-term obligations. If interest rates increase after a security is purchased, the security, if sold, could be sold for a loss. On the other hand, if interest rates decline after a purchase, the security, if sold, could be sold at a profit. If, however, the security is held to maturity, no gain or loss will be realized as a result of interest rate fluctuations, although the day-to-day valuation of the Fund could fluctuate. As in the case of any other security, substantial redemptions could require a Fund to sell debt securities at a time when a sale might not be favorable. The value of a portfolio security may also be affected by other factors, including factors bearing on the creditworthiness of its issuer. Generally, lower-rated securities are subject to greater price fluctuations.

  Securities having one of the four highest rating categories for debt securities as defined by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa) or Standard and Poor's Corporation (AAA, AA, A, or BBB) or, if unrated, determined to be of comparable quality by the sub-investment manager, are referred to as investment grade. The meanings of such ratings are discussed further under "Corporate Bond Ratings," below.

HIGH YIELD DEBT SECURITIES

  High yield/high risk securities are considered speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher-rated securities, and are more sensitive to changes in the issuer's capacity to pay. Investing in high yield/high risk securities is an aggressive approach to income investing. The 1980s saw a dramatic increase in the use of high yield/high risk securities to finance highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of future performance of high yield/high risk securities, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of high yield/high risk securities that defaulted rose significantly above prior levels.

  High yield/high risk securities may be thinly traded, which can adversely affect the prices at which they can be sold and can result in high transaction costs. If market quotations are not available, these securities will be valued in accordance with standards set by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield/high risk securities than in the case of other securities for which more extensive quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities, and a Fund's ability to dispose of the lower-rated bonds. The market prices of high yield/high risk securities may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower-rated debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired. A Fund may choose, at its own expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders, if it determines this to be in the interest of Fund investors.

  The considerations discussed above for lower-rated debt securities also are applicable to lower quality unrated debt instruments of all types, including loans and other direct indebtedness of businesses with poor credit standing. Unrated debt instruments are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers.

U.S. GOVERNMENT OBLIGATIONS

  U.S. Government obligations are bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government established under the authority granted by Congress, including, but not limited to, the Tennessee Valley Authority, Federal Home Loan Banks, Federal Land Banks, Farm Credit System, the Federal National Mortgage Association, World Bank, Inter-American Development Bank, Student Loan Marketing Association, Financing Corporation, Asian Development Bank, Federal Housing Administration, Agency for International Development, Federal Home Loan Mortgage Corporation, Government Trust Certificates, Private Export Funding Corporation, and Small Business Administration. Some obligations of U.S. Government agencies, authorities, and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; and others only by the credit of the issuing agency, authority, or other instrumentality. U.S. Government obligations are primarily used in the Money Market and the Short-Term Bond Funds. All of the other Funds may also invest in U.S. Government obligations to some extent.

OTHER MONEY MARKET SECURITIES

  Certificates of Deposit--are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable.

  Bankers' Acceptances--are short-term credit instruments issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument at maturity.

  Commercial Paper--refers to promissory notes issued by corporations to finance their short-term credit needs. See "Commercial Paper Ratings," below.

  Corporate Obligations--include bonds, debentures, and notes issued by corporations in order to finance longer term credit needs. See "Corporate Bond Ratings," below. These instruments may be considered money market securities when they have a relatively short remaining maturity.

  The foregoing types of money market instruments are used primarily by the Money Market Fund, but may also be used by each of the other Funds to some extent.

COMMERCIAL PAPER RATINGS

  The rating A-1 is the highest rating assigned by Standard & Poor's Corporation ("S&P") to commercial paper which is considered by S&P to have the following characteristics: liquidity ratios of the issuer are adequate to meet cash requirements; long-term senior debt is rated "A" or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry.

  The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Services, Inc. (Moody's). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

  The rating F-1 is the highest rating assigned by Fitch Investors Service.

CORPORATE BOND RATINGS

  Moody's Investors Service, Inc., describes its ratings for corporate bonds as follows:

  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

  Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Bonds which are rated Ba have speculative elements and their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position.

  Bonds which are rated B generally lack characteristics of a desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Bonds which are rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

  Bonds which are rated Ca are speculative in a high degree. They are often in default or have other marked shortcomings.

  Bonds which are rated C are the lowest rated class of bonds. They can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Standard & Poor's Corporation describes its ratings for corporate bonds as follows:

  AAA-This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

  AA-Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

  A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

  BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  BB, B, CCC, CC, C-Bonds rated in these categories are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  C1-This rating is reserved for income bonds on which no interest in being paid.

  D-Bonds rated D are in default and payment of interest and/or repayment of principal is in arrears.

RULE 144A SECURITIES

  All Funds, other than the Growth & Income, Large Cap Growth and Real Estate Equity Funds, may purchase unregistered securities that are eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933. The Trustees have directed the sub-investment manager of each of the eligible Funds to determine on a case-by-case basis whether each issue of Rule 144A securities owned by the Fund is an illiquid security. If illiquid, a Rule 144A security may not be purchased by the Money Market Fund, but may be purchased by any other eligible Fund, subject to such Fund's 15% limit on the amount of its assets that can be invested in any illiquid securities. Purchasing this type of unregistered security could have the effect of increasing the level of illiquidity and volatility in the Fund.

STANDARD AND POOR'S DEPOSITORY RECEIPTS

  The Equity Index, Large Cap Value CORE, and Small/Mid Cap CORE Funds may, consistent with their objectives, purchase Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. This trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to the Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

FINANCIAL FUTURES CONTRACTS

  A public market currently exists for interest rate futures contracts on United States Treasury Bills, United States Treasury Notes, bank certificates of deposit, and various other domestic or foreign instruments and indexes. A public market currently exists for stock index futures contracts based on the Standard & Poor's 500 Stock Index, the Standard & Poor's Midcap Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and various other domestic or foreign indexes. Stock index futures contracts bind purchaser and seller to delivery at a future date specified in the contract of a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. Multiples reflect the denominations in which the contracts are traded.

  All of the Funds (except for the Growth & Income, Real Estate Equity, Diversified Bond Index, and Money Market Funds) may use the above-described and other available exchange traded financial futures contracts, and options thereon, subject to the limitations set forth herein and in the Trust's prospectus.

OPTIONS ON FINANCIAL FUTURES CONTRACTS

  The writer of an option on a financial futures contract agrees to assume a position in such financial futures contract if the purchaser exercises the option and thereby assumes the opposite position in the financial futures contract. A party that writes an option receives a premium for doing so, and the party that purchases an option pays a premium therefor. The option writer incurs the risk that the option will be exercised and the writer will suffer a loss on the futures contract position it is thus required to assume that exceeds the premium the writer received.

  If the price of the debt instrument or stock index on which the futures contract is based increases (in the case of a put option written by the Fund) or decreases (in the case of a call option written by the Fund), the Fund may incur losses that exceed the amount of the premium received by the Fund for writing the option. Such losses may arise because an option written by the Fund on a futures contract requires the Fund to pay any amount by which the fluctuating price of the underlying debt instrument or index exceeds (in the case of a put option) or is less than (in the case of a call option) the price specified in the futures contract to which the option relates.

INTEREST RATE OPTIONS

  After payment of a specified premium at the time an interest rate option is entered into, the purchaser of a call interest rate option obtains the right to receive specified debt securities upon exercise of the option in exchange for payment of a specified exercise price. The purchaser of a put option obtains the right to sell the specified debt securities upon exercise of the option and to receive the exercise price therefor. The writer of the interest rate option receives a premium but has the obligation, upon exercise of the option, to deliver the subject securities in exchange for the exercise price (in the case of a call option) or to purchase the subject securities at the exercise price (in the case of a put option). Securities for which interest rate options are currently traded include United States Treasury Bonds and United States Treasury Notes.

MARGIN REQUIREMENTS FOR FUTURES AND OPTIONS

  When futures contracts are traded, both buyer and seller are required to post an initial margin of cash or United States Treasury Bills equaling as much as 5 to 10 percent or more of the contract settlement price. The nature of the margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that margins for futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's margin on a futures contract represents a good faith deposit securing the customer's contractual obligations under the futures contract. If the market moves against the Trust, so that a Fund has a net loss on its outstanding futures contracts for a given day, the Fund generally will be required to post additional margin to that extent. The margin deposit is returned, assuming the Trust's obligations have been met, when the futures contract is terminated.

  Similar margin requirements will apply in connection with any transactions in which a Fund writes options on futures contracts, options on securities indexes, or interest rate options.

STOCK INDEX OPTIONS

  After payment of a specified premium at the time a stock index option is entered into, the purchaser of a stock index call option obtains the right to receive a sum of money upon exercise of the option equal to a multiple of the excess of a specified stock index on the exercise date over the exercise or "strike" price specified by the option. The purchaser of a put option obtains the right to receive a sum of money upon exercise of the option equal to a multiple of any excess of the strike price over the stock index. The writer of a call or put stock index option receives a premium, but has the obligation, upon exercise of the option, to pay a multiple of the difference between the index and the strike price. Stock indexes for which options are currently traded include the Standard & Poor's 100 and Standard & Poor's 500 Indexes.

OTHER DERIVATIVE INSTRUMENTS

  Subject to the conditions set forth elsewhere in this Statement of Additional Information, the Global Equity, International Balanced, International Equity Index, International Equity, Emerging Markets Equity, Global Bond, and High Yield Bond Funds may use swaps, caps, floors and collars. Provided the contract so permits, a Fund will usually enter into swaps on a net basis; that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

  Each Fund will maintain cash or liquid high grade debt securities in a segregated account with its custodian in an amount sufficient at all times to cover its current obligations under swaps, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of the Fund's accrued obligations under the agreement.

  None of these Funds will enter into any swap, cap, floor, or collar, unless the other party to the transaction (the "Counterparty") is deemed creditworthy by the sub-investment manager. If a Counterparty defaults, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

  The liquidity of swaps, caps, floors and collars will be determined by the sub-investment manager based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the instrument (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment). Such determination will govern whether the instrument will be deemed within the 15% restriction on investments in securities that are not readily marketable.

  The federal income tax treatment with respect to swaps, caps, floors, and collars may impose limitations on the extent to which a Fund may engage in such transactions.

INVESTMENT COMPANIES

  Each Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for a Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. A Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Fund. The Funds do not intend to invest in other investment companies unless the potential benefits are judged to exceed the associated costs. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including advisory and administration fees. The Emerging Markets Equity Fund is the most likely to invest in other investment companies; and John Hancock and the sub-investment manager have agreed to waive their own management fees with respect to the portion of that Fund's assets invested in other open-end (but not closed-end) investment companies. The International Equity Index Fund is likely to invest in closed-end investment companies known as "country funds" or passive foreign investment companies. The International Equity Fund may also purchase shares of investment companies investing primarily in foreign securities, including country funds. The Large Cap Value CORE and International Equity Funds may, subject to the limitations stated above, invest in World Equity Benchmark Shares ("WEBS") and similar securities that represent an interest in securities included in a foreign securities index.

  The Mid Cap Growth Fund may also invest in money market funds managed by Janus Capital, pursuant to an exemptive order received from the SEC. Janus Capital will remit to the Mid Cap Growth Fund the fees it receives from the Janus money market fund to the extent such fees are based on the Mid Cap Growth Fund's assets. Janus Capital is seeking an amended and restated exemptive order that would permit funds managed by Janus Capital to invest in the Janus money market funds in excess of the limitations of Section 12(d)(1) of the 1940 Act. There is no assurance that such amendment will be granted.


                               INVESTMENT INDEXES

  Investments in the Equity Index, International Equity Index, and Bond Index Funds each involve the risk that the Fund will be unable to match the performance of its corresponding target index. Each Fund's ability to match the performance of its corresponding target index is affected by (a) the size and timing of cash flows into and out of that Fund, (b) the level of the Fund's expenses, including commissions and spreads, portfolio management expenses, and other operating expenses, and (c) the degree of success of the techniques employed by the Fund's sub-investment manager. Further, if the size of a Fund limits the number of issues that the Fund can purchase, or that size is relatively small in relation to cash flows, the greater the potential that the Fund may be unable to match the performance of the corresponding target index.

THE S&P 500

  The Equity Index Fund seeks to provide investment results that correspond to the total return of the U.S. market as represented by the S&P 500. As changes are made to the S&P 500 during the year, they will be reflected in the Fund as soon as deemed advisable. The Fund will, to the extent feasible, remain fully invested. The S&P 500 is an index that is constructed by the Standard & Poor's Corporation ("Standard & Poor's" or "S&P"), which chooses stocks on the basis of market values and industry diversification. Most of the largest 500 companies listed on the U.S. stock exchanges are included in the index. Additional stocks that are not among the 500 largest stocks, by market value, may be included in the S&P 500 for diversification purposes. The index is capitalization weighted--that is, stocks with a larger capitalization (shares outstanding times current price) have a greater weight in the index. Selection of a stock for inclusion in the S&P 500 Index in no way implies an opinion by S&P as to its attractiveness as an investment.

  The Trust and the insurance products supported by the Trust are not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the owners of the insurance products supported by the Trust or any member of the public regarding the advisability of investing in the Trust or such insurance products. Standard & Poor's only relationship to the Trust is the licensing of Standard & Poor's marks and the S&P 500 Index, which is determined, composed and calculated by Standard & Poor's without regard to the Fund or the Trust. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are
trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. In determining, composing, or calculating the S&P 500 Index, S&P has no obligation to take into consideration the needs of the Trust or those of the owners of the insurance products supported by the Trust. S&P is not responsible for and has not participated in the determination of the prices and amount of the insurance products supported by the Trust or the timing of the issuance or sale of such products or in the determination or calculation of the equation by which such products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of such products.

  S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, OWNERS OF THE PRODUCTS SUPPORTED BY THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

THE LEHMAN BROTHERS GOVERNMENT/CORPORATE AND AGGREGATE BOND INDEXES

  The Lehman Brothers Government/Corporate Index (the "Government/Corporate Index") is intended to measure the performance of the domestic, fixed-rate investment grade debt market. The Government/Corporate Index is composed of (1) all public obligations of the U.S. Government, its agencies and instrumentalities (excluding "flower" bonds and pass-through issues such as GNMA certificates) and (2) all publicly issued, fixed-- rate nonconvertible, investment grade, dollar-denominated, SEC-registered obligations of domestic corporations, foreign governments and supranational organizations.

  The Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") covers the U.S. investment grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, and asset-backed securities. The Aggregate Bond Index covers those securities in the Government/Corporate Bond Index, plus those covered by the Lehman Mortgage-Backed Securities Index ("MBS Index") and the Lehman Asset-Backed Securities Index ("ABS Index"). The MBS Index covers fixed-rate securities backed by mortgage pools of the Government National Mortgage Association ("GNMA"), Freddie Mac and Fannie Mae. The ABS Index covers several subsectors--including credit and charge cards, auto, utilities and home equity loans--and includes pass-through, bullet, and controlled amortization structures.

  All non-U.S. Government issues in the Government/Corporate Index and the Aggregate Bond Index are rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated by Moody's, BBB by Standard & Poor's Ratings Group ("Standard & Poor's").

  Lehman Brothers, Inc. is neither a sponsor of nor in any other way affiliated with the Trust or the insurance products supported by the Trust. Inclusion of a security in the Government/Corporate or Aggregate Bond Indexes in no way implies an opinion of Lehman Brothers, Inc. as to its attractiveness or appropriateness as an investment.

THE MSCI EAFE GDP INDEX

  The MSCI EAFE GDP Index weights countries such that a country with a larger GDP will have a greater weight in the index. Stocks within those countries are capitalization weighted; that is stocks with a larger capitalization have a greater weight in the index.

  The Trust and the insurance products supported by the Trust are not sponsored, endorsed, sold or promoted by MSCI. MSCI makes no representation or warranty, express or implied, to the owners of the Trust, or any member of the public regarding the advisability of investing in funds generally or in the Trust or any Fund particularly or the ability of the MSCI EAFE GDP Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI EAFE GDP Index which is determined, composed and calculated by MSCI without regard to the Trust. "Morgan tanley Capital International" is a service mark of Morgan Stanley & Co., Incorporated, that has been licensed for use by the Trust. MSCI has no obligation to take the needs of the Trust or the owners of insurance products supported by the Trust into consideration in determining, composing or calculating the MSCI EAFE GDP Index. MSCI is not responsible for and has not participated in the determination of the prices or amounts of insurance products supported by the Trust or the timing of the issuance and sale of such products, or in the determination or calculation of the equation by which such products are convertible into cash. MSCI has no obligation or liability to owners of the Trust or of the insurance products supported by the Trust in connection with the administration, marketing or trading of any Fund of the Trust.

  ALTHOUGH MSCI OBTAINS INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEX FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL,

PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                            INVESTMENT RESTRICTIONS

  The Trust has adopted the following restrictions relating to the investment of each Fund's assets. These restrictions are fundamental policies and may not be changed for any Fund without the approval of a majority of the outstanding voting shares of each affected Fund. (As used in the Prospectus and this Statement of Additional Information, the term "majority of the outstanding voting shares" means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares.) A change in policy affecting only one Fund may be effected with the approval of the majority of the outstanding voting shares of that Fund, without the approval of a majority of the outstanding voting shares of any other Fund or of the entire Fund. To the extent the provisions of this Statement of Additional Information indicate investment restrictions more restrictive than the fundamental restrictions described below, the more restrictive limitation controls, but any such limitation may be changed without the approval of a majority of the outstanding voting shares of each affected Fund, subject to the below fundamental restrictions.

  No Fund will:

  (1) Purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust or an interest in a pool of real estate mortgage loans is not treated as an interest in real estate. Investments of the type permitted in the Real Estate Equity Fund are not deemed interests in real estate for the purposes of this restriction.

  (2) Make loans, other than through the acquisition of obligations in which the Fund may invest consistent with its objective and investment policies, except that each Fund may lend portfolio securities not having a value in excess of33 1/3% of the Fund's total assets.

  (3) Invest in commodities or in commodity contracts or in puts, calls or a combination of both, except that

          (A) the Managed, Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Growth, Large Cap Value CORE, Large Cap Aggressive Growth, Large/Mid Cap Value, Mid Cap Value, Mid Cap Growth, Fundamental Mid Cap Growth, Mid Cap Blend, Small/Mid Cap Value, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Global Bond, and High Yield Bond Funds may

        (i) write call options on, and purchase put options covered by, securities held by them and purchase and sell options to close out positions thus established, provided that no such covered call or put option position will be established in the Large Cap Growth Fund if more than one-third of the Fund's total assets would immediately thereafter be subject to such call and put options,

        (ii) purchase options on stock indexes and write such options to close out positions previously established, and

        (iii) enter into financial futures contracts or purchase options on such contracts, and effect offsetting transactions to close out such positions previously established; provided that, (a) as to the Large Cap Value, Large Cap Growth, Mid Cap Value, and Small Cap Value Funds, no position in financial futures, options thereon or options on securities indexes will be established if, immediately thereafter, the then-current aggregate value of all securities owned or to be acquired by the Fund which are hedged by such instruments exceeds one-third of the value of its total assets and (b) as to such Funds and as to the Equity Index and International Opportunities Funds, no futures position or position in options on futures will be established if, immediately thereafter, the total of the initial margin deposits required by commodities exchanges with respect to all open futures positions at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the Fund's total assets;

     (B) with respect to the Managed, Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Aggressive Growth, Large/Mid Cap Value, Mid Cap Value, Mid Cap Growth, Fundamental Mid Cap Growth, Mid Cap Blend, Small/Mid Cap Value, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Sovereign Bond, Global Bond, and High Yield Bond Funds, forward foreign exchange contracts, forward commitments, and when-issued securities are not deemed to be commodities or commodity contracts or puts or calls for the purposes of this restriction;

     (C) the Managed, Aggressive Balanced, Mid Cap Growth, Large Cap Value CORE, Large Cap Aggressive Growth, Large/Mid Cap Value, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Bond Index, Global Bond, and High Yield Bond Funds may, in addition to the activities permitted in (A) and (B) above,

        (i) write put and call options on securities and market indexes, if such positions are covered by other securities or outstanding put and call positions of the Fund and purchase put and call options to close out any positions thus established, and

        (ii) enter into futures contracts on securities or market indexes, or purchase or write put or call options on such futures contracts, for hedging or speculative (non-hedging) purposes, and enter into offsetting transactions to close out any positions thus established; provided that none of these Funds may purchase, sell or write such futures or options other than for bona fide hedging purposes if immediately thereafter the Fund's margin deposits on such non-hedging positions, plus the amount of premiums paid for outstanding options on futures contracts, that are not for bona fide hedging purposes, less any amount by which any such option is "in the money" at the time of purchase, exceeds 5% of the market value of the Fund's net assets;

     (D) the Sovereign Bond Fund may enter into futures contracts and purchase or write options thereon to the same extent as is permitted in (C), above, with respect to the Funds listed therein; and

     (E) the Managed, Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Aggressive Growth, Large/Mid Cap Value, Mid Cap Value, Mid Cap Growth, Fundamental Growth, Mid Cap Blend, Small/Mid Cap Value, Small/Mid Cap CORE, Global Equity, International Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Global Bond, and High Yield Bond Funds may purchase or write put or call options on foreign currencies, may purchase put or call options on securities, and may enter into closing transactions with respect to any of such options.

  (4) Engage in the underwriting of securities of other issuers, except to the extent the Fund may be deemed an underwriter in selling as part of an offering registered under the Securities Act of 1933 securities which it has acquired.

  (5) Borrow money, except from banks as a temporary measure where such borrowings would not exceed 5% of the market value of total assets of the Fund as of the time each such borrowing is made, or 10% as to the Aggressive Balanced, Large Cap Value CORE, Large Cap Aggressive Growth, Large/Mid Cap Value, Fundamental Growth, Mid Cap Blend, Small/Mid Cap Value, Small/ Mid Cap CORE, Global Equity, International Equity Index, International Equity, Emerging Markets Equity, Bond Index and High Yield Bond Funds, subject to a non-fundamental policy that none of these Funds will make additional investments at any time when such borrowings plus any amounts payable by the Fund under reverse repurchase agreements exceed 5% of that Fund's total assets.

  (6) Except as set forth herein as to the Managed and Sovereign Bond Funds, neither such Funds, nor the Growth & Income, Large Cap Growth, Real Estate Equity, or Money Market Funds may purchase securities which are subject to legal or contractual delays in or restrictions on resale. The Managed and Sovereign Bond Funds may, however, purchase restricted securities, including those eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the securities Act of 1933, subject to a non fundamental restriction limiting all illiquid securities held by each Fund to not more than 15% of the Trust's net assets.

  (7) Purchase securities on margin, except for short-term credits as may be necessary for the clearance of purchases or sales of securities, or effect a short sale of any security. Neither the use of futures contracts as permitted by restriction (3), above nor the use of option contracts as permitted by restriction (3) above, shall be deemed to be the purchase of a security on margin.

  (8) Invest for the purpose of exercising control over or management of any company.

  (9) Unless received as a dividend or as a result of an offer of exchange approved by the Securities and Exchange Commission or of a plan of reorganization, purchase or otherwise acquire any security issued by an investment company if the Fund would immediately thereafter own (a) more than 3% of the outstanding voting stock of the investment company, (b) securities of the investment company having an aggregate value in excess of 5% of the Fund's total assets, (c) securities of investment companies having an aggregate value in excess of 10% of the Fund's total assets, or (d) together with investment companies having the same investment adviser as the Fund (and companies controlled by such investment companies), more than 10% of the outstanding voting stock of any registered closed-end investment company. A real estate or mortgage investment trust is not considered an investment company. This restriction does not apply to the Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Aggressive Growth, Large/Mid Cap Value, Mid Cap Value, Mid Cap Growth, Fundamental Growth, Mid Cap Blend, Small/Mid Cap Value, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Equity, International Balanced, International Opportunities, Emerging Markets Equity, Bond Index, Global Bond, or High Yield Bond Funds.

  (10) Purchase securities of any issuer, if (a) with respect to 75% of the market value of its total assets, more than 5% of the Fund's total assets taken at market value would at the time be invested in the securities of such issuer, unless such issuer is the United States Government or its agency or instrumentality, or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. This restriction shall not apply to the Large Cap Aggressive Growth, Mid Cap Growth, or International Balanced Funds.

  (11) Issue senior securities. For the purposes of this restriction, the following shall not be deemed to be the issuance of a senior security: the use of futures contracts as permitted by restriction 3, above; the use of option contracts as permitted by restriction 3, above; and the use of foreign currency contracts.

  The Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Aggressive Growth, Large/Mid Cap Value, Mid Cap Value, Mid Cap Growth, Fundamental Mid Cap Growth, Mid Cap Blend, Small/Mid Cap Value, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Sovereign Bond, Global Bond, and High Yield Bond Funds will not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of the Trust's investments in such industry would exceed 25% of its total assets taken at market value. For the purpose of this restriction, telephone, water, gas and electric public utilities are each regarded as separate industries, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parent. In conformity with its understanding of current interpretations of the 1940 Act by the staff of the Securities and Exchange Commission, the Trust, as a non-fundamental policy, interprets this limitation not to apply to securities issued by the Federal government, or state and local governments within the U.S., or political subdivisions thereof; but this exception does not apply to securities of foreign governmental entities. If these interpretations change, however, the Trust may modify its practices to conform to such changes.

  For purposes of any restrictions or limitation to which the Trust is subject, no Fund, by entering into any futures contract or acquiring or writing any option thereon or on any security or market index, shall be deemed

  (1) to have acquired or invested in any securities of any exchange or clearing corporation for any such instrument or

  (2) to have acquired or invested in any debt obligations or in any stocks comprising indexes on which such instrument is based, but which the Fund does not hold directly in its portfolio.

                  BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

  The Board of Trustees of the Trust is responsible for the administration of the affairs of the Trust. The Board may exercise all powers of the Trust except those powers which are conferred upon or reserved to the shareholders. The following is a list of the current members of the Board of Trustees and officers of the Trust, together with their principal occupations during the past five years:



                        POSITION HELD
NAME, ADDRESS AND AGE     WITH TRUST             PRINCIPAL OCCUPATION
---------------------   -------------            --------------------
Michele G. Van Leer*                    Senior Vice President, Individual
 (age 41) ............  Chairman and    Retail Products,
                                        John Hancock Mutual Life Insurance
John Hancock Place       Trustee        Company;
Boston, Massachusetts                   Director, John Hancock Variable Life
 02117                                  Insurance
                                        Company

Thomas J. Lee* (age                     Vice President, Life and Annuity
 44)..................  Vice Chairman,  Services, John
John Hancock Place       President      Hancock Mutual Life Insurance Company;
Boston, Massachusetts                   Director, John Hancock Variable Life
 02117                   and Trustee    Insurance
                                        Company

William H. Dykstra
 (age 70) ............  Trustee         Director, Reed & Barton Corporation
Reed & Barton                           (silversmiths); Certified Public
 Corporation                            Accountant; Trust
Taunton, Massachusetts
 02780                                  Fund Commissioner, Town of Braintree.

Diane C. Kessler (age                   Executive Director, Massachusetts
 52)..................  Trustee         Council of
325 Parker Street                       Churches
Newton Centre,
 Massachusetts 02159

Robert Verdonck (age                    President and Chief Executive Officer,
 53)..................  Trustee         East
One Bennington Street                   Boston Savings Bank
East Boston,
 Massachusetts 02128

Elizabeth G. Cook (age                  Executive Director, The Advertising
 61)..................  Trustee         Club of
85 East India Row                       Greater Boston
Boston, Massachusetts
 02110

Laura L. Mangan (age                    Assistant Regulatory and Compliance
 35)..................  Secretary       Officer,
                                        John Hancock Mutual Life Insurance
John Hancock Place                      Company.
Boston, Massachusetts
 02117

Raymond F. Skiba (age                   Director, Fund Operations, John Hancock
 53)..................  Treasurer       Mutual
John Hancock Place                      Life Insurance Company.
Boston, Massachusetts
 02117


---------

* Ms. Van Leer and Mr. Lee are the only Trustees who are "interested persons" as defined in the 1940 Act, as amended, and are members of the Trust's Executive Committee. Although Ms. Mangan and Mr. Skiba are officers of the Trust, they are not Trustees of the Trust.

  Certain members of the Trust's Board of Trustees own either variable annuity contracts or variable life insurance policies funded by one of the Accounts and, in that sense, have an interest in shares of the Trust.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT MANAGEMENT AND OPERATING EXPENSES

  John Hancock, the Trust's investment manager, is a Massachusetts corporation. The Trust will pay John Hancock an investment advisory fee at the following rates:


                                    INVESTMENT ADVISORY FEE AS AN ANNUAL
                                     PERCENTAGE OF EACH PORTION OF THE
         FUND                         FUND'S AVERAGE DAILY NET ASSETS
         ----                       ------------------------------------
Managed ..............       .40% of first $500 million; .35% of next $500
Large Cap Growth .....       million; .30% above $1 billion
Growth & Income ......   }
Aggressive Balanced ..       .675% of first $250 million; .625% of next $250
                             million; .60% above $500 million
Large Cap Value CORE .       .75% of first $50 million; .65% of next $150
                             million; and .60% above $200 million
Large Cap Aggressive         1.00% of first $10 million; .875% of next $10
 Growth...............       million; .75% above $20 million
Sovereign Bond .......       .25%
Money Market .........   }
Small Cap Growth .....       .75%
Large Cap Value ......       .75% of first $100 million; .70% of next $150
                             million; .65% above $250 million
Equity Index .........       .15% of first $75 million; .14% of next $50
                             million; .13% above $125 million
Large/Mid Cap Value ..       .95% of first $25 million; .85% of next $25
                             million; .75% of next $50 million; .65% above $100
                             million
Small Cap Value ......       .80% of first $100 million; .75% of next $100
                             million; .65% above $200 million
Mid Cap Value ........       .80% of first $100 million; .775% of next $150
                             million; .75% of next $250 million; .725% of next
                             $250 million; .70% above $750 million
Mid Cap Growth .......       .85% of first $100 million; .80% above $100
                             million
Fundamental Mid Cap          .85% of first $50 million; .80% of next $50
 Growth...............       million; .75% of next $50 million; .70% above $150
                             million
Real Estate Equity ...       .60% of first $300 million; .50% of next $500
                         }   million; .40% above $800 million
Mid Cap Blend ........
Small/Mid Cap Growth .       .75% of first $250 million; .70% of next $250
                             million; .65% above $500 million
Small/Mid Cap Value ..       .95% of first $100 million; .90% of next $150
                             million; .85% over $250 million
Small/Mid Cap CORE ...       .80% of first $50 million; .70% above $50 million
Global Equity ........       .90% of first $50 million; .80% of next $100
                             million; .70% above $150 million
International Balanced       .85% of first $100 million; .70% above $100
                             million
International Equity         .18% of first $100 million; .15% of next $100
 Index................       million; .11% above $200 million
International Equity .       1% of first $50 million; .95% next of $150
                             million; .90% above $200 million
International                1% of first $20 million; .85% of next $30 million;
 Opportunities........       .75% above $50 million
Emerging Markets             1.30% of first $10 million; 1.20% of next $140
 Equity...............       million; 1.10% above $150 million
Short-Term Bond ......       .30%
Bond Index ...........       .15% of first $100 million; .13% on next $150
                             million; .11% above $250 million
Global Bond ..........       .75% of first $25 million; .65% of next $50
                             million; .55% of next $75 million; .50% above $150
                             million
High Yield Bond ......       .65% of first $100 million; .60% on next $100
                             million; .50% above $200 million

  John Hancock's indirect wholly-owned subsidiary, Independence Investment Associates, Inc. ("IIA"), serves as a sub-investment manager to the Managed, Growth & Income, and Large Cap Growth Funds. For this, John Hancock pays IIA a fee for the Large Cap Growth and Managed Funds at an annual rate of .30% of the first $500,000,000 of the Fund's average daily net assets, .2625% of the next $500,000,000, and .225% of all additional amounts. The advisory fee payable to IIA by John Hancock for the Growth & Income Fund is at an annual rate of .1875% of that Fund's average daily net assets.

  IIA also serves as sub-investment manager to the Real Estate Equity Fund. For this John Hancock pays IIA a fee at an annual rate of .30% of the first $300,000,000 of the Fund's average daily net assets, .25% of the next $500,000,000 and .20% of all additional amounts. Prior to May 1, 1993, John Hancock's indirect subsidiary Hancock Realty Investors Incorporated ("HRII") also served as a sub-investment manager to the Fund and was paid a fee by John Hancock which fee is now shared by John Hancock and IIA. As of that date, however, the personnel of HRII primarily responsible for its services to the Fund became employees of John Hancock and will continue in that capacity to provide the services formerly furnished by HRII.

  IIA also serves as sub-investment manager to the Short-Term Bond Fund. For this, John Hancock pays IIA a fee at an annual rate of .19% of the first $250,000,000 of the Fund's average daily net assets, .17% of the next $250,000,000, and .15% of all additional amounts.

  IIA also serves as sub-investment manager to the Aggressive Balanced Fund. For this, John Hancock pays IIA a fee at an annual rate of .325% of the first $250,000,000 of the Fund's average daily net assets, .275% of the next $250,000,000, and .25% on all additional amounts.

  IIA also serves as sub-investment manager to the Mid Cap Blend Fund. For this John Hancock pays IIA a fee at an annual rate of .40% of the first $250,000,000 of the Fund's average daily net assets, .35% on the next $250,000,000, and .30% on all additional amounts.

  John Hancock's indirect wholly-owned subsidiary, John Hancock Advisers, Inc. ("Advisers"), serves as sub-investment manager to the Small Cap Growth Fund. For this, John Hancock pays Advisers a fee at an annual rate of .50% of the Fund's average daily net assets.

  Advisers also serves as sub-investment manager to the Sovereign Bond Fund. For this, John Hancock pays Advisers a fee at an annual rate of .1875% or the Fund's average daily net assets.

  State Street Global Bank & Trust, N.A. ("State Street") serves as sub-investment manager to the Equity Index Fund. For this John Hancock pays State Street a fee at an annual rate of .07% of the first $75,000,000 of the Fund's average daily net assets; .06% of the next $50,000,000; and .05% of the next $275 million; and .03% on all additional amounts.

  T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as sub-investment manager to the Large Cap Value Fund. For this John Hancock pays T. Rowe Price a fee at an annual rate of .50% of the first $100 million of the Fund's average daily net assets, .45% of the next $150 million, and .40% on all additional amounts.

  Neuberger Berman, LLC ("Neuberger & Berman") serves as sub-investment manager to the Mid Cap Value Fund. For this John Hancock pays Neuberger & Berman a fee at an annual rate of .50% of the first $100,000,000 of the Fund's average daily net assets; .475% of the next $150,000,000; .45% of the next $250,000,000; .425%
of the next $250,000,000; and .40% of all additional amounts.

  Janus Capital Corporation ("Janus") serves as sub-investment manager to the Mid Cap Growth Fund. For this John Hancock pays Janus a fee at an annual rate of
 .60% of the first $100,000,000 of the Fund's average daily net assets and .55% on all additional amounts.

  Goldman Sachs Asset Management ("Goldman Sachs"), a separate operating division of Goldman, Sachs & Co., serves as sub-investment manager to the Small/Mid Cap CORE Fund. For this John Hancock pays Goldman Sachs a fee at an annual rate of .60% of the first $50 million of the Fund's average daily net assets and .50% on all additional amounts.

  Goldman Sachs also serves as sub-investment manager to the Large Cap Value CORE Portfolio. For this, John Hancock pays Goldman Sachs a fee at an annual rate of .40% of the first $50,000,000 of the Fund's average daily net assets,
 .30% of the next $150,000,000, and .25% on all additional amounts.

  Goldman Sachs also serves as sub-investment manager to the International Equity Fund. For this, John Hancock pays Goldman Sachs a fee at an annual rate of .60% of the first $50,000,000 of the Fund's average daily net assets, .55% of the next $150,000,000, and .50% on all additional amounts.

  INVESCO Management & Research, Inc. ("INVESCO") serves as sub-investment manager to the Small Cap Value Fund. For this John Hancock pays INVESCO a fee at an annual rate of .55% of the average daily net assets of the first $100,000,000; .50% of the next $100,000,000; and .40% of all additional amounts.

  Scudder Kemper Investments Inc. ("Scudder") serves as sub-investment manager to the Global Equity Fund. For this John Hancock pays Scudder a fee at an annual rate of .70% of the first $50 million of the Fund's average daily net assets,
 .60% of the next $100 million, and .50% on all additional amounts.

  Brinson Partners, Inc., ("Brinson") serves as sub-investment manager to the International Balanced Fund. For this John Hancock pays Brinson a fee at an annual rate of .50% of the first $100,000,000s of the Fund's average daily net assets and .35% on all additional amounts.

  Independence International Associates, Inc. ("International") serves as sub-investment manager to the International Equity Index Fund. For this John Hancock pays International a fee at an annual rate of .125% of the first $100 million of the Fund's average daily net assets, .10% of the next $100 million and .06% on all additional amounts.

  Rowe Price-Fleming International, Inc., ("Rowe Price-Fleming") serves as sub-investment manager to the International Opportunities Fund. For this John Hancock pays Rowe Price-Fleming a fee at an annual rate of .75% of the first $20,000,000 of the Fund's average daily net assets, .60% of the next $30,000,000, .50% of the next $150,000,000, and .50% of all the Fund's assets once the Fund's average daily net assets reaches $200,000,000.

    Montgomery Asset Management, LLC ("Montgomery"), a wholly-owned subsidiary of Commerzbank AG, serves as sub-investment manager to the Emerging Markets Equity Fund. For this John Hancock pays Montgomery a fee at an annual rate of 1.10% of the first $10 million of the Fund's average daily net assets, .90% of the next $140 million, and .80% on all additional amounts.

  Mellon Bond Associates, LLP ("Mellon"), which is an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as sub-investment manager to the Bond Index Fund. For this John Hancock pays Mellon a fee at an annual rate of
 .08% of the first $100 million of the Fund's average daily net assets, .06% of the next $150 million, and .04% on all additional amounts.

  J.P. Morgan Investment Management Inc. ("JPMIM") serves as sub-investment manager to the Strategic Bond Fund. For this John Hancock pays JPMIM a fee at an annual rate of .50% of the first $25,000,000 of the Fund's average daily net assets, .40% of the next $50,000,000, .30% of the next $75,000,000, and .25% on all additional amounts.

  Wellington Management Company, LLP ("Wellington") serves as sub-investment manager to the High Yield Bond Fund. For this John Hancock pays Wellington a fee at an annual rate of .50% of the first $100 million of the Fund's average daily net assets, .45% of the next $100 million, and .35% on all additional amounts.

  Wellington also serves as sub-investment manager to the Small/Mid Cap Growth Fund. For this John Hancock pays Wellington a fee at an annual rate of .55% of the first $100 million of the Fund's average daily net assets, .45% of the next $100 million, and .40% on all additional amounts.

  Wellington also serves as sub-investment manager to the Large/Mid Cap Value Fund. For this John Hancock pays Wellington a fee at an annual rate of .60% of the first $25,000,000 of the Fund's average daily net assets, .50% of the next $25,000,000, .40% of the next $50,000,000, and .30% on all additional amounts.

  Alliance Capital Management, LLP ("Alliance") serves as sub-investment manager to the Large Cap Aggressive Growth Fund. For this John Hancock pays Alliance a fee at an annual rate of .75% of the first $10,000,000 of the Fund's average daily net assets, .625% of the next $10,000,000, and .50% on all additional amounts.

  The Boston Company Asset Management, LLC ("Boston") serves as sub-investment manager to the Small/ Mid Cap Value Fund. For this, John Hancock pays Boston a fee at an annual rate of .65% of the first $100,000,000 of the Fund's average daily net assets, .60% of the next $150,000,000, and .55% on all additional amounts.

  Oppenheimer Funds, Inc. ("Oppenheimer") serves as sub-investment manager to the Fundamental Mid Cap Growth Fund. For this, John Hancock pays Oppenheimer a fee at an annual rate of .50% of the first $50,000,000 of the Fund's average daily net assets, .45% of the next $50,000,000, .40% of the next $50,000,000, and .35% of all additional amounts.

  Oppenheimer Funds, Inc. ("Oppenheimer") serves as sub-investment manager to the Fundamental Mid Cap Growth Fund. For this, John Hancock pays Oppenheimer a fee at an annual rate of .50% of the first $50,000,000 of the Fund's average daily net assets, .45% of the next $50,000,000, .40% of the next $50,000,000, and .35% of all additional amounts.

  Set out below are the amounts that the Trust paid to the investment manager and that the investment manager paid to the sub-investment managers for the past three years:


                              INVESTMENT MANAGER             SUB-INVESTMENT MANAGER
                        -------------------------------  --------------------------------
FUND                      1998       1997       1996       1998       1997        1996
----                    ---------  ---------  ---------  ---------  ---------  ----------
Managed ..............  9,825,708  8,515,377  7,419,499  7,369,096  6,386,533   5,564,624
Growth & Income ......  7,959,851  6,125,461  4,525,131  5,970,179  4,532,841   3,348,597
Equity Index .........    270,965     95,900         --    134,418     33,565          --
Large Cap Value ......    746,229    328,969     54,224    497,498    219,423      36,166
Large Cap Growth .....  3,445,963  2,520,205  1,785,423  2,584,378  1,890,154   1,339,067
Mid Cap Value ........    708,164    251,970     39,557    486,843    173,229      27,195
Mid Cap Growth .......    506,917    230,304     43,322    357,811    162,595      30,586
Real Estate Equity ...  1,071,226  1,052,761    711,894    535,611    526,381     355,947
Small/Mid Cap Growth .  1,490,558   1,564,61    900,820    993,730  1,043,601     600,847
Small/Mid Cap CORE ...     24,490         --         --     18,367         --          --
Small Cap Value ......    444,992    187,062     43,973    305,920    128,605      30,231
Small Cap Growth .....    420,449    251,331     69,162    280,306    167,638      46,131
Global Equity ........     87,055         --         --     67,708         --          --
International Balanced    235,511    214,682    124,297    138,538    126,233      73,086
International Equity
 Index................    503,992    968,010    860,980    339,357    645,663     574,274
International
 Opportunities........    440,905    234,405     96,538    821,925    175,804      72,404
Emerging Markets
 Equity...............     67,915         --         --     57,466         --          --
Short-Term Bond ......    192,680    220,493    146,224    122,022     83,787      55,565
Bond Index ...........     26,490         --         --     14,128         --          --
Sovereign Bond .......  2,127,466  4,243,027  1,748,529  1,595,666  1,410,726   1,311,396
Global Bond ..........    328,177    142,441     65,593    211,575     95,008      43,750
High Yield Bond ......     49,428         --         --     38,023         --          --
Money Market .........    748,405    564,173    499,044         --         --          --


  The fees of the sub-investment managers are solely the responsibility of John Hancock and not the Trust.

  Pursuant to its Investment Management Agreements, as amended, with the Trust, John Hancock has reserved the right to its name and "logo," which the Trust must cease using upon termination of the Agreement.

  Under the Investment Management Agreements, John Hancock, a registered investment adviser under the Investment Advisers Act of 1940, advises the Trust in connection with policy decisions; provides administration of day-to-day operations; serves as the Trust's transfer agent and dividend disbursing agent; maintains records required by the Investment Company Act of 1940; computes income and yield of each Fund; and supervises activities of the sub-investment managers referred to above and of other service providers to the Trust. John Hancock also provides the Trust with office space, supplies and other facilities required for the business of the Trust. It pays the compensation of Trust officers and employees and the expenses of clerical services relating to the administration of the Trust. Expenses not expressly assumed by John Hancock under the Investment Management Agreement are paid by the Trust. These include, but are not limited to, taxes, custodian and auditing fees, brokerage commissions, advisory fees, the compensation of unaffiliated trustees, the Trust's fidelity bond coverage, the costs of printing and distributing to contract holders annual and semi-annual reports and voting materials, tabulating votes, compensation for certain accounting, valuation, and compliance services, legal, auditing, and custodian fees, registration costs, proxy costs, organizational costs, association dues, and other expenses related to the Trust's operations.

  Under the Investment Management Agreements, for any fiscal year in which the normal operating costs and expenses of any Fund of the Trust, exclusive of the investment advisory fee, interest, brokerage commissions, taxes and extraordinary expenses outside the control of John Hancock exceed 0.10% (.25% prior to April 23, 1999) of that Fund's average daily net assets, John Hancock will reimburse that Fund promptly after the end of the fiscal year in an amount equal to such excess. These reimbursements have been as follows for the past three years (rounded to the nearest $1,000):



FUND                                        1998      1997       1996
----                                      --------  --------  ----------
Equity Index............................  $543,000  $217,000   $102,000
Large Cap Value.........................        --    25,000     65,000
Mid Cap Value...........................        --    29,000     55,000
Mid Cap Growth..........................    15,000    86,000     64,000
Small Cap Value.........................    17,000    57,000     56,000
Small Cap Growth........................    27,000    38,000     51,000
International Balanced..................   199,000   116,000     50,000
International Equity Index..............   124,000        --     38,000
International Opportunities.............   145,000    86,000    145,000
Short-Term Bond.........................        --        --     11,000
Global Bond.............................    31,000    61,000     50,000
Small/Mid Cap CORE......................   107,000        --         --
Global Equity...........................   126,000        --         --
Emerging Markets Equity.................   111,000        --         --
Bond Index..............................    56,000        --         --
High Yield Bond.........................    85,000        --         --


UNDERWRITING AND INDEMNITY AGREEMENT

  The offering of the Trust's shares is continuous. Pursuant to an Underwriting and Indemnity Agreement, as amended May 1, 1997, Signator Investors, Inc. ("Signator") serves as the Trust's principal underwriter on a "best efforts" basis. Neither Signator nor John Hancock receives any additional compensation from the Trust for the services it performs pursuant to the Underwriting Agreement. Signator is a wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117.

CUSTODIAN AGREEMENT

  State Street Bank and Trust Company of Boston, Massachusetts, is the custodian of the assets of all Funds pursuant to a Custodian Agreement dated as of January 30, 1995, and amended as of March 18, 1996, April 14, 1998, and May 1, 1999. The custodian's duties include safeguarding and controlling the Trust's cash and investments, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments. Fund securities purchased in the United States are maintained in the custody of State Street Bank, although such securities may be deposited in the Book-entry system of the Federal Reserve System or with Depository Trust Company. The Trustees of the Trust have determined that, except as otherwise permitted under applicable Securities and Exchange Commission "no-action" letters or exemptive orders, it is in the Trust's best interest to hold foreign assets in qualified foreign banks and depositories meeting the requirements of Rule 17f-5 under the Investment Company Act of 1940, as amended.


                              INDEPENDENT AUDITORS

  Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts, are the independent auditors of the Trust.


                               YEAR 2000 PROGRESS

  The computer systems used to administer the Trust's operations must be adjusted to continue to perform this function after the calendar changes to a year beginning with the numeral "2" (i.e., beginning in the year 2000).

Because the Trust has no employees and does not own or lease any computer systems, the Trust contracts with other entities to provide the services essential to its operation. John Hancock has assured the Trust that John Hancock's computer systems are expected to be compliant with the year 2000 on time and in a way that will result in no disruption to the Trust or contractholders. John Hancock has further advised the Trust that it is seeking assurances from service providers to John Hancock and the Trust, including sub-investment managers to the Trust, that the computer systems of the service providers and sub-investment managers will be compliant with the year 2000. However, risks and uncertainties exist, and nonperformance by any of these entities, or other unforeseen circumstances, could have a material adverse impact on the operation of the Trust.


                   FUND TRANSACTIONS AND BROKERAGE ALLOCATION

  The Funds are charged with securities brokers' commissions, transfer taxes, and other fees relating to their portfolio transactions. Expenses identifiable to a particular Fund are charged to that Fund; otherwise, expenses are prorated according to the size of the Fund. Investments in debt securities are, however, generally traded on a net basis through issuers or dealers acting for their own account as principals and not as brokers; therefore, no brokerage commissions are payable on such transactions, although the price to the Trust usually reflects a dealer "spread" or "mark-up."

    Brokerage commissions paid by the Fund were as follows for the past three years:



FUND                               1998        1997         1996
----                               ----        ----         ----
Managed ......................  $1,843,929  $1,626,154   $  411,250
Growth & Income ..............   2,673,170   1,646,997    2,669,585
Equity Index .................      33,797      31,076        6,843
Large Cap Value ..............      63,944      45,619       14,960
Large Cap Growth .............     815,587     680,933    1,008,291
Mid Cap Value ................     495,154     122,108       22,485
Mid Cap Growth ...............     146,033      71,998       24,888
Small/Mid Cap Growth .........     893,945   1,876,203      849,200
Real Estate Equity ...........     177,186     122,897      118,195
Small/Mid Cap CORE ...........       7,225           -            -
Small Cap Value ..............     176,549     138,114       40,337
Small Cap Growth .............     103,248      67,492       19,090
Global Equity ................      37,426           -            -
International Balanced .......      51,205      27,745       41,380
International Equity Index ...     730,529     750,416      913,461
International Opportunities ..     117,083      63,138       46,838
Emerging Markets Equity ......      10,018           -            -


  Orders for the purchase and sale of Fund investments are placed by John Hancock with respect to the Money Market Fund and by the respective sub-investment managers to the other Funds. These Investment Managers place orders in such manner as, in their opinion, will offer the best price and market for the execution of each transaction. In seeking the best price and execution for equity securities traded only in the over-the-counter market, they normally deal directly with the principal market-makers.

  The Investment Managers are governed in the selection of brokers and dealers and the negotiation of brokerage commission rates (or the payment of net prices in the case of debt securities) by the reliability and quality of the broker or dealer's services. Some weight is given the availability and value of research and statistical assistance furnished by the broker or dealer to the Investment Manager but it is not always possible to place a dollar value on such information and services. Because it is only supplementary to the Investment Managers' own research efforts, the receipt of research information and statistical assistance is not expected to reduce their expenses measurably. Research and statistical assistance typically furnished by brokers or dealers includes analysts' reports on companies and industries, market forecasts, and economic analyses. Brokers or dealers may also provide reports on pertinent federal and state legislative developments and changes in accounting practices; direct access by telephone or meetings with leading research analysts throughout the financial community, corporate management personnel, industry experts, leading economists and government officials; comparative performance and evaluation and technical performance measurement services; portfolio optimization software; availability of economic advice; quotation services; and services from recognized experts on investment matters of particular interest to the sub-investment manager. In addition, the foregoing services may comprise the use of or be delivered by computer systems whose software and hardware components may be provided to the sub-investment manager as part of the services. In any case in which the foregoing systems can be used for both research and non-research purposes, the Investment Manager makes an appropriate allocation of those uses and will permit brokers to provide only the portion of the systems to be used for research services. Research and statistical services furnished by brokers handling the Funds' transactions may be used by the Investment Managers for the benefit of all of the accounts managed by them and not all of such research and statistical services may be used by the Investment Managers in connection with the Funds.

    Except as described below with respect to the International Balanced Fund, the Investment Managers or the Funds will not at any time make a commitment pursuant to an agreement or understanding with a broker because of research services provided. Nor, except as set forth below, will the Investment Managers otherwise, through an internal allocation procedure, direct brokerage upon any prescribed basis to a broker because of research services provided. The sub-investment manager for each of the Small Cap Value, Mid Cap Growth, and Mid Cap Value Funds may have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions, research, or research related products or services which benefit its advisory clients, including the Fund. In certain cases, the sub-investment manager of the International Balanced Fund directs securities transactions for that Fund to particular brokers, in recognition of research services the broker has provided, pursuant to an understanding or agreement with the broker or pursuant to the sub-investment manager's own internal allocation procedures.

  Evaluations of the overall reasonableness of any broker's commissions are made by the Investment Managers' traders for the Funds on the basis of their experience and judgment. To the extent permitted by Section 28(e) of the Securities Exchange Act of 1934, such traders are authorized to pay a brokerage commission on a particular transaction in excess of what another broker might have charged in recognition of the value of the broker's brokerage or research services, although such authority is generally expected to be used very infrequently. The Mid Cap Growth, Mid Cap Value, and International Balanced Funds, however, may be more likely to use such authority.

  Although the Investment Managers will be responsible for the allocation of the Funds' brokerage, their policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Board of Trustees of the Trust.

  The brokerage transactions for those Funds that can invest in securities of companies domiciled in countries other than the United States are anticipated to be normally conducted on the stock exchanges or other markets of those countries in which the particular security is traded. Fixed commissions on foreign stock exchange transactions are generally higher than negotiated commissions available in the United States. Moreover, there is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States. Settlement periods in non-U.S. markets may differ from the normal settlement period in the United States.

  John Hancock also performs investment advisory services for a number of other accounts and clients, none of which is given preference over the Trust in allocating investment opportunities. When opportunities occur which are consistent with the investment objective of more than one account, it is the policy of each not to favor any one account over another, and investment opportunities are allocated in a manner deemed equitable to the particular accounts involved based on such factors as their respective investment objectives and then current investment and cash positions. Subject to these requirements, Trust orders may be combined with orders of other accounts or clients advised by John Hancock or any of the sub-investment managers at prices which are averaged.

  Registered broker/dealers affiliated with any one of the sub-investment managers may be used to execute a transaction on behalf of the Funds but only if the price and execution is as favorable as that which would be available from an unaffiliated broker/dealer and no less favorable than the affiliated broker/dealer's contemporaneous charges to its other most favored, but unaffiliated, customers. The Trust may not engage in any transactions in which John Hancock, any of the sub-investment managers, or any of their affiliates acts as principal.


                      THE TRUST'S ORGANIZATION AND SHARES

  On April 12, 1988, pursuant to an Agreement and Plan or Reorganization dated February 2, 1988, a majority of the outstanding shares of each Fund of John Hancock Variable Series Fund I, Inc., a Maryland corporation, voted its reorganization as a Massachusetts business trust effective April 29, 1988. On that date, all of the existing assets of John Hancock Variable Series Fund I, Inc., and all of its obligations were transferred to John Hancock Variable Series Trust I, a trust organized on February 25, 1988, for a number of full and fractional shares of beneficial interest of the Trust equal to the number of full and fractional shares of John Hancock Variable Series Fund I, Inc., then outstanding.

  The shares of beneficial interest of the Trust as reorganized are divided into 31 series, each corresponding to one of the Trust's 31 Funds. The Trust has the right to establish additional series and issue additional shares without the consent of the shareholders.

  The assets received by the Trust for the issuance or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof are specifically allocated to that Fund. They constitute the underlying assets of each Fund, are segregated on the books of the Trust, and are to be charged with the expenses of such Fund. Any assets which are not clearly allocable to a particular Fund or Funds are allocated in a manner determined by the Board of Trustees. Accrued liabilities which are not clearly allocable to one or more Funds would generally be allocated among the Funds in proportion to their relative net assets before adjustment for such unallocated liabilities. Each issued and outstanding share in a Fund is entitled to participate equally in dividends and distributions declared with respect to such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

  The shares of each Fund, when issued, will be fully paid and non-assessable, and will have no preference, preemptive, exchange or similar rights. Shares do not have cumulative voting rights.

  Under the Trust's Declaration of Trust, the Trust is not required to hold an Annual Meeting. Normally there will be no shareholder meetings for the purpose of electing Trustees unless and until fewer than a majority of the Trustees then in office have been elected by the shareholders. Trustees elected at the Annual Meeting of shareholders on April 26, 1995, will continue in office until the next Annual Meeting unless they die, resign or are removed, either for cause or without cause, at any meeting of shareholders by an affirmative vote of a majority of the outstanding shares entitled to vote for the election of Trustees. The Trustees may elect their own successors and appoint Trustees to fill any vacancy only if, after filling the vacancy, at least two-thirds of the Trustees then in office have been elected by the shareholders. If at any time less than a majority of Trustees in office have been elected by the shareholders, the Trustees must call a special shareholders' meeting promptly for the purpose of electing the Board of Trustees.

  The Trustees shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or all of the Trustees when requested in writing to do so by holders of 10% or more of the outstanding shares. Whenever ten or more shareholders who have been such for at least six months and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a shareholders' meeting, for consideration of the removal of any or all of the Trustees and accompanied by the material which they wish to transmit, the Trustees will within five business days after receipt either afford to such applicants access to the Trust's shareholder list or inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing the material. If the Trustees elect the latter, the Trustees, upon written request of such applicants, accompanied by the material to be mailed and the reasonable expenses of mailing, shall promptly mail such material to all shareholders of record, unless within five business days the Trustees shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material is misleading or in violation of applicable law and specifying the basis of such opinion.

  In addition to transferring assets to the Trust through Variable Life Account U and Variable Annuity Account U, JHVLICO also provided additional capital for the Fund by purchasing through Variable Life Account U $350,000 worth of shares each of the Managed and Large Cap Growth Funds and through Variable Life Account V $500,000 worth of shares each of the Small/Mid Cap Growth, Real Estate Equity, International Equity Index, and Short-Term Bond Funds. John Hancock also provided additional capital for the Trust by purchasing the following amounts of shares on May 1, 1998: $5 million for the Small/Mid Cap CORE Fund; $15 million for the Income Equity Fund; $10 million for the Emerging Markets Equity Fund; $25 million for the Bond Index Fund, and $10 million for the High Yield Bond Fund. JHVLICO or John Hancock may withdraw such additional investment at some time. However, before withdrawing any part of their interests in any Fund, John Hancock or JHVLICO will consider any possible adverse impact the withdrawal might have on that Fund.

  If the contractholders show minimal interest in any Fund, the Trust's Board of Trustees, by majority vote, may eliminate the Fund or substitute shares of another investment company. Any such action by the Board would be subject to compliance with any requirements for governmental approvals or exemptions or for shareholder approval. The contractholders of such Funds will be notified in writing of the Trust's intention to eliminate the Fund and given 30 days to transfer amounts from such Fund to other Funds without incurring a transaction fee. Amounts not transferred or withdrawn will automatically be transferred, at the discretion of the Fund's management.

  A dividend from the net investment income of the Money Market Fund will be declared and distributed daily. Dividends from net investment income of the other Funds will be declared and distributed monthly. The Trust will distribute all of its net realized capital gains annually. Dividends and capital gains distributions will normally be reinvested in additional full or fractional shares of the Fund to which they relate and will be appropriately credited to investment performance under John Hancock and JHVLICO variable life insurance and annuity contracts.


                                 VOTING RIGHTS

  All shares of the Trust of whatever class are entitled to one vote, and the votes of all classes are cast on an aggregate basis, except on matters where the interests of the Funds differ. Where the interests of the Funds differ, the voting is on a Fund-by-Fund basis. Approval or disapproval by the shareholders in one Fund on such a matter would not generally be a prerequisite of approval or disapproval by shareholders in another Fund; and shareholders in a Fund not affected by a matter generally would not be entitled to vote on that matter. Examples of matters which would require a Fund-by-Fund vote are changes in the fundamental investment policy of a particular Fund and approval of investment management or sub-investment management agreements.

                       PURCHASE AND REDEMPTION OF SHARES

  Shares of beneficial interest of each Fund of the Trust are offered only to the corresponding subaccount of a Separate Account to which premiums have been allocated by the owner of an insurance policy or an annuity contract. Shares are sold at their net asset value as next determined after receipt of a net premium by the Separate Account, without the addition of any selling commission or sales load.

  Shares are redeemed at their net asset value as next determined after receipt of a surrender request by the Separate Account. No fee is charged on redemption. Redemption payments will usually be paid within seven days after receipt of the redemption request, except that the right of redemption may be suspended or payments postponed whenever permitted by applicable law and regulations. Trust shares are also purchased and redeemed as a result of transfer requests, loans, loan repayments, and similar Separate Account transactions, in each case without any sales load or commission and at the net asset value per share computed for the day as of which such Separate Account transactions are effected.

  Redemptions are normally made in cash, but the Trust reserves the right, at its discretion, to make full or partial payment by assignment to the appropriate Separate Account of portfolio securities at their value used in determining the redemption price. In such cases, the Separate Account would incur brokerage costs should it wish to liquidate these portfolio securities. The right to redeem shares or to receive payment with respect to any redemption of shares of any Fund may only be suspended (a) for any period during which trading on the New York Stock Exchange is restricted or such Exchange is closed (other than customary weekend and holiday closings), (b) for any period during which an emergency exists as a result of which disposal of portfolio securities or determination of the net asset value of that Fund is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.


                                NET ASSET VALUE

  The net asset value per share of each Fund is determined once daily, after the declaration of dividends, if any, as of 4:00 p.m., New York City time, on each business day the New York Stock Exchange ("Exchange") is open for regular trading. For this purpose, however, certain derivative instruments may be valued using prices as late as 4:15.

  The net asset value per share of each Fund is determined by adding the value of all portfolio securities and other assets, deducting all portfolio liabilities, and dividing by the number of outstanding shares. All Trust expenses will be accrued daily for this purpose.

  Short-term investments with a remaining maturity of 60 days or less, and all investments of the Money Market Fund, are valued at amortized cost which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

  The valuation of the Money Market Fund's securities based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. The portfolio manager will purchase U.S. dollar-denominated securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The portfolio manager will invest only in securities that are judged to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the SEC.

  The Board of Trustees has established procedures designed to stabilize the Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $10. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $10 net asset value per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's net asset value, calculated by using available market quotations, deviates from $10 per share and, if so, whether such deviation may result in material dilution, or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Trustees will take such corrective action as it regards as necessary and appropriate. Such action may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.

  Securities and covered call and put options that are listed on a stock exchange are normally valued at the closing sales price. If there were no sales during the day, they are normally valued at the last previous sale or bid price reported, as are equity securities that are traded in the over-the-counter market.

  Non-exchange traded debt securities (other than certain short-term investments) are valued on the basis of valuations furnished by a pricing service which uses electronic data processing techniques, without exclusive reliance upon quoted prices.

  Any other security for which market quotations are not readily available and any other property for which valuation is not otherwise available is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

  Financial futures contracts, options thereon and options on stock indexes are valued at the last trade price of the day. In the absence of a trade on a given day, the value is used which is established by the exchange on which the instrument is traded.

  Trading in the Funds that may purchase securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange is open. The values of such securities used in computing net asset value per share are normally determined as of such times. Trading of these securities may not take place on every New York Stock Exchange business day and may take place on days which are not business days in New York. The Trust calculates net asset value per share as of the close of regular trading on the New York Stock Exchange on each day on which that Exchange is open. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the Funds' securities used in such calculation. If events affecting the value of such securities occur between the time when their price is determined and the time as of which the Fund's net asset value is calculated, such securities may be valued at fair value under procedures approved by the Board of Trustees in good faith.


                                     TAXES

  The Trust intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). It is the Trust's policy to comply with the provisions of the Code regarding distribution of investment income and capital gains so that the Trust will not be subject to Federal income tax on amounts distributed.

  In order for the Trust to qualify for Federal income tax treatment as a regulated investment company, at least 90 percent of each Fund's gross income for each taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities.

  To avoid taxation of capital gains, the Trust will distribute to the Separate Accounts each Fund's net capital gains at least annually and net investment income at least monthly. A Fund's net investment income from the time of the immediately preceding dividend declaration consists of interest accrued or discount earned during such period (including both original issue and market discount) on that Fund's securities, less amortization of premium and the actual or estimated expenses of the Fund applicable to that dividend period.

  Each Fund must also be adequately diversified in its investments and maintain its status as a regulated investment company ("RIC") in order that the variable life insurance policies and annuity contracts funded through the Separate Accounts retain their character as life insurance or an annuity and the related tax benefits for annuity and insurance contract holders. John Hancock will monitor continued compliance with the adequate diversification requirements set forth in regulations issued by the Treasury Department. The diversification requirements are briefly summarized below.

  For a Fund to qualify as a regulated investment company ("RIC"), at the end of each fiscal quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 10% of the voting securities of such issuer of 5% of the value of the Fund's total assets; and (ii) not more than 25% of the value of its assets may be invested in the securities (other than U.S. Government securities and securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Should a Fund, for any reason, fail to qualify for tax treatment as a RIC, investment company, or otherwise incur any tax liability, the investment performance of the Separate Accounts could be adversely affected, to the detriment of the contractholders.

  In addition, Treasury Department regulations require that no more than 55% of the total value of the assets of each Fund be represented by any one investment, no more than 70% by any two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as one investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States), each U.S. Government agency or instrumentality is treated as a separate issuer.

  A variable life insurance policy or annuity contract investing in a Fund that failed to meet these diversification requirements would, unless and until the failure can be corrected in a procedure afforded by the Internal Revenue Service, subject contractholders to taxation of income in the contract or policy for that or any subsequent period. For a discussion of the tax implications of owning a variable annuity contract or a variable life insurance policy for which the Fund serves as the investment medium, please refer to the Prospectus for such contract or policy attached at the front of this Prospectus.

  Those Funds that invest substantial amounts of their assets in foreign securities may make an election to pass through John Hancock or JHVLICO any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to John Hancock. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld, which are also passed through. These credits may provide a benefit to John Hancock or JHVLICO.


                        CALCULATION OF PERFORMANCE DATA

  The Money Market Fund may advertise investment performance figures including its current yield and its effective yield. (See the following section on "Calculation of Yield Quotation of the Money Market Fund" for a complete description.)

YIELD AND TOTAL RETURN INFORMATION FOR ALL FUNDS OTHER THAN THE MONEY MARKET
FUND

  The non-money market Funds of the Trust may also advertise investment performance figures, including yield. Each such Fund's yield is based upon a stated 30-day period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                      YIELD = 2[([(a-b)/(cd)] + 1)/6/ -1]


   Where:   a    =    dividends and interest earned during the period
                      expenses accrued for the period (net of reimbursements, if
            b    =    any)
            c    =    the average daily number of shares outstanding during the
                      period that were entitled to receive dividends
            d    =    the maximum offering price (which is the net asset value)
                      per share on the last day of the period.


  The following table shows the current yield for each of the then-existing Funds for the 30-day period ended December 31, 1998:


FUND                                                  CURRENT YIELD
----                                                  -------------

Managed ...........................................       4.60%
Growth & Income ...................................       7.48%
Equity Index ......................................       5.78%
Large Cap Value ...................................       0.72%
Large Cap Growth ..................................      10.09%
Mid Cap Value .....................................       2.15%
Mid Cap Growth ....................................      16.55%
Real Estate Equity ................................      (0.99)%
Small/Mid Cap Growth ..............................      10.59%
Small/Mid Cap CORE ................................       7.08%
Small Cap Value ...................................       5.82%
Small Cap Growth ..................................      13.95%
Global Equity .....................................       3.13%
International Balanced ............................       3.88%
International Equity Index ........................       4.06%
International Opportunities .......................       3.38%
Emerging Markets ..................................      (7.23)%
Short-Term Bond ...................................       0.24%
Bond Index ........................................       0.16%
Sovereign Bond ....................................       0.30%
Global Bond .......................................       0.50%
High Yield Bond ...................................      (1.02)%



  Each of the Funds may advertise its total return. Total return quotations will be based upon a stated period and will be computed by finding the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:

                               P (1 + T)/n/ = ERV

   Where:   P     =    a hypothetical initial payment of $1,000
            T     =    average annual total return
            n     =    number of years
            ERV   =    ending redeemable value at the end of the stated period
                       of a hypothetical $1,000 payment made at the beginning of the stated period


  The average annual total return for each of the Funds for the periods ending December 31, 1998 is set forth in the Trust's Annual Report to contractholders. No performance information is available for the eight Funds that commenced operations on ___, 1999.

CALCULATION OF YIELD QUOTATIONS OF THE MONEY MARKET FUND

  The Money Market Fund's yield is its current investment income expressed in annualized terms. The current yield is based on a specified seven-calendar-day period. It is computed by (1) determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to get the base period return, then (3) multiplying the base period return by 52.15 (365 divided by 7). The resulting yield figure is carried to the nearest hundredth of one percent.

  The calculations include the value of additional shares purchased with any dividends paid on the original share and the value of dividends declared on both the original share and any such additional shares. The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation.

  Compound (effective) yield for the Fund will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

  For the seven-day period ending December 31, 1998, the Money Market Fund's current yield was 5.07%; its effective yield was 5.20%.

  The Fund's yield will fluctuate depending upon market conditions, the type, quality, and maturity of the instruments in the Fund, and its expenses. Current yield information should not be deemed comparable to bank deposits or other investments which pay a fixed return or which calculate yields on a different basis.

CHARGES UNDER VARIABLE LIFE INSURANCE AND VARIABLE ANNUITY POLICIES

  Yield and total return quotations do not reflect any charges imposed on any Separate Account or otherwise imposed pursuant to JHVLICO's and John Hancock's variable life insurance and variable annuity policies. Therefore, the yield or total return of any Fund is not comparable to that of a publicly available fund. Yield or total return quotations should not be considered representative of the Fund's yield or total return in any future period.


                             ADDITIONAL INFORMATION

LEGAL MATTERS

  Freedman, Levy, Kroll & Simonds of Washington, D.C., advises the Trust on certain legal matters relating to the Federal securities laws.

REPORTS

  Annual and semi-annual reports containing financial statements of the Trust, as well as voting instructions soliciting material for the Trust, will be sent to variable life insurance and annuity contractholders having an interest in the Trust.

FINANCIAL STATEMENTS

  The Trust's financial statements appearing in its Annual Report to contractholders and the report of Ernst & Young, LLP, independent auditors of the Trust, which appears therein, are incorporated by reference into the Statement of Additional Information. No other part of such Annual Report is incorporated by reference. A free copy of the Annual Report to contract holders may be obtained by writing to the address or calling the number which appears on page 1 of this Statement of Additional Information.

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

   (a) Declaration of Trust of John Hancock Variable Series Trust I, dated February 21, 1988, included in Post-Effective Amendment No. 3 to this File No. 33-2081, filed in April, 1988.

   (b) By-Laws of John Hancock Variable Series Trust I, adopted April 12, 1988, included in Post-Effective Amendment No. 3 to this File No. 33-2081, filed in April, 1988.

   (c)  Not Applicable.

   (d) (1) Investment Management Agreement by and between John Hancock Variable Series Trust I, and John Hancock Mutual Life Insurance Company dated April 12, 1988 relating to the Initial Funds, included in Post- Effective Amendment No. 4 to this File No. 33-2081, filed in April, 1989.

   (2) Sub-Investment Management Agreement among John Hancock Variable Series Trust I, Independence Investment Associates, Inc., and John Hancock Mutual Life Insurance Company dated April 29, 1988, relating to the Growth & Income, Large Cap Growth, and Managed Funds, included in Post-Effective Amendment No. 4 to this File No. 33-2081, filed in April, 1989.

   (3) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Independence Investment Associates, and John Hancock Mutual Life Insurance Company, pertaining to the Real Estate Equity Fund, included in Post-Effective Amendment No. 9 to this File No. 33-2081, filed on March 1, 1994.

   (4) Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company dated as of April 12, 1988, relating to the Real Estate Equity and International Equity Index Funds, included in Post-Effective Amendment No. 3 to this File No. 33-2081, filed in April, 1988.

   (5) Amendment dated as of May 1, 1998 to the Investment Management Agreement dated as of April 12, 1998 relating to the Real Estate Equity and International Equity Index Funds, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed on May 1, 1998.

   (6) Investment Management Agreement By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company relating to the Short-Term Bond and Small/Mid Cap Growth Funds, included in Post-Effective Amendment No. 9 to this File No. 33-2081, filed on March 1, 1994.

   (7) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Independence Investment Associates, Inc. and John Hancock Mutual Life Insurance Company relating to the Short-Term Bond Fund, included in Post- Effective Amendment No. 9 to this File No. 33-2081, filed on March 1, 1994.

   (8) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Wellington Management Company, LLC and John Hancock Mutual Life Insurance Company relating to the Small/Mid Cap Growth Fund, included in Post-Effective Amendment No. 21 to this File No. 33-2081, filed on May 3, 1999.

   (9) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, John Hancock Advisers, Inc., and John Hancock Mutual Life Insurance Company, relating to the Sovereign Bond Fund, included in Post-Effective Amendment No. 11 to this File No. 33-2081, filed on April 29, 1995.

   (10) Investment Management Agreement By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company relating to the Equity Index, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Small Cap Value, Global Bond, International Opportunities, and International Balanced Funds, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

   (11) Amendment, dated May 1, 1997, to the Investment Management Agreements dated April 12, 1988, April 15, 1994, and March 14, 1996, to reallocate Fund expenses and to reduce the advisory fee of the Short-Term Bond Fund and the Equity Index Fund, included in Post-Effective Amendment No. 16 to this File No. 33-2081, filed on May 1, 1997.

   (12) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, T. Rowe Price Associates, Inc., and John Hancock Mutual Life Insurance Company, relating to the Large Cap Value Fund, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

   (13) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Janus Capital Corporation, and John Hancock Mutual Life Insurance Company, relating to the Mid Cap Growth Fund, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

   (14) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Neuberger & Berman Management, L.P., and John Hancock Mutual Life Insurance Company, relating to the Mid Cap Value Fund, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

(15) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, John Hancock Advisers, Inc., and John Hancock Mutual Life Insurance Company, relating to the Small Cap Growth Fund, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

(16) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, INVESCO Management & Research, and John Hancock Mutual Life Insurance Company, relating to the Small Cap Value Fund, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

(17) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, J.P. Morgan Investment Management, Inc., and John Hancock Mutual Life Insurance Company, relating to the Global Bond Fund, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

(18) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Rowe Price-Fleming International, Inc., and John Hancock Mutual Life Insurance Company, relating to the International Opportunities Fund, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

(19) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Brinson Partners, Inc., and John Hancock Mutual Life Insurance Company, relating to the International Balanced Fund, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

(20) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, State Street Bank & Trust Company, and John Hancock Mutual Life Insurance Company, relating to the Equity Index Fund, included in Post-Effective Amendment No. 16 to this File No. 33-2081, filed on May 1, 1997.

(21) Amendment to Sub-Investment Management Agreement among John Hancock Variable Series Trust I, State Street Bank and Trust Company, and John Hancock Mutual Life Insurance Company, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed on May 1, 1998.

(22) Investment Management Agreement dated as of April 14, 1998 By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company relating to the Small/Mid Cap CORE, Global Equity, International Equity Index, Emerging Markets Equity, Bond Index, and High Yield Bond Fund, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed on May 1, 1998.

(23) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Goldman Sachs Asset Management, and John Hancock Mutual Life Insurance Company, relating to the Small/Mid Cap CORE Fund, included in Post-Effective Amendment No. 21 to this File No. 33-2081, filed on May 3, 1999.

(24) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Scudder Kemper Investments, Inc., and John Hancock Mutual Life Insurance Company, relating to the Global Equity Fund, included in Post-Effective Amendment No. 21 to this File No. 33-2081, filed on May 3, 1999.

(25) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Independence International Associates, Inc., and John Hancock Mutual Life Insurance Company, relating to the International Equity Index Fund, included in Post-Effective Amendment No. 21 to this File No. 33-02081, filed on May 3, 1999.

(26) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Mellon Bond Associates, and John Hancock Mutual Life Insurance Company, relating to the Bond Index Fund, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed on May 1, 1998.

(27) Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Mutual Life Insurance Company, relating to the High Yield Bond Fund, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed on May 1, 1998.

(28) Amendment No. 2 to the Investment Management Agreement dated as of March 14, 1996 By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company included in Post-Effective Amendment No. 21 to this File No. 33-2081 filed on May 3, 1999.

(29) Amendment No. 3 to the Investment Management Agreement dated as of March 14, 1996 By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company included in Post-Effective Amendment No. 21 to this File No. 33-2081 filed on May 3, 1999.

(30) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Morgan Stanley Dean Witter Advisors, Inc., and John Hancock Mutual Life Insurance Company, relating to the Emerging Markets Equity Fund, filed herewith.

(31) Investment Management Agreement By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company relating to the Large Cap Aggressive Growth, Fundamental Mid Cap Growth, International Equity, Aggressive Balanced, Large Cap Value CORE, Large/Mid Cap Value, Mid Cap Blend, and Small/Mid Cap Value Funds filed herewith.

(32) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Alliance Capital Management L.P., and John Hancock Mutual Life Insurance Company relating to the Large Cap Aggressive Growth Fund, filed herewith.

(33) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, OppenheimerFunds, Inc., and John Hancock Mutual Life Insurance Company relating to the Fundamental Mid Cap Growth Fund, filed herewith.

(34) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Golman Sachs Asset Management, and John Hancock Mutual Life Insurance Company relating to the International Equity Fund, filed herewith.

(35) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Golman Sachs Asset Management, and John Hancock Mutual Life Insurance Company relating to the Large Cap Value CORE Fund, filed herewith.

(36) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Independence Investment Associates, Inc., and John Hancock Mutual Life Insurance Company relating to the Aggressive Balanced Fund, filed herewith.

(37) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Independence Investment Associates, Inc., and John Hancock Mutual Life Insurance Company relating to the Mid Cap Blend Fund, filed herewith.

(38) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, Wellington Management Company, LLP, and John Hancock Mutual Life Insurance Company relating to the Large/Mid Cap Value Fund, filed herewith.

(39) Form of Sub-Investment Management Agreement Among John Hancock Variable Series Trust I, The Boston Company Asset Management Company, LLC, and John Hancock Mutual Life Insurance Company relating to the Small/Mid Cap Value Fund, filed herewith.

(e) (1) Underwriting and Administrative Services Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company, dated April 29, 1988, included in Post-Effective Amendment No. 4 to this File No. 33-2081, filed in April, 1989.

     (2) Underwriting and Indemnity Agreement among John Hancock Variable Series Trust I, John Hancock Distributors, Inc., and John Hancock Mutual Life Insurance Company, previously filed electronically on February 28, 1997.

(f)  Not Applicable.

(g) (1) Custodian Agreement Between John Hancock Variable Series Trust I and State Street Bank and Trust Company, dated January 30, 1995, relating to the International Equity Index and Small/Mid Cap CORE Fund, included in Post-Effective Amendment No. 10 to this File No. 33-2081, filed on March 2, 1995.

     (2) Amendment dated as of March 18, 1996 to Custodian Agreement dated January 30, 1995, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, expanding the Agreement to cover additional Funds, included in Post-Effective Amendment No. 13 to this File No. 33-2081, filed on April 30, 1996.

     (3) Amendment dated as of April 14, 1998 to Custodian Agreement dated January 30, 1995, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, expanding this agreement to cover additional Funds, included in Post-Effective Amendment No. 19 to this File No. 33-2081, filed on May 1, 1998.

     (4) Form of Amendment to Custodian Agreement dated January 30, 1995, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, expanding this agreement to cover additional Funds, filed herewith.

(h) Amendment dated April 29, 1988 to Transfer Agency Agreement by and between John Hancock Variable Series Fund I, Inc., and John Hancock Mutual Life Insurance Company, January 27, 1986, which was priorly included in Exhibit 9 to Pre-Effective Amendment No. 1 to this File No. 33-2081, filed March 13, 1986, included in Post-Effective Amendment No. 4 to this File
     No. 33-2081, filed in April, 1989.

(i) Opinion and Consent of Counsel regarding the legality of the securities being registered incorporated by reference to Post-Effective Amendment No. 22 to this File No. 33-2081 filed on July 15, 1999.


(j)  (1) Consent of Ernst & Young LLP, independent auditors (filed herewith).

(j)  (2) Not Applicable.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Not Applicable.

(n) Financial Data Schedules, included in Post-Effective Amendment No. 21 to this File No. 33-2081, filed on May 3, 1999.

(o)  Not Applicable.

    (p) Diagram of Subsidiaries of John Hancock Mutual Life Insurance Company (incorporated by reference from Exhibit 13 to Post-Effective Amendment No. 5 to Form N-4 Registration Statement of John Hancock Variable Annuity Account H (File No. 333-08345) filed April 29, 1999).

    (q) Powers of Attorney for Ms. Cook and Mr. Lee included in Post- Effective Amendment No. 9 to this Form N-1A Registration Statement (File No. 33-2081), filed March 1, 1994. Powers of Attorney of Mr. Dykstra, included in Post-Effective Amendment No. 3 to this Form N-1A Registration Statement (File No. 33-2081), filed in April, 1988. Power of Attorney for Ms. Van Leer included in Post-Effective Amendment No. 21 to this Form N-1A Registration Statement (File No. 33-2081), filed in May, 1999. Powers of Attorney for Ms. Kessler and Mr. Verdonck, filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Currently, shares of the Registrant are sold only to (1) John Hancock Variable Life Accounts U, V and S, separate investment accounts created pursuant to Massachusetts law, to fund variable life insurance policies issued by John Hancock Variable Life Insurance Company ("JHVLICO"), a stock life insurance company organized under the laws of Massachusetts; (2) John Hancock Variable Annuity Accounts U and V, separate investment accounts created pursuant to Massachusetts law to fund variable annuity contracts issued by John Hancock Mutual Life Insurance Company, ("John Hancock"), a life insurance company organized under the laws of Massachusetts; (3) John Hancock Mutual Variable Life Insurance Account UV, a separate investment account created pursuant to Massachusetts law to fund variable life insurance policies issued by John Hancock; and (4) John Hancock Variable Annuity Account I, a separate investment account created pursuant to created pursuant to Massachusetts law to fund variable annuity contracts issued by JHVLICO. (The seven variable accounts are hereinafter referred to as "Separate Accounts.") The purchasers of variable life insurance policies and variable annuity contracts issued in connection with such Separate Accounts will have the opportunity to instruct JHVLICO and John Hancock, respectively, with regard to the voting of the Registrant's shares held by the Separate Account as to certain matters. Subject to such voting instructions, John Hancock and JHVLICO directly control the Registrant, and the Separate Accounts currently are its sole shareholders.

Subsequently, shares of the Registrant may be sold to other separate investment accounts of John Hancock and JHVLICO. A diagram of the subsidiaries of John Hancock is attached as Exhibit (p) to this Form N-1A Registration Statement.

ITEM 25. INDEMNIFICATION

Reference is made to Article VI of the Registrant's By-Laws (Exhibit 2 to Post-Effective Amendment No. 3 to this Registration Statement filed in April, 1988), which provides that the Trust shall indemnify or advance any expenses to the trustees, shareholders, officers, or employees of the Trust to the extent set forth in the Declaration of Trust.

Sections 6.3 through 6.17 of the Declaration of Trust (Exhibit 1 to Post-Effective Amendment No. 3 to this Registration Statement filed in April, 1988), relate to the indemnification of trustees, shareholders, officers and employees and are hereby incorporated by reference. It is provided that the Registrant shall indemnify any Trustee made a party to any proceeding by reason of service in that capacity if the Trustee (a) acted in good faith and (b) reasonably believed, (1) in the case of conduct in the Trustee's official capacity with the Trust, that the conduct was in the best interest of the Trust and (2) in all other cases, that the conduct was at least not opposed to the best interests of the Trust, and (c) in the case of any criminal proceeding, the Trust shall indemnify the Trustee if the Trustee acted in good faith and had no reasonable cause to believe that the conduct was unlawful. Indemnification may not be made by the Trust unless authorized in each case by a determination by the Board of Trustees or by special legal counsel or by the shareholders. Neither indemnification nor advancement of expenses may be made if the Trustee or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties involved in the conduct of his office ("Disabling Conduct"). The means for determining whether indemnification shall be made shall be (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that such person was not liable by reason of Disabling Conduct. Such latter determination may be made either (a) by the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust (as defined in the 1940 Act, as amended) nor parties to the proceeding or (b) by an independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the Trustee or officer agrees to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and at least one of three conditions is satisfied: (1) he provides security for his agreement to repay, (2) the Registrant is insured against loss by reason of lawful advances, or (3) a majority of a quorum the Trustees who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is reason to believe that the Trustee or officer will be found entitled to indemnification.

Similar types of provisions dealing with the indemnification of the Registrant's officers and directors is included in several exhibits attached to the original filing and subsequent amendments to this Registration Statement: specifically,
Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5(k) to Post-Effective Amendment No. 13 to this Registration Statement filed April 30, 1996), Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5(g) to Post-Effective Amendment No. 9 to this Registration Statement filed March 1, 1994), Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Fund I, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 5 Post-Effective Amendment No. 4 to this Registration Statement, filed in April, 1989), Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5(v) to Post-Effective Amendment No. 19 to this Registration Statement filed in 1998),
Section 7 of the Underwriting and Administrative Services Agreement by and between John Hancock Variable Series Trust I, and John Hancock Mutual Life Insurance Company (Exhibit 6 to Post-Effective Amendment No. 4 to this Registration Statement filed in April, 1989), and Section 15 of the Transfer Agency Agreement by and between John Hancock Variable Series Fund I, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 9 to Pre-Effective Amendment No. 1 to this Registration Statement filed March 13, 1986), and Section 6 of the Underwriting and Indemnity Agreement By and Among John Hancock Series Trust, John Hancock Distributors, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 6.b to Post-Effective Amendment No. 14 to this Registration Statement filed February 28, 1997).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the Registrant's By-Laws or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (the "Commission"), such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information pertaining to any business and other connections of Registrant's investment adviser, John Hancock, is hereby incorporated by reference from the section of Part A of this Form N-1A (the "Prospectus") captioned "Management of the Fund," Item 7 of Part II of John Hancock's Form ADV [filed separately with the Commission (File No. 801-8352)], and Item 10 of John Hancock's Form BD [filed separately with the Commission (File No. 8-15661)]. Information pertaining to any business and other connections of Registrant's sub-investment advisers, Independence Investment Associates, Inc. ("IIA"), John Hancock Advisers Inc. ("Advisers"), John Hancock International Advisers, Limited ("International Advisers"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), Janus Capital Corporation ("Janus"), Neuberger Berman, LLC ("Neuberger Berman"), INVESCO Management & Research ("INVESCO"), J.P. Morgan Investment Management Inc. ("JPMIM"), Rowe Price-Fleming International, Inc. ("Rowe Price-Fleming"), Brinson Partners, Inc. ("Brinson"), Goldman Sachs Asset Management ("Goldman Sachs"), Scudder Kemper Investments, Inc.("Scudder Kemper"), Independence International Associates, Inc. ("Independence International"), Morgan Stanley Dean Witter Advisors, Inc. ("Morgan Stanley"), Mellon Bond Associates ("Mellon"), Alliance Capital Management L.P. ("Alliance"), OppenheimerFunds, Inc. ("Oppenheimer"), The Boston Company Asset Management, LLC ("Boston"), and Wellington Management Company, LLP ("Wellington") is incorporated by reference from the section of the Prospectus captioned "Management of the Fund" and Item 7 of Part II of the Forms ADV of IIA (File No. 801-18048), Advisers (File No. 801-
8124), Advisers International (File No. 801-29498), T. Rowe Price (File No. 801-
856), Janus (File No. 801-13991), Neuberger & Berman (File No. 801-3908), INVESCO (File No. 801-1596), JPMIM (File No. 801-21011), Rowe Price-Fleming (File No. 801-14713), Brinson (File No. 801-34910) Goldman Sachs (File No. 801-
3111), Scudder Kemper (File No. 801-252), Independence International (File No. 801-28785), Morgan Stanley (File No. 801-42061), Mellon (File No. 801-50865),
Alliance (File No. 801-32361), Oppenheimer (File No. 801-8253), Boston (File No. 801-6829), Wellington (File No. 801-41552) filed separately with the Commission. The other businesses, professions, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of John Hancock, IIA, Advisers, Advisers International, T. Rowe Price, Janus, Neuberger & Berman, INVESCO, JPMIM, Rowe Price-Fleming, Brinson Goldman Sachs, Scudder Kemper, Independence International, Morgan Stanley, Mellon, Alliance, Oppenheimer, Boston, and Wellington are hereby incorporated by reference, respectively, from Schedules A and D of John Hancock's Form ADV and from Schedules A and D of the Forms ADV of the sub- investment advisers.

ITEM 27. PRINCIPAL UNDERWRITERS

 (a) Signator Investors, Inc. ("Signator") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting and distribution services. Signator does not act as a principal underwriter, distributor, or investment advisor for any other investment company, except that Signator serves as the principal underwriter for the separate accounts referred to in the response to Item 24 above.

 (b) The name and principal business address of each officer, director, or partner of Signator as well as their positions and offices with Signator are hereby incorporated by reference from Schedules A and D of Signator's Form BD [filed separately with the Commission (Firm CRD No. 468)]. None of the directors or partners of Signator hold positions with the Registrant.

 (c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain, and preserve the records required by
Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 serves as custodian for the Registrant and in such capacity keeps records regarding securities in transfer, bank statements and cancelled checks.

John Hancock, John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, will serve as Registrant's transfer agent, investment adviser, principal underwriter, and distributor and, in such capacities, will keep records regarding shareholders' account records, cancelled stock certificates, and all other records required by Section 31(a) of the Act. John Hancock, as Investment Adviser will keep records related to transactions in the Bond and Money Market Funds.

IIA, 53 State Street, Boston, Massachusetts 02109, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Growth & Income, Large Cap Growth, Managed, Real Estate Equity, Aggressive Balanced, Mid Cap Blend, and Short-Term Bond Funds.

Advisers, 101 Huntington Avenue, Boston, Massachusetts 02199, and International Advisers, 37 Park Street, London W1Y3H6, England, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the International Equities Fund.

Alliance, 1345 Avenue of the Americas, New York, New York 10105, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Large Cap Aggressive Growth Fund.

Advisers, 101 Huntington Avenue, Boston, Massachusetts 02199, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Special Opportunities, Sovereign Bond, and Small Cap Growth Funds.

State Street, Two International Place, Boston, Massachusetts 02110, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Equity Index Fund.

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Large Cap Value Fund.

Janus, 100 Fillmore Street, Denver, Colorado 80206, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Mid Cap Growth Fund.

Neuberger Berman, 605 Third Avenue, New York, New York 10158, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Mid Cap Value Fund.

INVESCO, 101 Federal Street, Boston, Massachusetts 02110, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Small Cap Value Fund.

JPMIM, 522 Fifth Avenue, New York, New York, 10036, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Global Bond Fund.

Rowe Price-Fleming, 100 East Pratt Street, Baltimore, Maryland 21202, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the International Opportunities Fund.

Brinson, 209 South LaSalle Street, Chicago, Illinois 60604, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the International Balanced Fund.

Goldman Sachs, One New York Plaza, New York, New York 10004, will serve as Registrant's sub-investment manager and, in such capacity, will keep the records related to transactions in the portfolio securities of the Small/Mid Cap CORE Equity, International Equity, and Large Cap Value CORE Funds.

Scudder Kemper, 345 Park Avenue, New York, New York 10154, will serve as Registrant's sub-investment manager and, in such capacity, will keep the records related to transactions in the portfolio securities of the Global Equity Fund.

Independence International, 53 State Street, Boston, Massachusetts 02109, will serve as Registrant's sub-investment manager and, in such capacity, will keep the records related to transactions in the portfolio securities of the International Equity Index Fund.

Morgan Stanley, 1221 Avenue of the Americas, New York, New York 10020, will serve as Registrant's sub-investment manager and, in such capacity, will keep the records related to transactions in the portfolio securities of the Emerging Markets Equity Fund.

Mellon, One Mellon Bank Center, Suite 4135, Pittsburgh, Pennsylvania 15258, will serve as Registrant's sub-investment manager and, in such capacity, will keep the records related to transactions in the portfolio securities of the Diversified Bond Index Fund.

Oppenheimer, Two World Trade Center, New York, New York, 10048, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Fundamental Mid Cap Growth Fund.

Boston, One Boston Place, Boston, Massachusetts 02108, will serve as Registrant's sub-investment manager and, in such capacity, will keep records related to transactions in portfolio securities of the Small/Mid Cap Value Fund.

Wellington, 75 State Street, Boston, Massachusetts 02109, will serve as Registrant's sub-investment manager and, in such capacity, will keep the records related to transactions in the portfolio securities of the Small/Mid Cap Growth, High Yield Bond, and Large/Mid Cap Value Funds.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Registrant undertakes to furnish to each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, AS AMENDED, AND THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THE REGISTRANT HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF BOSTON, AND THE COMMONWEALTH OF MASSACHUSETTS, ON THE 6TH DAY OF AUGUST, 1999.


          John Hancock Variable Series Trust I



          By: /s/ Thomas J. Lee
              -----------------

          Thomas J. Lee, Vice Chairman


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST- EFFECTIVE AMENDMENT TO ITS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

          SIGNATURE                                    DATE



          By:  /s/ Raymond F. Skiba                    August 6, 1999
               --------------------

          Raymond F. Skiba
          Treasurer (Principal Financial and
          Accounting Officer)



          By:  /s/ Thomas J. Lee                       August 6, 1999
               -----------------

          Thomas J. Lee
          Vice Chairman (Acting Principal Executive Officer)

For himself and as attorney-in-fact for:

Michele G. Van Leer, Chairman

William H. Dykstra, Trustee

Elizabeth G. Cook, Trustee

Diane C. Kessler, Trustee

Robert Verdonck, Trustee